UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08061

Diamond Hill Funds

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Address of principal executive offices) (Zip code)

Thomas E. Line

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-255-3333

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

June 30, 2022

Small Cap Fund	All Cap Select Fund
Small-Mid Cap Fund	Long-Short Fund
Mid Cap Fund	International Fund
Large Cap Fund	Short Duration Securitized Bond Fund
Large Cap Concentrated Fund	Core Bond Fund

This material must be preceded or accompanied by a current prospectus.
Not FDIC insured | No bank guarantee | May lose value

Table of Contents

Our Shared Investment Principles	1
Financial Statements
Schedules of Investments	2
Statements of Assets & Liabilities	64
Statements of Operations	66
Statements of Changes in Net Assets	68
Financial Highlights	82
Notes to Financial Statements	102
Other Items	117
Schedule of Shareholder Expenses	118
Operation and Effectiveness of the Funds’ Liquidity Risk Management Program	120

Cautionary Statement: At Diamond Hill, we pledge that, “we will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.” Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for our opinions, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements by words like “believe,” “expect,” “anticipate,” or similar expressions when discussing prospects for particular portfolio holdings and/or one of the Funds. We cannot assure future results. You should not place undue reliance on forward-looking statements, which speak only as of the date of this report. We disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a Prospectus. Carefully consider the Fund’s investment objectives, risks, and expenses. This and other important information are contained in the Fund’s prospectus and summary prospectus, which are available at diamond-hill.com or calling 888.226.5595. Read carefully before investing. The Diamond Hill Funds are distributed by Foreside Financial Services, LLC (Member FINRA). Diamond Hill Capital Management, Inc., a registered investment adviser, serves as Investment Adviser to the Diamond Hill Funds and is paid a fee for its services. Not FDIC insured | No bank guarantee | May lose value

Our Shared Investment Principles

Our shared investment principles

Active, fundamental approach

An active, research-driven approach that capitalizes on our intellectual curiosity and unique insights is essential to deliver better returns than benchmarks or peers.

Ownership

Investing with an ownership mentality requires deep due diligence to build the conviction needed to invest over the long term.

Long term

Focusing on the long term allows us to look beyond near-term noise, allowing clients to realize the benefits of our deep, disciplined research process.

Valuation discipline

We believe the best way to compound returns is to take an ownership stake in an investment at a discount to its underlying value and have the discipline to wait for that value to be realized.

Strategic capacity management

Prudent capacity management protects our ability to generate competitive long-term investment results for our clients.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 1

Diamond Hill Small Cap Fund
Schedule of Investments
June 30, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.1%
Communication Services — 0.7%
Live Nation Entertainment, Inc. (a)	33,472	$2,764,118

Consumer Discretionary — 14.8%
Carter’s, Inc. (b)	24,051	1,695,115
Century Communities, Inc.	23,433	1,053,782
Green Brick Partners, Inc. (a)	380,970	7,455,583
Hanesbrands, Inc.	433,538	4,461,106
Johnson Outdoors, Inc., Class A (b)	30,137	1,843,179
PROG Holdings, Inc. (a)	189,549	3,127,559
Red Rock Resorts, Inc., Class A (b)	598,342	19,960,689
Rocky Brands, Inc. (b)	78,887	2,696,358
Vail Resorts, Inc.	40,173	8,759,723
Wolverine World Wide, Inc. (b)	283,659	5,718,565
		56,771,659
Consumer Staples — 12.6%
BellRing Brands, Inc. (a)	138,294	3,442,138
Cal-Maine Foods, Inc. (b)	373,156	18,437,638
Lancaster Colony Corp.	69,016	8,887,881
Post Holdings, Inc. (a)	104,986	8,645,597
Seaboard Corp.	2,228	8,650,388
		48,063,642
Energy — 2.7%
Civitas Resources, Inc. (b)	199,125	10,412,246

Financials — 27.0%
Bank OZK (b)	451,255	16,935,600
BankUnited, Inc.	56,505	2,009,883
BOK Financial Corp.	92,819	7,015,260
Cadence Bank	128,003	3,005,510
Enstar Group Ltd. (a)	53,088	11,359,770
First Interstate BancSystem, Inc., Class A	212,391	8,094,221
Live Oak Bancshares, Inc. (b)	343,226	11,631,929
Mr. Cooper Group, Inc. (a)	300,758	11,049,849
ProAssurance Corp.	373,370	8,822,733
Triumph Bancorp, Inc. (a)	121,970	7,630,443

	Shares	Fair Value
Financials — 27.0% continued
Webster Financial Corp.	375,175	$15,813,626
		103,368,824
Health Care — 4.0%
Enovis Corp. (a)	127,497	7,012,335
Integer Holdings Corp. (a)(b)	40,248	2,843,924
UFP Technologies, Inc. (a)(b)	67,047	5,334,930
		15,191,189
Industrials — 15.7%
Allegiant Travel Co. (a)	60,713	6,866,033
Allied Motion Technologies, Inc.	261,018	5,961,651
Concrete Pumping Holdings, Inc. (a)(b)(c)	1,044,136	6,327,464
Douglas Dynamics, Inc.	125,090	3,595,087
Energy Recovery, Inc. (a)(b)	227,221	4,412,632
ESAB Corp.	177,371	7,759,981
First Advantage Corp. (a)	219,611	2,782,471
Kirby Corp. (a)	88,610	5,391,032
Sensata Technologies Holding plc	36,275	1,498,520
Stericycle, Inc. (a)	35,577	1,560,051
WESCO International, Inc. (a)	130,706	13,998,613
		60,153,535
Information Technology — 7.1%
ChannelAdvisor Corp. (a)	141,440	2,062,195
Rimini Street, Inc. (a)(b)	1,640,735	9,860,817
Sanmina Corp. (a)	57,813	2,354,724
WNS Holdings Ltd. — ADR (a)	173,241	12,930,708
		27,208,444
Materials — 6.1%
Ashland Global Holdings, Inc.	113,064	11,651,245
Chase Corp.	50,613	3,938,198
Taseko Mines Ltd. (a)(b)	4,437,131	4,792,101
TriMas Corp. (b)	112,921	3,126,783
		23,508,327
Real Estate — 5.9%
CubeSmart	164,591	7,031,328
Jones Lang LaSalle, Inc. (a)	10,052	1,757,693

2 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.1% continued
Real Estate — 5.9% continued
Rayonier, Inc.	186,063	$6,955,035
Ryman Hospitality Properties, Inc. (a)	87,196	6,629,512
		22,373,568
Utilities — 2.5%
South Jersey Industries, Inc.	152,585	5,209,252
UGI Corp.	110,327	4,259,725
		9,468,977

Total Common Stocks
(Cost $274,895,052)		$379,284,529

Registered Investment Companies — 13.7%
State Street Institutional US Government Money Market Fund — Premier Class, 1.43% (d)	3,367,028	3,367,028
State Street Navigator Securities Lending Portfolio I, 1.64% (d)(e)	49,114,375	49,114,375
Total Registered Investment Companies
(Cost $52,481,403)		$52,481,403

Total Investment Securities — 112.8%
(Cost $327,376,455)		$431,765,932

Liabilities in Excess of Other Assets — (12.8)%		(49,045,287)

Net Assets — 100.0%		$382,720,645

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2022 was $49,272,204.
(c)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of June 30, 2022 was $6,327,464, representing 1.7% of net assets.
(d)	The rate shown is the 7-day effective yield as of June 30, 2022.
(e)	This security was purchased using cash collateral held from securities on loan.

ADR — American Depositary Receipt.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
June 30, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.3%
Communication Services — 1.4%
Liberty Media Corp. - Liberty Formula One - Series C (a)(b)	414,121	$26,284,260

Consumer Discretionary — 15.1%
Advance Auto Parts, Inc.	109,419	18,939,335
BorgWarner, Inc.	503,082	16,787,846
Hanesbrands, Inc. (a)	2,774,994	28,554,688
NVR, Inc. (b)	12,159	48,686,338
Polaris, Inc. (a)	312,192	30,994,422
PROG Holdings, Inc. (a)(b)	812,849	13,412,009
Red Rock Resorts, Inc., Class A (a)	2,150,211	71,731,039
Vail Resorts, Inc.	123,569	26,944,220
Wolverine World Wide, Inc. (a)	1,423,088	28,689,454
		284,739,351
Consumer Staples — 9.7%
BellRing Brands, Inc. (a)(b)	1,014,747	25,257,053
Cal-Maine Foods, Inc. (a)	1,263,721	62,440,455
Lancaster Colony Corp.	232,204	29,903,231
Post Holdings, Inc. (b)	797,595	65,681,948
		183,282,687
Energy — 3.2%
Civitas Resources, Inc. (a)	239,020	12,498,356
Coterra Energy, Inc.	1,877,537	48,421,679
		60,920,035
Financials — 25.9%
Alleghany Corp. (b)	34,349	28,616,152
Bank OZK (a)	1,079,922	40,529,473
BankUnited, Inc. (a)	809,006	28,776,343
BOK Financial Corp. (a)	518,688	39,202,439
Brighthouse Financial, Inc. (b)	465,437	19,092,226
Brown & Brown, Inc.	164,856	9,617,699
Enstar Group Ltd. (b)	82,581	17,670,682
First Interstate BancSystem, Inc., Class A	821,166	31,294,636
First Republic Bank	185,930	26,811,106
Live Oak Bancshares, Inc. (a)	1,115,580	37,807,006

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 3

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.3% continued
Financials — 25.9% continued
Loews Corp.	441,147	$26,142,371
Mr. Cooper Group, Inc. (a)(b)	1,011,211	37,151,892
ProAssurance Corp. (a)	1,012,381	23,922,563
RenaissanceRe Holdings Ltd.	192,405	30,086,370
SVB Financial Group (b)	76,098	30,057,949
Webster Financial Corp.	1,490,348	62,818,168
		489,597,075
Health Care — 3.3%
Boston Scientific Corp. (b)	244,398	9,108,714
Enovis Corp. (b)	749,843	41,241,365
Integer Holdings Corp. (a)(b)	160,226	11,321,569
		61,671,648
Industrials — 18.6%
Alaska Air Group, Inc. (b)	380,354	15,233,178
Allegiant Travel Co. (a)(b)	275,182	31,120,332
Energy Recovery, Inc. (a)(b)	1,000,583	19,431,322
ESAB Corp. (a)	828,196	36,233,575
First Advantage Corp. (b)	1,423,911	18,040,952
Gates Industrial Corp. plc (b)	3,426,808	37,043,795
Kirby Corp. (a)(b)	645,681	39,283,232
Sensata Technologies Holding plc	1,013,525	41,868,718
Stericycle, Inc. (b)	482,396	21,153,065
WESCO International, Inc. (b)	868,038	92,966,870
		352,375,039
Information Technology — 5.4%
Broadridge Financial Solutions, Inc.	65,435	9,327,759
Sanmina Corp. (b)	644,376	26,245,435
SS&C Technologies Holdings, Inc.	581,501	33,767,763
WNS Holdings Ltd. — ADR (a)(b)	434,027	32,395,775
		101,736,732
Materials — 2.7%
Ashland Global Holdings, Inc.	491,869	50,687,100

	Shares	Fair Value
Real Estate — 8.4%
CubeSmart	1,441,270	$61,571,054
Douglas Emmett, Inc.	674,193	15,088,439
Jones Lang LaSalle, Inc. (b)	79,950	13,980,057
Rayonier, Inc.	933,289	34,886,343
Ryman Hospitality Properties, Inc. (b)	314,763	23,931,431
UDR, Inc.	212,729	9,794,043
		159,251,367
Utilities — 4.6%
South Jersey Industries, Inc. (a)	1,193,378	40,741,925
UGI Corp.	1,222,829	47,213,428
		87,955,353

Total Common Stocks
(Cost $1,525,202,775)		$1,858,500,647

Registered Investment Companies — 9.2%
Diamond Hill Short Duration Securitized Bond Fund — Class Y (c)	913,326	8,795,327
State Street Institutional US Government Money Market Fund — Premier Class, 1.43% (d)	24,375,636	24,375,636
State Street Navigator Securities Lending Portfolio I, 1.64% (d)(e)	141,498,652	141,498,652
Total Registered Investment Companies
(Cost $175,022,220)		$174,669,615

Total Investment Securities — 107.5%
(Cost $1,700,224,995)		$2,033,170,262

Liabilities in Excess of Other Assets — (7.5)%		(141,537,242)

Net Assets — 100.0%		$1,891,633,020

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2022 was $144,717,163.
(b)	Non-income producing security.
(c)	Affiliated fund.
(d)	The rate shown is the 7-day effective yield as of June 30, 2022.

4 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

(e)	This security was purchased using cash collateral held from securities on loan.

ADR — American Depositary Receipt.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

Diamond Hill Mid Cap Fund
Schedule of Investments
June 30, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.9%
Communication Services — 1.4%
Liberty Media Corp. - Liberty Formula One - Series C (a)	45,641	$2,896,834

Consumer Discretionary — 14.4%
Advance Auto Parts, Inc.	12,271	2,123,987
BorgWarner, Inc.	57,437	1,916,673
Hanesbrands, Inc.	285,888	2,941,788
NVR, Inc. (a)	1,371	5,489,676
Polaris, Inc. (b)	31,466	3,123,944
PROG Holdings, Inc. (a)	65,039	1,073,144
Red Rock Resorts, Inc., Class A	227,930	7,603,745
Vail Resorts, Inc.	13,578	2,960,683
VF Corp.	56,078	2,476,965
		29,710,605
Consumer Staples — 7.7%
Archer-Daniels-Midland Co.	35,369	2,744,634
BellRing Brands, Inc. (a)	112,293	2,794,973
Lancaster Colony Corp.	25,546	3,289,814
Post Holdings, Inc. (a)	85,229	7,018,608
		15,848,029
Energy — 2.1%
Coterra Energy, Inc.	172,566	4,450,477

Financials — 27.1%
Alleghany Corp. (a)	3,735	3,111,628
American International Group, Inc.	110,435	5,646,542
Bank OZK	102,457	3,845,211
BankUnited, Inc.	92,263	3,281,795
BOK Financial Corp.	31,775	2,401,554
Brighthouse Financial, Inc. (a)	53,985	2,214,465
Discover Financial Services	14,237	1,346,535
Enstar Group Ltd. (a)	7,617	1,629,886
First Republic Bank	37,099	5,349,676
Hartford Financial Services Group, Inc. (The)	51,575	3,374,552
Loews Corp.	44,340	2,627,588
Mr. Cooper Group, Inc. (a)	81,184	2,982,700

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 5

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.9% continued
Financials — 27.1% continued
RenaissanceRe Holdings Ltd.	13,784	$2,155,404
SVB Financial Group (a)	16,840	6,651,632
Webster Financial Corp.	132,481	5,584,074
Willis Towers Watson plc	18,991	3,748,633
		55,951,875
Health Care — 4.0%
Boston Scientific Corp. (a)	96,622	3,601,102
Enovis Corp. (a)	83,629	4,599,595
		8,200,697
Industrials — 15.3%
Alaska Air Group, Inc. (a)	76,491	3,063,465
Allegiant Travel Co. (a)	12,940	1,463,385
ESAB Corp.	83,514	3,653,738
Kirby Corp. (a)	69,511	4,229,049
Parker-Hannifin Corp.	20,049	4,933,056
Sensata Technologies Holding plc	99,227	4,099,067
Stericycle, Inc. (a)	55,873	2,450,031
WESCO International, Inc. (a)	71,626	7,671,145
		31,562,936
Information Technology — 7.6%
Check Point Software Technologies Ltd. (a)	57,660	7,021,835
Cognizant Technology Solutions Corp., Class A	47,358	3,196,191
NXP Semiconductors NV	12,292	1,819,585
SS&C Technologies Holdings, Inc.	64,086	3,721,474
		15,759,085
Materials — 5.2%
Ashland Global Holdings, Inc.	55,558	5,725,252
Freeport-McMoRan, Inc.	169,727	4,966,212
		10,691,464
Real Estate — 9.4%
CubeSmart	159,837	6,828,237
Douglas Emmett, Inc.	79,014	1,768,333

	Shares	Fair Value
Real Estate — 9.4% continued
Jones Lang LaSalle, Inc. (a)	9,052	$1,582,833
Rayonier, Inc.	68,035	2,543,148
Ryman Hospitality Properties, Inc. (a)	35,754	2,718,377
UDR, Inc.	23,242	1,070,062
Weyerhaeuser Co.	85,199	2,821,791
		19,332,781
Utilities — 4.7%
South Jersey Industries, Inc.	128,819	4,397,881
UGI Corp.	139,080	5,369,879
		9,767,760

Total Common Stocks
(Cost $155,345,177)		$204,172,543

Registered Investment Companies — 2.5%
State Street Institutional US Government Money Market Fund — Premier Class, 1.43% (c)	1,790,782	1,790,782
State Street Navigator Securities Lending Portfolio I, 1.64% (c)(d)	3,288,197	3,288,197
Total Registered Investment Companies
(Cost $5,078,979)		$5,078,979

Total Investment Securities — 101.4%
(Cost $160,424,156)		$209,251,522

Liabilities in Excess of Other Assets — (1.4)%		(2,901,714)

Net Assets — 100.0%		$206,349,808

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2022 was $3,123,944.
(c)	The rate shown is the 7-day effective yield as of June 30, 2022.
(d)	This security was purchased using cash collateral held from securities on loan.

NV — Naamloze Vennootschap

plc — Public Limited Company

See accompanying Notes to Financial Statements.

6 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Large Cap Fund
Schedule of Investments
June 30, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.8%
Communication Services — 8.5%
Alphabet, Inc., Class A (a)	101,504	$221,203,607
Comcast Corp., Class A	2,567,757	100,758,785
Meta Platforms, Inc., Class A (a)	654,220	105,492,975
Take-Two Interactive Software, Inc. (a)	858,881	105,238,689
Verizon Communications, Inc.	2,941,450	149,278,587
Walt Disney Co. (The) (a)	1,558,191	147,093,230
		829,065,873
Consumer Discretionary — 13.6%
Amazon.com, Inc. (a)	1,873,652	199,000,579
Booking Holdings, Inc. (a)	75,220	131,559,028
BorgWarner, Inc. (b)	3,191,261	106,492,380
General Motors Co. (a)	6,259,978	198,816,901
Hanesbrands, Inc. (b)	8,211,555	84,496,901
Home Depot, Inc. (The)	734,086	201,337,767
NVR, Inc. (a)	60,124	240,744,913
VF Corp. (b)	3,816,861	168,590,750
		1,331,039,219
Consumer Staples — 4.1%
Mondelez International, Inc., Class A	1,777,090	110,339,518
PepsiCo, Inc.	1,749,001	291,488,507
		401,828,025
Energy — 3.5%
ConocoPhillips	3,771,603	338,727,665

Financials — 22.0%
American International Group, Inc.	8,128,859	415,628,561
Bank of America Corp.	8,843,517	275,298,684
Berkshire Hathaway, Inc., Class B (a)	710,638	194,018,387
Hartford Financial Services Group, Inc. (The)	1,659,211	108,562,176
KKR & Co., Inc.	5,498,583	254,529,407
Marsh & McLennan Cos., Inc.	1,256,312	195,042,438
Nasdaq, Inc.	1,145,881	174,792,688
SVB Financial Group (a)	385,653	152,329,078
Truist Financial Corp.	5,898,011	279,742,662

	Shares	Fair Value
Financials — 22.0% continued
Wells Fargo & Co.	2,704,054	$105,917,795
		2,155,861,876
Health Care — 15.1%
Abbott Laboratories	3,250,634	353,181,384
AbbVie, Inc.	857,911	131,397,649
Becton, Dickinson and Co.	768,598	189,482,465
HCA Healthcare, Inc.	709,240	119,194,874
Humana, Inc.	504,079	235,944,257
Medtronic plc	1,940,930	174,198,467
Pfizer, Inc.	5,131,299	269,034,007
		1,472,433,103
Industrials — 12.7%
Carrier Global Corp.	3,178,473	113,344,347
Caterpillar, Inc.	1,101,336	196,874,823
Deere & Co.	411,299	123,171,711
Honeywell International, Inc.	732,250	127,272,372
L3Harris Technologies, Inc.	599,284	144,846,943
Parker-Hannifin Corp.	788,759	194,074,152
Union Pacific Corp.	982,831	209,618,196
Waste Management, Inc.	883,379	135,139,319
		1,244,341,863
Information Technology — 9.8%
Cognizant Technology Solutions Corp., Class A	1,926,034	129,988,035
Fidelity National Information Services, Inc.	1,129,542	103,545,115
Microsoft Corp.	819,868	210,566,698
SS&C Technologies Holdings, Inc.	2,516,753	146,147,847
Texas Instruments, Inc.	1,417,298	217,767,838
Visa, Inc., Class A (b)	780,013	153,576,760
		961,592,293
Materials — 5.5%
Freeport-McMoRan, Inc.	6,557,814	191,881,638
Linde plc	522,279	150,170,881
Martin Marietta Materials, Inc.	322,975	96,647,039

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 7

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.8% continued
Materials — 5.5% continued
Sherwin-Williams Co. (The)	464,448	$103,994,552
		542,694,110
Real Estate — 2.5%
SBA Communications Corp.	329,952	105,601,138
Weyerhaeuser Co.	4,189,264	138,748,424
		244,349,562
Utilities — 1.5%
Dominion Energy, Inc.	1,793,943	143,174,591

Total Common Stocks
(Cost $8,718,340,539)		$9,665,108,180

Registered Investment Companies — 2.0%
State Street Institutional US Government Money Market Fund — Premier Class, 1.43% (c)	66,231,519	66,231,519
State Street Navigator Securities Lending Portfolio I, 1.64% (c)(d)	131,440,919	131,440,919
Total Registered Investment Companies
(Cost $197,672,438)		$197,672,438

Total Investment Securities — 100.8%
(Cost $8,916,012,977)		$9,862,780,618

Liabilities in Excess of Other Assets — (0.8)%		(83,554,102)

Net Assets — 100.0%		$9,779,226,516

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2022 was $249,107,059.
(c)	The rate shown is the 7-day effective yield as of June 30, 2022.
(d)	This security was purchased using cash collateral held from securities on loan.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

Diamond Hill Large Cap
Concentrated Fund
Schedule of Investments
June 30, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.9%
Communication Services — 4.5%
Alphabet, Inc., Class A (a)	408	$889,138

Consumer Discretionary — 17.0%
Amazon.com, Inc. (a)	7,163	760,782
General Motors Co. (a)	26,363	837,289
Home Depot, Inc. (The) (b)	2,840	778,927
NVR, Inc. (a)	245	981,014
		3,358,012
Consumer Staples — 5.9%
PepsiCo, Inc.	7,023	1,170,453

Energy — 6.7%
ConocoPhillips	14,655	1,316,166

Financials — 22.9%
American International Group, Inc. (b)	32,555	1,664,537
Bank of America Corp. (b)	28,317	881,508
KKR & Co., Inc.	19,639	909,089
Truist Financial Corp. (b)	22,199	1,052,899
		4,508,033
Health Care — 15.6%
Abbott Laboratories	12,154	1,320,532
Humana, Inc.	1,793	839,249
Pfizer, Inc.	17,509	917,997
		3,077,778
Industrials — 11.8%
Caterpillar, Inc. (b)	4,223	754,903
Parker-Hannifin Corp. (b)	3,202	787,852
Union Pacific Corp.	3,695	788,070
		2,330,825

8 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Large Cap
Concentrated Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.9% continued
Information Technology — 8.5%
Microsoft Corp.	3,055	$784,616
Texas Instruments, Inc.	5,741	882,105
		1,666,721
Materials — 4.0%
Freeport-McMoRan, Inc.	27,285	798,359

Total Common Stocks
(Cost $20,442,020)		$19,115,485

Registered Investment Companies — 11.7%
State Street Institutional US Government Money Market Fund — Premier Class, 1.43% (c)	677,495	677,495
State Street Navigator Securities Lending Portfolio I, 1.64% (c)(d)	1,621,469	1,621,469
Total Registered Investment Companies
(Cost $2,298,964)		$2,298,964

Total Investment Securities — 108.6%
(Cost $22,740,984)		$21,414,449

Liabilities in Excess of Other Assets — (8.6)%		(1,697,834)

Net Assets — 100.0%		$19,716,615

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2022 was $1,588,672.
(c)	The rate shown is the 7-day effective yield as of June 30, 2022.
(d)	This security was purchased using cash collateral held from securities on loan.

See accompanying Notes to Financial Statements.

Diamond Hill All Cap Select Fund
Schedule of Investments
June 30, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.1%
Communication Services — 7.6%
Alphabet, Inc., Class A (a)	9,130	$19,896,644
Take-Two Interactive Software, Inc. (a)	63,931	7,833,465
		27,730,109
Consumer Discretionary — 14.0%
Amazon.com, Inc. (a)	197,001	20,923,476
Hanesbrands, Inc.	716,589	7,373,701
Red Rock Resorts, Inc., Class A	679,347	22,663,016
		50,960,193
Consumer Staples — 8.4%
BellRing Brands, Inc. (a)	201,745	5,021,433
Lancaster Colony Corp.	78,468	10,105,109
Post Holdings, Inc. (a)	54,388	4,478,852
SunOpta, Inc. (a)(b)	1,419,056	11,040,256
		30,645,650
Financials — 27.5%
American International Group, Inc.	376,319	19,241,190
Berkshire Hathaway, Inc., Class B (a)	25,238	6,890,479
Cadence Bank	239,455	5,622,403
KKR & Co., Inc.	324,004	14,998,145
Live Oak Bancshares, Inc.	246,772	8,363,103
Mr. Cooper Group, Inc. (a)	769,175	28,259,490
SVB Financial Group (a)	25,801	10,191,137
Webster Financial Corp.	149,903	6,318,411
		99,884,358
Health Care — 4.4%
Enovis Corp. (a)	157,755	8,676,525
Humana, Inc.	15,357	7,188,151
		15,864,676
Industrials — 20.1%
Cimpress plc (a)(b)	381,997	14,859,683
Energy Recovery, Inc. (a)	415,903	8,076,836
ESAB Corp.	213,766	9,352,262
Kirby Corp. (a)	113,430	6,901,081
Wabtec Corp.	86,540	7,103,203
WESCO International, Inc. (a)	249,625	26,734,838
		73,027,903

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 9

Diamond Hill All Cap Select Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.1% continued
Information Technology — 10.2%
Microsoft Corp.	38,402	$9,862,786
Rimini Street, Inc. (a)	1,006,655	6,049,997
SS&C Technologies Holdings, Inc.	159,522	9,263,443
Texas Instruments, Inc.	78,219	12,018,349
		37,194,575
Materials — 5.9%
Ashland Global Holdings, Inc.	96,817	9,976,992
Freeport-McMoRan, Inc.	390,725	11,432,614
		21,409,606

Total Common Stocks
(Cost $325,463,783)		$356,717,070

Registered Investment Companies — 2.9%
State Street Institutional US Government Money Market Fund — Premier Class, 1.43% (c)	6,953,618	6,953,618
State Street Navigator Securities Lending Portfolio I, 1.64% (c)(d)	3,438,220	3,438,220
Total Registered Investment Companies
(Cost $10,391,838)		$10,391,838

Total Investment Securities — 101.0%
(Cost $335,855,621)		$367,108,908

Liabilities in Excess of Other Assets — (1.0)%		(3,614,949)

Net Assets — 100.0%		$363,493,959

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2022 was $3,342,016.
(c)	The rate shown is the 7-day effective yield as of June 30, 2022.
(d)	This security was purchased using cash collateral held from securities on loan.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

Diamond Hill Long-Short Fund
Schedule of Investments
June 30, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 86.4%
Communication Services — 12.6%
Alphabet, Inc., Class A (a)(b)	32,240	$70,259,342
Comcast Corp., Class A (a)	747,074	29,315,184
Meta Platforms, Inc., Class A (b)	418,804	67,532,145
Verizon Communications, Inc. (a)	584,920	29,684,690
Walt Disney Co. (The) (a)(b)	450,134	42,492,650
		239,284,011
Consumer Discretionary — 6.2%
Booking Holdings, Inc. (b)	15,190	26,567,158
BorgWarner, Inc. (a)	514,113	17,155,951
Hanesbrands, Inc. (a)	2,568,450	26,429,350
TJX Cos., Inc. (The) (a)(c)	426,791	23,836,277
Wolverine World Wide, Inc. (a)	1,206,405	24,321,125
		118,309,861
Consumer Staples — 3.4%
Archer-Daniels-Midland Co. (c)	243,566	18,900,722
Constellation Brands, Inc., Class A (a)(c)	112,779	26,284,274
Mondelez International, Inc., Class A (a)(c)	304,030	18,877,223
		64,062,219
Energy — 3.4%
Chevron Corp. (a)	234,329	33,926,153
Coterra Energy, Inc. (a)	1,151,703	29,702,420
		63,628,573
Financials — 20.6%
American International Group, Inc.	1,204,665	61,594,521
Bank of America Corp. (a)(c)	684,330	21,303,193
Bank OZK (a)(c)	439,380	16,489,931
Berkshire Hathaway, Inc., Class B (a)(b)	134,244	36,651,297
Citigroup, Inc. (a)(c)	765,756	35,217,118
First Republic Bank (a)(c)	174,735	25,196,787
Hartford Financial Services Group, Inc. (The)	377,376	24,691,712

10 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 86.4% continued
Financials — 20.6% continued
KKR & Co., Inc. (a)	1,079,808	$49,984,312
Morgan Stanley	202,252	15,383,287
SVB Financial Group (a)(b)(c)	86,080	34,000,739
Truist Financial Corp. (a)(c)	855,385	40,570,911
Wells Fargo & Co. (a)(c)	756,998	29,651,612
		390,735,420
Health Care — 14.7%
Abbott Laboratories (a)	269,012	29,228,154
AbbVie, Inc. (a)	58,156	8,907,173
Becton, Dickinson and Co. (a)	113,907	28,081,493
CVS Health Corp. (a)	338,199	31,337,519
Enovis Corp. (b)	341,930	18,806,150
HCA Healthcare, Inc. (a)	169,436	28,475,414
Humana, Inc.	96,690	45,257,688
Medtronic plc	352,034	31,595,052
Perrigo Co. plc	793,154	32,178,258
Pfizer, Inc. (a)	479,375	25,133,631
		279,000,532
Industrials — 9.6%
Alaska Air Group, Inc. (a)(b)(c)	624,173	24,998,129
ESAB Corp. (a)	459,985	20,124,344
Johnson Controls International plc	527,605	25,261,727
Kirby Corp. (a)(b)(c)	422,158	25,684,093
L3Harris Technologies, Inc.	106,660	25,779,722
Parker-Hannifin Corp. (a)	131,966	32,470,234
Sensata Technologies Holding plc	652,493	26,954,486
		181,272,735
Information Technology — 12.9%
Cognizant Technology Solutions Corp., Class A (a)	575,225	38,821,935
Fidelity National Information Services, Inc. (a)	527,936	48,395,893
Microsoft Corp.	202,357	51,971,348
SS&C Technologies Holdings, Inc.	430,375	24,991,876
Texas Instruments, Inc. (a)	159,916	24,571,093

	Shares	Fair Value
Information Technology — 12.9% continued
Visa, Inc., Class A	154,107	$30,342,127
WNS Holdings Ltd. — ADR (b)	334,426	24,961,557
		244,055,829
Materials — 2.1%
Ashland Global Holdings, Inc. (a)	154,689	15,940,701
Freeport-McMoRan, Inc. (a)	788,479	23,070,896
		39,011,597
Utilities — 0.9%
Dominion Energy, Inc. (a)	202,590	16,168,708

Total Common Stocks
(Cost $1,258,554,585)		$1,635,529,485

Registered Investment Companies — 40.9%
Diamond Hill Short Duration Securitized Bond Fund — Class Y (d)	1,056,474	10,173,848
State Street Institutional US Government Money Market Fund — Premier Class, 1.43% (e)	229,321,329	229,321,329
State Street Navigator Securities Lending Portfolio I, 1.64% (e)(f)	535,678,223	535,678,223
Total Registered Investment Companies
(Cost $775,546,188)		$775,173,400

Total Investment Securities — 127.3%
(Cost $2,034,100,773)		$2,410,702,885

Segregated Cash With Custodian — 27.6%		522,108,920

Investments Sold Short — (26.8)%
(Proceeds $563,687,050)		(507,430,820)

Liabilities in Excess of Other Assets — (28.1)%		(531,627,130)

Net Assets — 100.0%		$1,893,753,855

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 11

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2022 was $518,208,861.
(b)	Non-income producing security.
(c)	All or a portion of the shares have been pledged as collateral for open short positions.
(d)	Affiliated fund.
(e)	The rate shown is the 7-day effective yield as of June 30, 2022.
(f)	This security was purchased using cash collateral held from securities on loan.

ADR — American Depositary Receipt.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
June 30, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 26.8%
Communication Services — 0.4%
Cogent Communications Holdings, Inc.	86,115	$5,232,347
Ziff Davis, Inc.	26,889	2,004,037
		7,236,384
Consumer Discretionary — 4.4%
Best Buy Co., Inc.	153,626	10,014,879
Dick’s Sporting Goods, Inc.	130,036	9,800,813
Etsy, Inc.	24,295	1,778,637
GameStop Corp., Class A	144,720	17,699,256
Grand Canyon Education, Inc.	246,547	23,222,262
Macy’s, Inc.	162,520	2,977,366
Sleep Number Corp.	56,548	1,750,161
Tesla, Inc.	10,794	7,268,895
Whirlpool Corp.	59,005	9,138,104
		83,650,373
Consumer Staples — 4.3%
Brown-Forman Corp., Class B	491,890	34,511,002
Clorox Co.	65,430	9,224,321
J.M. Smucker Co. (The)	89,510	11,458,175
WD-40 Co.	130,117	26,200,359
		81,393,857
Energy — 0.2%
RPC, Inc.	739,335	5,108,805

Financials — 3.2%
Bank of Hawaii Corp.	115,590	8,599,896
Blackstone Mortgage Trust, Inc., Class A	209,480	5,796,312
Commerce Bancshares, Inc.	442,819	29,071,067
First Financial Bankshares, Inc.	284,218	11,161,241
Westamerica BanCorp.	95,760	5,330,002
		59,958,518
Health Care — 2.2%
CONMED Corp.	70,420	6,743,419
MultiPlan Corp.	2,210,685	12,136,661
Penumbra, Inc.	80,115	9,975,920

12 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short (Continued)
June 30, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 26.8% continued
Health Care — 2.2% continued
Waters Corp.	41,195	$13,634,721
		42,490,721
Industrials — 4.3%
Avis Budget Group, Inc.	81,305	11,958,339
Cintas Corp.	37,049	13,838,913
Robert Half International, Inc.	311,923	23,359,913
United Parcel Service, Inc., Class B	145,420	26,544,967
W.W. Grainger, Inc.	11,550	5,248,667
		80,950,799
Information Technology — 4.3%
Badger Meter, Inc.	161,766	13,085,252
Blackbaud, Inc.	90,097	5,231,933
Cisco Systems, Inc.	450,500	19,209,320
Consensus Cloud Solutions, Inc.	82,648	3,610,065
F5, Inc.	34,682	5,307,733
NetScout Systems, Inc.	523,870	17,733,000
Oracle Corp.	49,545	3,461,709
Teradata Corp.	367,290	13,593,403
		81,232,415
Materials — 0.6%
Silgan Holdings, Inc.	267,835	11,074,977

Real Estate — 0.4%
Boston Properties, Inc.	80,655	7,176,682

Utilities — 2.5%
Consolidated Edison, Inc.	139,135	13,231,739
Ormat Technologies, Inc.	433,000	33,925,550
		47,157,289

Total Investments Sold Short — 26.8%
(Proceeds $563,687,050)		$507,430,820

Percentages disclosed are based on total net assets of the Fund at June 30, 2022.

See accompanying Notes to Financial Statements.

Diamond Hill International Fund
Schedule of Investments
June 30, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.9%
Brazil — 1.5%
Hypera SA	99,676	$725,183

Canada — 4.2%
Fairfax Financial Holdings Ltd.	3,843	2,036,317
China — 6.2%
Alibaba Group Holding Ltd. (a)	80,200	1,144,069
Fu Shou Yuan International Group Ltd.	860,000	619,438
Tencent Holdings Ltd.	28,300	1,280,986
		3,044,493
France — 4.3%
LVMH Moet Hennessy Louis Vuitton SE	354	216,901
Safran SA	9,558	951,392
Ubisoft Entertainment SA (a)	21,724	957,844
		2,126,137
Germany — 3.5%
Fuchs Petrolub SE	35,116	860,713
SAP SE	9,076	827,060
		1,687,773
India — 2.4%
HDFC Bank Ltd. — ADR	20,988	1,153,500

Israel — 3.7%
Check Point Software Technologies Ltd. (a)	14,876	1,811,599

Italy — 3.6%
doValue SpA	124,556	737,196
Exor NV	16,666	1,041,178
		1,778,374

Japan — 7.5%
Astellas Pharma, Inc.	87,400	1,363,488
Hakuhodo DY Holdings, Inc.	59,800	549,277
Nintendo Co. Ltd. — ADR	24,954	1,343,024

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 13

Diamond Hill International Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.9% continued
Japan — 7.5% continued
Shionogi & Co. Ltd.	8,100	$413,381
		3,669,170
Mexico — 2.3%
Fomento Economico Mexicano SAB de CV	164,987	1,113,704

Netherlands — 1.1%
Universal Music Group NV	27,153	543,892
Nigeria — 1.4%
IHS Holding Ltd. (a)	65,754	686,472

Peru — 1.1%
Credicorp Ltd. (b)	4,676	560,699

Poland — 2.2%
Dino Polska SA (a)	14,841	1,058,395

South Korea — 3.0%
Samsung Electronics Co. Ltd.	32,779	1,456,203

Spain — 1.0%
Banco Bilbao Vizcaya Argentaria SA	105,579	479,472

Sweden — 1.9%
Assa Abloy AB, Class B	44,120	941,461

Switzerland — 11.7%
Compagnie Financiere Richemont SA, Class A	6,735	724,461
Nestlé SA	7,745	905,208
Novartis AG — ADR (b)	19,979	1,688,825
Roche Holdings AG	3,565	1,191,816
Swatch Group AG (The)	5,047	1,198,895
		5,709,205
Taiwan Province of China — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	3,422	279,749

	Shares	Fair Value
United Kingdom — 25.8%
Ashmore Group plc	511,602	$1,383,907
Beazley plc	140,020	853,744
BT Group plc	734,762	1,669,897
Bunzl plc	27,061	898,694
Compass Group plc	55,716	1,143,899
Diageo plc	28,311	1,222,800
GSK plc	60,772	1,309,702
Howden Joinery Group plc	98,518	726,203
Smith & Nephew plc	39,635	554,274
Tesco plc	379,475	1,182,645
Unilever plc	36,727	1,667,707
		12,613,472
United States — 7.9%
Aurinia Pharmaceuticals, Inc. (a)(b)	28,574	287,169
Energy Recovery, Inc. (a)(b)	34,320	666,494
Freeport-McMoRan, Inc.	28,885	845,175
Spotify Technology SA (a)	11,499	1,078,951
Walt Disney Co. (The) (a)	10,171	960,142
		3,837,931

Total Common Stocks
(Cost $53,980,580)		$47,313,201

Warrants — 0.0% (c)
Switzerland — 0.0% (c)
Compagnie Financiere Richemont SA (Cost $0)	8,320	4,532

Registered Investment Companies — 6.8%
State Street Institutional US Government Money Market Fund — Premier Class, 1.43% (d)	1,350,556	1,350,556

14 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill International Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Shares	Fair Value
Registered Investment Companies — 6.8% continued
State Street Navigator Securities Lending Portfolio I, 1.64% (d)(e)	1,954,006	$1,954,006
Total Registered Investment Companies
(Cost $3,304,562)		$3,304,562

Total Investment Securities — 103.7%
(Cost $57,285,142)		$50,622,295

Liabilities in Excess of Other Assets — (3.7)%		(1,798,366)

Net Assets — 100.0%		$48,823,929

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2022 was $2,090,845.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of June 30, 2022.
(e)	This security was purchased using cash collateral held from securities on loan.

AB — Aktiebolag

ADR — American Depositary Receipt

AG — Aktiengesellschaft

NV — Naamloze Vennootschap

plc — Public Limited Company

SA — Societe Anonyme

SAB de CV — Societe Anonima Bursatil de Capital Variable

SE — Societe Europaea

SpA — Societa per Azioni

See accompanying Notes to Financial Statements.

Diamond Hill Short Duration
Securitized Bond Fund
Schedule of Investments
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 6.1%
Banking — 3.5%
Bank of America Corp. (a)	1.486%	05/19/24	$4,514,000	$4,411,299
Bank of Nova Scotia (a)	0.400%	09/15/23	2,200,000	2,124,127
Capital One Financial Corp. (b)	1.343%	12/06/24	1,700,000	1,630,101
Capital One Financial Corp.	4.250%	04/30/25	1,417,000	1,412,847
Citigroup, Inc. (b)	2.876%	07/24/23	2,800,000	2,798,774
Citigroup, Inc. (1* SOFR + 53) (b)	1.281%	11/03/25	2,750,000	2,553,317
Discover Financial Services	3.750%	03/04/25	2,750,000	2,702,655
Eaton Vance Corp. (a)	3.625%	06/15/23	5,000,000	4,990,369
Fifth Third Bancorp	1.707%	11/01/27	1,200,000	1,064,588
Goldman Sachs Group, Inc. (a)	1.217%	12/06/23	1,000,000	963,405
Goldman Sachs Group, Inc. (a)	3.000%	03/15/24	1,000,000	986,642
Goldman Sachs Group, Inc.	0.925%	10/21/24	3,000,000	2,868,768
JPMorgan Chase & Co. (1* SOFR + 60) (b)	0.653%	09/16/24	350,000	335,432
JPMorgan Chase & Co.	0.768%	08/09/25	3,000,000	2,782,404
JPMorgan Chase & Co.	1.561%	12/10/25	2,000,000	1,868,455
JPMorgan Chase & Co.	2.595%	02/24/26	1,700,000	1,615,748
JPMorgan Chase & Co.	1.470%	09/22/27	1,600,000	1,403,298
Morgan Stanley (b)	0.791%	07/22/25	3,800,000	3,592,045
Royal Bank of Canada (a)	0.750%	10/07/24	2,000,000	1,867,602
Royal Bank of Canada	3.375%	04/14/25	900,000	888,075
Toronto-Dominion Bank (The) (1* SOFR + 48) (a)(b)	1.990%	01/27/23	375,000	373,898
Toronto-Dominion Bank (The)	0.700%	09/10/24	900,000	844,766
Toronto-Dominion Bank (The) (a)	1.250%	12/13/24	500,000	471,792
Truist Financial Corp. (a)	0.840%	06/09/25	800,000	776,512
Wells Fargo & Co., Class MTN (1* SOFR + 160) (b)	1.654%	06/02/24	1,000,000	976,664

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 15

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 6.1% continued
Banking — 3.5% continued
Wells Fargo & Co. (1* SOFR + 200) (b)	2.188%	04/30/26	$1,675,000	$1,567,050
				47,870,633
Capital Goods — 0.0% (c)
Welbilt, Inc.	9.500%	02/15/24	100,000	99,750

Communications — 0.0% (c)
Twenty-First Century Fox, Inc.	4.030%	01/25/24	450,000	450,039

Consumer Cyclical — 0.5%
Daimler Finance, LLC (a)(d)	1.750%	03/10/23	1,900,000	1,877,272
Ford Motor Credit Co., LLC	5.584%	03/18/24	250,000	248,750
General Motors Financial Company	1.250%	01/08/26	3,700,000	3,258,142
Honda Motor Co. (a)	2.271%	03/10/25	900,000	865,731
Toyota Motor Corp.	0.625%	09/13/24	900,000	845,551
				7,095,446
Consumer Non-Cyclical — 0.6%
AbbVie, Inc.	2.900%	11/06/22	2,800,000	2,799,739
Baxter International, Inc.	0.868%	12/01/23	1,800,000	1,727,319
Kroger Co. (The)	4.000%	02/01/24	2,800,000	2,809,618
Mondelez International, Inc. (d)	0.750%	09/24/24	300,000	280,325
				7,617,001
Electric — 0.2%
DTE Energy Co.	1.050%	06/01/25	500,000	459,885
WEC Energy Group, Inc.	0.800%	03/15/24	2,750,000	2,611,374
				3,071,259
Energy — 0.2%
Devon Energy Corp.	5.250%	09/15/24	1,000,000	1,020,138
Energy Transfer Operating LP	4.500%	04/15/24	925,000	925,422
TransCanada Pipeline Ltd.	1.000%	10/12/24	750,000	699,557
				2,645,117

	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance — 0.9%
Athene Global Funding (d)	2.500%	01/14/25	$1,450,000	$1,378,570
Equitable Financial Life (a)(d)	1.100%	11/12/24	3,050,000	2,854,586
Met Life Global Funding I (a)(d)	1.950%	01/13/23	780,000	775,336
Met Life Global Funding I (a)(d)	0.700%	09/27/24	1,200,000	1,120,415
New York Life Global Funding (d)	0.900%	10/29/24	800,000	748,360
Principal Life Global Funding II (d)	0.750%	08/23/24	1,265,000	1,181,654
Protective Life Global Funding (d)	0.473%	01/12/24	2,945,000	2,800,990
Protective Life Global Funding (d)	0.781%	07/05/24	1,700,000	1,595,853
				12,455,764
Technology — 0.0% (c)
Dell International, LLC/EMC Corp.	4.000%	07/15/24	500,000	498,248

Transportation — 0.2%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (d)	4.800%	08/15/27	441,209	435,332
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	1,484,000	1,356,412
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	1,016,210	998,416
				2,790,160

Total Corporate Credit
(Cost $88,462,428)				$84,593,417

Securitized — 83.3%
ABS-Other — 6.4%
BXG Receivables Note Trust, Series 2018-A, Class C (d)	4.440%	02/02/34	793,837	773,605

16 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.3% continued
ABS-Other — 6.4% continued
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (d)	1.830%	03/20/41	$3,588,000	$3,199,254
Diamond Resorts Owner Trust, Series 2019-1, Class B (d)	3.530%	02/20/32	338,275	331,225
Diamond Resorts Owner Trust, Series 2021-1A, Class B (d)	2.050%	11/21/33	1,063,840	996,626
Diamond Resorts Owner Trust, Series 2021-1A, Class C (d)	2.700%	11/21/33	1,000,010	938,076
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (b)(d)	4.450%	01/25/26	6,650,000	6,160,736
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (d)	3.620%	07/25/26	9,000,000	8,146,656
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (d)	3.850%	10/26/26	11,500,000	10,268,793
Gold Key Resorts, LLC, Series 2014-A, Class A (d)	3.220%	03/17/31	32,606	32,156
Helios Issuer, LLC, Series 2020-4, Class A (d)	2.980%	06/20/47	1,643,637	1,501,545
Helios Issuer, LLC, Series 2021-A, Class A (d)	1.800%	02/20/48	1,141,986	995,777
Hero Funding Trust, Series 2016-3B, Class B (d)	5.240%	09/20/42	72,456	72,119
Hero Funding Trust, Series 2016-4B, Class B (d)	4.990%	09/20/47	504,224	486,854
Holiday Inn Timeshare Trust, Series 2020-A, Class C (d)	3.420%	10/09/39	1,173,679	1,099,955

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 6.4% continued
Holiday Inn Timeshare Trust, Series 2020-A, Class D (d)	5.500%	10/09/39	$545,897	$523,993
Holiday Inn Timeshare Trust, Series 2020-A, Class E (d)	6.500%	10/09/39	3,111,615	2,984,473
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (d)	2.290%	01/20/48	2,768,490	2,394,860
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (d)	2.220%	03/20/48	2,092,866	1,787,488
Mosaic Solar Loans, LLC, Series 2017-2, Class B (d)	4.770%	06/22/43	459,470	442,948
Mosaic Solar Loans, LLC, Series 2020-1, Class A (d)	2.100%	04/20/46	1,686,576	1,529,288
Mosaic Solar Loans, LLC, Series 2020-1A, Class B (d)	3.100%	04/20/46	1,349,261	1,241,295
Mosaic Solar Loans, LLC, Series 2021-1, Class D (d)	3.710%	12/20/46	785,508	722,758
MVW Own Trust, Series 2021-1W, Class D (d)	3.170%	06/22/41	1,766,209	1,589,849
NRZ Excess Spread Collateralization, Series 2021-GNT1, Class A (d)	3.474%	11/25/26	11,099,171	10,333,523
OCWEN Master Advance Receivables Trust, Series 2020-T1, Class E-T1 (d)	5.419%	08/15/52	1,810,526	1,806,528
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (1* 1MO LIBOR + 285) (b)(d)	4.474%	02/25/23	7,000,000	6,956,672

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 17

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.3% continued
ABS-Other — 6.4% continued
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class NT (1* 1MO LIBOR + 265) (b)(d)	4.274%	08/25/23	$9,400,000	$9,275,766
Renew Financial, LLC, Series 2017-1, Class A (d)	3.670%	09/20/52	964,843	900,372
Renew Financial, LLC, Series 2017-1, Class B (d)	5.750%	09/20/52	492,152	474,772
SPS Servicer Advance Receivables, Series 2020-T1, Class DT1 (d)	2.370%	11/15/52	466,667	461,691
SPS Servicer Advance Receivables, Series 2020-T2, Class D (d)	3.160%	11/15/55	3,000,000	2,564,369
TES, LLC, Series 2017-1, Class A (d)	4.330%	10/20/47	4,223,575	3,956,292
TES, LLC, Series 2017-1, Class B (d)	7.740%	10/20/47	2,000,000	1,932,461
Westgate Resorts, Series 2020-1A, Class C (d)	6.213%	03/20/34	1,478,180	1,479,496
				88,362,271
Agency MBS CMO — 1.1%
FHLMC, Series 2979, Class FP (1* 1MO LIBOR + 45) (b)	1.774%	05/15/35	293,350	293,074
FHLMC, Series 3121, Class FM (1* 1MO LIBOR + 40) (b)	1.724%	03/15/36	285,456	284,633
FHLMC, Series 4613, Class AF (1* 1MO LIBOR + 110) (b)	2.424%	11/15/37	548,530	545,880
FHLMC, Series 3925, Class FL (1* 1MO LIBOR + 45) (b)	1.774%	01/15/41	76,739	76,916

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 1.1% continued
FHLMC, Series 3895, Class BF (1* 1MO LIBOR + 50) (b)	1.824%	07/15/41	$222,937	$223,239
FHLMC, Series 4314, Class PF (1* 1MO LIBOR + 40) (b)	1.724%	07/15/43	109,277	109,032
FHLMC, Series 5171, Class UK	2.000%	12/25/51	1,163,171	1,072,076
FNMA, Series 2006-56, Class DC (1* 1MO LIBOR + 65) (b)	2.274%	07/25/36	593,015	598,067
FNMA, Series 2006-108, Class FD (1* 1MO LIBOR + 38) (b)	2.004%	11/25/36	248,581	247,364
FNMA, Series 2010-136, Class FA (1* 1MO LIBOR + 50) (b)	2.124%	12/25/40	234,099	234,624
FNMA, Series 2011-86, Class KF (1* 1MO LIBOR + 55) (b)	2.174%	09/25/41	383,848	385,273
FNMA, Series 2011-127, Class ZU	3.500%	12/25/41	5,378,748	5,212,235
FNMA, Series 2012-9, Class FC (1* 1MO LIBOR + 40) (b)	2.024%	02/25/42	171,906	171,144
FNMA, Series 2012-33, Class F (1* 1MO LIBOR + 52) (b)	2.144%	04/25/42	123,355	123,476
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	2,679,331	2,639,126
FNMA, Series 2017-28, Class LK	4.000%	03/25/53	1,445,663	1,465,266
GNMA, Series 2012-H29, Class SA (1* 1MO LIBOR + 52) (b)	1.318%	10/20/62	539,933	535,177
GNMA, Series 2012-H23, Class SA (1* 1MO LIBOR + 53) (b)	1.333%	10/20/62	592,044	590,038
GNMA, Series 2016-H11, Class FD (1* 12MO LIBOR + 40) (b)	2.572%	05/20/66	84,260	82,936

18 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.3% continued
Agency MBS CMO — 1.1% continued
GNMA, Series 2017-H11, Class FP (1* 1MO LIBOR + 22) (b)	1.023%	04/20/67	$53,373	$53,132
				14,942,708
Agency MBS CMO Derivatives — 0.1%
FHLMC, Series 3946, Class SB (IO) (-1* 1MO LIBOR + 675) (b)	5.426%	10/15/26	103,141	5,131
FHLMC, Series 237, Class S14 (IO) (-1* 1MO LIBOR + 660) (b)(e)	5.276%	05/15/36	509,448	86,992
FHLMC, Series 3998, Class NS (IO) (-1* 1MO LIBOR + 660) (b)(e)	5.276%	09/15/40	83,679	274
FNMA, Series 2011-75, Class MI (IO)	3.500%	08/25/26	179,179	5,773
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	1,937,441	131,817
FNMA, Series 301, Class I (PO)	0.000%	04/25/29	208,980	191,478
FNMA, Series 348, Class II (IO)	6.000%	01/25/34	513,582	99,624
FNMA, Series 2010-44, Class CS (IO) (-1* 1MO LIBOR + 655) (b)	4.926%	05/25/40	298,933	40,098
FNMA, Series 2014-45, Class IO (IO)	4.000%	08/25/44	402,999	50,252
GNMA, Series 2011-145, Class QI (IO)	5.000%	11/16/41	919,784	136,246
GNMA, Series 2015-16, Class IL (IO)	4.000%	03/20/42	1,582,928	69,278
GNMA, Series 2014-141, Class IE (IO)	4.000%	08/20/43	327,094	1,945
GNMA, Series 2010-H01, Class CI (IO) (b)	1.903%	01/20/60	349,838	39,626
GNMA, Series 2012-H02, Class AI (IO) (b)	1.990%	01/20/62	406,682	20,070

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives — 0.1% continued
GNMA, Series 2013-H13, Class T1 (IO) (b)	0.464%	05/20/63	$23,964,958	$161,612
GNMA, Series 2016-H20, Class GI (IO) (b)	1.241%	08/20/66	20,246,250	144,421
GNMA, Series 2017-H11, Class PI (IO) (b)	3.560%	04/20/67	288,644	1,817
GNMA, Series 2017-H22, Class ID (IO) (b)	4.227%	11/20/67	118,506	3,910
GNMA, Series 2018-H08, Class NI (IO) (b)	1.744%	05/20/68	12,398,586	202,888
GNMA, Series 2019-H04, Class IO (IO) (b)	1.536%	03/20/69	19,012,690	509,042
				1,902,294
Agency MBS Passthrough — 0.0% (c)
FHLMC, Pool #FG G60257	5.500%	06/01/41	443,919	477,071

Auto Loan — 7.1%
ACC Auto Trust, Series 2021-A, Class A (d)	1.080%	04/15/27	1,055,967	1,038,293
ACC Trust, Series 2021-1, Class B (d)	1.430%	07/22/24	4,750,000	4,710,092
American Credit Acceptance Receivables Trust, Series 2020-3, Class F (d)	5.940%	06/14/27	6,750,000	6,700,202
American Credit Acceptance Receivables Trust, Series 2020-4, Class F (d)	5.220%	08/13/27	2,800,000	2,747,015
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class A (d)	1.190%	01/15/27	3,710,816	3,606,202
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class B (d)	2.020%	02/16/27	2,223,000	2,089,413

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 19

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.3% continued
Auto Loan — 7.1% continued
Avid Automobile Receivables Trust, Series 2019-1, Class E (d)	6.760%	05/17/27	$2,500,000	$2,496,658
CarNow Auto Receivables Trust, Series 2021-1A, Class B (d)	1.380%	02/17/26	1,000,000	984,849
CarNow Auto Receivables Trust, Series 2021-1A, Class C (d)	2.160%	02/17/26	2,000,000	1,936,136
CarNow Auto Receivables Trust, Series 2021-1A, Class D (d)	3.640%	02/17/26	2,250,000	2,145,512
CarNow Auto Receivables Trust, Series 2021-1A, Class E (d)	5.120%	07/15/27	2,500,000	2,385,070
Chase Credit Linked Notes, Series 2020-1, Class D (d)	1.886%	01/25/28	639,788	630,320
Chase Credit Linked Notes, Series 2021-3, Class D (d)	1.009%	02/26/29	1,979,713	1,893,610
Chase Credit Linked Notes, Series 2021-3, Class E (d)	2.102%	02/26/29	1,649,761	1,586,651
CIG Auto Receivables Trust, Series 2020-1, Class D (d)	2.350%	01/12/26	2,400,000	2,338,080
CIG Auto Receivables Trust, Series 2019-1, Class D (d)	4.850%	05/15/26	2,120,000	2,121,516
CPS Auto Receivables Trust, Series 2018-C, Class D (d)	4.400%	06/17/24	260,438	261,030
Credito RL USA, Series 2021-1, Class A (d)	1.350%	02/16/27	3,140,009	3,060,618

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 7.1% continued
FHF Trust, Series 2020-1, Class A (d)	2.590%	12/15/23	$276,639	$276,427
FHF Trust, Series 2020-1, Class B (d)	3.100%	09/15/25	4,500,000	4,445,949
FHF Trust, Series 2021-1, Class A (d)	1.270%	03/15/27	1,599,180	1,536,242
First Help Financial, LLC, Series 2021-2A, Class A (d)	0.830%	12/15/26	5,142,107	4,928,878
First Help Financial, LLC, Series 2021-2A, Class B (d)	1.630%	09/15/27	6,500,000	5,956,697
Hertz Vehicle Finance, LLC, Series 2022-1A, Class D (d)	4.850%	06/25/26	7,000,000	6,503,730
Hertz Vehicle Finance, LLC, Series 2021-2, Class D (d)	4.340%	12/25/27	5,000,000	4,299,838
JPMorgan Chase Bank, NA, Series 2021-2, Class E (d)	2.280%	12/26/28	1,238,983	1,200,877
OneMain Direct Auto Receivables, Series 2019-1, Class D (d)	4.680%	04/14/31	5,500,000	5,404,149
Santander Consumer Auto Receivables, Series 2020-B, Class D (d)	2.140%	12/15/26	2,000,000	1,912,050
Tesla Auto Lease Trust, Series 2021-B, Class D (d)	1.320%	09/22/25	9,500,000	8,753,262
Veros Auto Receivables Trust, Series 2020-1, Class B (d)	2.190%	06/16/25	1,166,234	1,162,103
Veros Auto Receivables Trust, Series 2021-1, Class B (d)	1.490%	10/15/26	4,500,000	4,280,713

20 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.3% continued
Auto Loan — 7.1% continued
Veros Auto Receivables Trust, Series 2021-1, Class C (d)	3.640%	08/15/28	$5,000,000	$4,732,742
				98,124,924
CRE/CLO — 9.4%
A10 Securitization, Series 2021-D, Class D (d)(e)	4.409%	10/01/38	7,546,818	6,901,769
A10 Securitization, Series 2021-D, Class E (d)(e)	4.937%	10/01/38	3,575,985	3,213,126
A10 Securitization, Series 2020-C, Class A (d)(e)	2.033%	08/15/40	180,723	178,151
A10 Securitization, Series 2020-C, Class B (d)(e)	2.617%	08/15/40	2,100,000	1,993,421
A10 Securitization, Series 2020-C, Class C (d)(e)	3.363%	08/15/40	2,800,000	2,605,492
A10 Securitization, Series 2020-C, Class D (d)(e)	4.129%	08/15/40	1,950,000	1,831,721
A10 Securitization, Series 2020-C, Class E (d)(e)	5.465%	08/15/40	1,050,000	975,804
Acre Mortgage Trust, Series 2021-FL4, Class D (1* 1MO LIBOR + 260) (b)d)	3.536%	12/15/37	6,000,000	5,828,850
Acre Mortgage Trust, Series 2021-FL4, Class E (1* 1MO LIBOR + 310) (b)(d)	4.036%	12/15/37	2,000,000	1,910,386
Arbor Realty Collateralized Loan, Series 2022-FL1, Class D (b)(d)	3.779%	01/15/37	4,750,000	4,476,875
AREIT CRE Trust, Series 2022-CRE6, Class A (1* SOFR30A + 125) (b)(d)	1.715%	01/16/37	3,239,500	3,105,871

	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO — 9.4% continued
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class D (1* 1MO LIBOR + 375) (b)(d)	4.625%	08/17/32	$1,848,736	$1,834,060
BDS Ltd., Series 2021-FL8, Class D (d)	2.836%	01/18/36	2,750,000	2,544,998
BDS Ltd., Series 2021-FL8, Class E (d)	3.186%	01/18/36	1,750,000	1,676,976
BXMT Ltd., Series 2020-FL2, Class D (1* 1MO LIBOR + 195) (b)(d)	2.480%	02/16/37	3,725,000	3,480,148
BXMT Ltd., Series 2020-FL2, Class E (1* 1MO LIBOR + 205) (b)(d)	2.580%	02/16/37	3,500,000	3,237,986
BXMT Ltd., Series 2021-FL4, Class A (1* 1MO LIBOR + 105) (b)(d)	1.925%	05/17/38	8,250,000	8,101,269
BXMT Ltd., Series 2021-FL4, Class D (1* 1MO LIBOR + 225) (b)(d)	3.125%	05/17/38	8,250,000	7,937,275
HGI CRE CLO Ltd., Series 2022-FL3, Class D (1* SOFR30A + 375) (b)(d)	4.527%	04/21/37	3,250,000	3,192,706
LoanCore Issuer Ltd., Series 2019-CRE3, Class D (d)	3.375%	05/15/36	7,200,000	7,058,160
MF1 Ltd., Series 2020-FL3, Class C (1* SOFR + 461) (b)(d)	5.396%	07/15/35	1,000,000	985,152
MF1 Multifamily Housing Mortgage Trust, Series 2020-FL4, Class D (d)	5.548%	11/15/35	3,500,000	3,432,790

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 21

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.3% continued
CRE/CLO — 9.4% continued
MF1 Multifamily Housing Mortgage Trust, Series 2020-FL4, Class AS (d)	3.548%	12/17/35	$850,000	$833,246
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class A (d)	1.760%	07/15/36	638,864	615,915
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class AS (b)(d)	2.648%	07/15/36	1,000,000	972,778
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL7, Class AS (d)	2.386%	10/16/36	8,750,000	8,280,309
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL7, Class C (d)	2.986%	10/16/36	2,000,000	1,880,366
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL8, Class B (d)	2.742%	02/19/37	3,500,000	3,309,635
PFP Ltd., Series 2021-8, Class A (d)	1.875%	08/16/37	1,800,000	1,715,171
PFP Ltd., Series 2021-7, Class D (1* 1MO LIBOR + 240) (b)(d)	3.275%	04/14/38	1,749,913	1,678,763
PFP Ltd., Series 2021-7, Class A (d)	2.174%	04/16/38	2,144,624	2,070,656
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class B (1* 1MO LIBOR + 385) (b)(d)	5.474%	02/25/35	4,000,000	3,968,578
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class C (1* 1MO LIBOR + 475) (b)(d)	6.374%	02/25/35	4,000,000	3,976,946

	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO — 9.4% continued
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class C (d)	2.000%	07/25/36	$1,800,000	$1,671,262
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class B (d)	2.500%	07/25/36	7,545,000	6,905,546
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class A (d)	4.524%	07/25/36	4,500,000	4,160,988
ReadyCap Commercial Mortgage Trust, Series 2021-FL7, Class D (d)	3.030%	11/25/36	3,450,000	3,157,630
Rialto Real Estate Fund LP, Series 2022-FL8, Class B (d)	3.550%	01/19/27	4,250,000	4,165,888
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class A (d)	1.955%	09/15/36	1,272,180	1,239,879
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class C (d)	3.025%	09/15/36	3,800,000	3,666,422
				130,772,964
Credit Cards — 6.8%
Brex Commercial Charge Card Master Trust, Series 2022-1, Class A (d)	4.630%	07/15/25	5,000,000	4,905,132
Continental Credit Card, LLC, Series 2019-1, Class A (d)	3.830%	08/15/26	7,288,055	7,225,609
Continental Credit Card, LLC, Series 2019-1, Class B (d)	4.950%	08/15/26	7,450,000	7,323,419
Continental Credit Card, LLC, Series 2019-1, Class C (d)	6.160%	08/15/26	3,000,000	2,923,829

22 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.3% continued
Credit Cards — 6.8% continued
Continental Credit Card, LLC, Series 2020-A, Class A (d)	2.240%	12/15/28	$3,600,000	$3,395,909
Continental Credit Card, LLC, Series 2020-A, Class B (d)	3.660%	12/15/28	6,800,000	6,399,747
Continental Credit Card, LLC, Series 2021-A, Class B (d)	3.490%	12/17/29	6,700,000	6,237,940
Continental Credit Card, LLC, Series 2021-A, Class C (d)	4.020%	12/17/29	6,900,000	6,402,118
Continental Credit Card, LLC, Series 2021-A, Class D (d)	6.010%	12/17/29	16,210,000	15,025,268
Genesis Private Label Amortization Trust, Series 2020-1, Class D (d)	6.630%	07/20/26	9,500,000	9,513,116
Genesis Private Label Amortization Trust, Series 2020-1, Class C (d)	4.190%	07/20/30	767,514	768,614
Genesis Private Label Amortization Trust, Series 2020-1, Class E (d)	9.760%	07/20/30	2,625,000	2,600,275
Genesis Sales Finance Master Trust, Series 2020-AA, Class B (d)	2.240%	09/22/25	2,500,000	2,418,164
Genesis Sales Finance Master Trust, Series 2020-AA, Class C (d)	2.990%	09/22/25	1,000,000	911,617
Genesis Sales Finance Master Trust, Series 2021-AA, Class D (d)	2.090%	12/21/26	2,350,000	2,150,885

	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards — 6.8% continued
Genesis Sales Finance Master Trust, Series 2021-AA, Class E (d)	3.770%	12/21/26	$6,000,000	$5,419,551
Genesis Sales Finance Master Trust, Series 2021-AA, Class F (d)	5.590%	12/21/26	4,000,000	3,563,454
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class B (d)	2.330%	03/20/26	3,700,000	3,507,531
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class D (d)	6.260%	03/20/26	4,000,000	3,839,374
				94,531,552
Equipment — 1.4%
Business Jet Securities, LLC, Series 2020-1, Class B (d)	3.967%	11/15/35	855,526	773,767
Business Jet Securities, LLC, Series 2020-1, Class C (d)	7.142%	11/15/35	1,584,307	1,448,483
Business Jet Securities, LLC, Series 2021-1A, Class B (d)	2.918%	04/15/36	1,192,862	1,065,746
Business Jet Securities, LLC, Series 2021-1A, Class C (d)	5.067%	04/15/36	2,077,123	1,852,621
Encina Equipment Finance, Series 2021-1A, Class E (d)	4.360%	03/15/29	1,340,000	1,289,993
Octane Receivables Trust, Series 2020-1, Class C (d)	2.890%	03/20/26	4,750,000	4,540,449
Octane Receivables Trust, Series 2021-1A, Class C (d)	2.230%	11/20/28	1,800,000	1,643,375

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 23

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.3% continued
Equipment — 1.4% continued
Stellar Jay Ireland DAC, Series 2021-1, Class B (d)(e)	5.926%	03/15/28	$7,433,479	$6,555,535
				19,169,969
HECM — 4.1%
Boston Lending Trust, Series 2022-1, Class M2 (d)(e)	2.750%	02/25/62	1,010,890	787,663
Brean ABS Trust, Series 2021-RM2, Class A (d)	1.750%	10/25/61	9,481,116	8,485,516
Brean ABS Trust, Series 2022-RM3, Class A (d)	1.750%	02/25/62	1,498,630	1,327,086
Cascade Funding Mortgage Trust, Series 2022-HB8, Class A (d)	3.750%	04/25/25	6,920,941	6,469,503
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M3 (d)	3.849%	10/27/31	3,000,000	2,813,192
Finance of America HECM, Series 2022-HB1, Class M3 (b)(d)	5.084%	11/25/25	1,600,000	1,534,903
Finance of America HECM, Series 2022-HB1, Class M5 (d)	7.870%	11/25/26	8,000,000	7,610,600
Finance of America HECM, Series 2020-HB2, Class A (b)(d)	1.710%	07/25/30	3,544,197	3,480,322
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (d)	3.690%	11/25/31	3,000,000	2,739,548
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4 (d)	4.704%	11/25/31	5,000,000	4,574,733

	Coupon	Maturity	Shares / Par Value	Fair Value
HECM — 4.1% continued
RMF Buyout Issuance Trust, Series 2020-HB1, Class M2 (d)	3.630%	10/25/50	$1,000,000	$920,037
RMF Proprietary Issuance Trust, Series 2021-2, Class A (d)	2.125%	09/25/61	8,558,926	7,600,225
RMF Proprietary Issuance Trust, Series 2021-2, Class M2 (d)(e)	2.125%	09/25/61	2,539,678	1,900,097
RMF Proprietary Issuance Trust, Series 2022-1, Class A (d)	3.000%	01/25/62	997,203	918,510
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (b)(d)	3.750%	06/25/62	2,600,000	1,655,009
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (b)(d)(e)	3.000%	01/25/62	1,600,000	1,345,789
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (d)(e)	3.000%	01/25/62	4,000,000	3,126,250
				57,288,983
Hospitality — 2.6%
BHMS Mortgage Trust, Series 2018-ATLS, Class A (1* 1MO LIBOR + 125) (b)(d)	2.574%	07/16/35	4,700,000	4,518,674
BX Trust, Series 2018-GW, Class C (1* 1MO LIBOR + 198) (b)(d)	2.095%	05/15/37	2,500,000	2,402,565
BX Trust, Series 2018-GW, Class E (1* 1MO LIBOR + 197) (b)(d)	2.845%	05/15/37	5,000,000	4,698,347
Extended Stay America Trust, Series 2021-ESH, Class F (1* 1MO LIBOR + 370) (b)(d)	4.575%	07/15/38	6,173,008	5,928,096

24 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.3% continued
Hospitality — 2.6% continued
Fontainebleau Miami Beach, Series 2019-FBLU, Class C (d)	3.750%	12/12/36	$2,000,000	$1,923,518
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class B (1* 1MO LIBOR + 125) (b)(d)	2.130%	07/16/35	4,573,863	4,412,867
Hawaii Hotel Trust, Series 2019-MAUI, Class A (1* 1MO LIBOR + 115) (b)(d)	2.025%	05/17/38	2,245,000	2,182,954
Motel 6 Trust, Series 2021-MTL6, Class E (d)	3.575%	09/15/38	3,458,609	3,289,292
Motel 6 Trust, Series 2021-MTL6, Class F (d)	4.425%	09/15/38	4,868,500	4,618,200
Motel 6 Trust, Series 2021-MTL6, Class G (d)	5.575%	09/15/38	2,100,000	1,986,871
				35,961,384
Industrial — 3.1%
BX Trust, Series 2022-IND, Class F (1* SOFR + 479) (b)(d)	5.582%	04/15/24	10,000,000	9,430,329
BX Trust, Series 2021-VOLT, Class D (1* 1MO LIBOR + 165) (b)(d)	2.525%	09/15/36	13,330,000	12,463,289
BX Trust, Series 2021-VOLT, Class E (1* 1MO LIBOR + 200) (b)(d)	2.875%	09/15/36	5,373,000	5,005,184
BX Trust, Series 2021-VINO, Class A (1* 1MO LIBOR + 65) (b)(d)	1.527%	05/17/38	1,600,000	1,523,648

	Coupon	Maturity	Shares / Par Value	Fair Value
Industrial — 3.1% continued
Cold Storage Trust, Series 2020-ICE5, Class E (1* 1MO LIBOR + 277) (d)	3.640%	11/16/37	$2,457,476	$2,378,655
Credit Suisse First Boston, Series 2020-UNFI, Class A (d)	4.168%	12/06/22	10,400,000	10,270,389
SMR Mortgage Trust, Series 2022-IND, Class D (d)	4.732%	02/25/39	1,736,263	1,652,042
				42,723,536

Manufactured Housing — 0.1%
Cascade Funding Mortgage Trust, Series 2019-MH1, Class M (b)(d)	5.985%	11/25/44	1,100,000	1,031,593

Mixed-Use — 0.3%
20 Times Square Trust, Series 2018-20TS, Class B (b)(d)	3.100%	05/17/35	4,400,000	4,263,790

Multifamily — 8.5%
BX Trust, Series 2021-MFM1, Class D (1* 1MO LIBOR + 150) (b)(d)	2.375%	01/15/34	2,000,000	1,869,399
Freedom Mortgage Trust, Series 2017-KF39, Class B (1* 1MO LIBOR + 250) (b)(d)	3.620%	11/25/24	3,844,388	3,822,571
Freedom Mortgage Trust, Series 2018-KF45, Class B (1* 1MO LIBOR + 195) (b)(d)	3.070%	03/25/25	1,611,077	1,570,879
Freedom Mortgage Trust, Series 2018-KF53, Class B (1* 1MO LIBOR + 205) (b)(d)	3.170%	10/27/25	2,760,997	2,737,835

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 25

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.3% continued
Multifamily — 8.5% continued
Freedom Mortgage Trust, Series 2019-KF61, Class B (1* 1MO LIBOR + 220) (b)(d)	3.320%	03/25/29	$2,907,583	$2,883,539
FREMF Mortgage Trust, Series 2018-KF42, Class B (1* 1MO LIBOR + 220) (b)(d)	3.320%	12/25/24	968,352	939,281
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* 1MO LIBOR + 215) (b)(d)	3.270%	02/25/25	1,494,342	1,482,401
FREMF Mortgage Trust, Series 2019-KF62, Class B (1* 1MO LIBOR + 205) (b)(d)	3.170%	04/25/26	3,294,961	3,216,624
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* 1MO LIBOR + 215) (b)(d)	3.270%	01/25/28	2,840,763	2,746,377
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* 1MO LIBOR + 190) (b)(d)	3.020%	07/25/28	2,503,082	2,456,952
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* 1MO LIBOR + 225) (b)(d)	3.370%	01/25/29	6,753,051	6,635,412
FREMF Mortgage Trust, Series 2019-KF59, Class B (1* 1MO LIBOR + 235) (b)(d)	3.470%	02/25/29	1,419,590	1,396,284
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* 1MO LIBOR + 225) (b)(d)	3.370%	08/25/29	5,916,156	5,853,117

	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily — 8.5% continued
Multi Family Connecticut Avenue, Series 2019-01, Class M-7 (1* 1MO LIBOR + 170) (b)(d)	3.324%	10/15/49	$813,200	$796,102
Multi Family Connecticut Avenue, Series 2019-01, Class M10 (1* 1MO LIBOR + 325) (b)(d)	4.874%	10/15/49	6,000,000	5,572,099
Multi Family Connecticut Avenue, Series 2019-01, Class B-10 (1* 1MO LIBOR + 550) (b)(d)	7.124%	10/15/49	3,000,000	2,847,661
Multi Family Connecticut Avenue, Series 2020-01, Class M-7 (1* 1MO LIBOR + 195) (b)(d)	3.574%	03/25/50	936,546	904,578
Multi Family Connecticut Avenue, Series 2020-01, Class M-10 (1* 1MO LIBOR + 375) (b)(d)	5.374%	03/25/50	24,645,172	22,124,824
Multi Family Connecticut Avenue, Series 2020-01, Class CE (1* 1MO LIBOR + 750) (b)(d)	9.124%	03/25/50	3,063,000	2,954,362
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M-1 (1* SOFR30A + 180) (b)(d)	2.726%	07/25/41	13,098,025	11,819,580

26 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.3% continued
Multifamily — 8.5% continued
MultiFamily Structured Credit Risk, Series 2021-MN1, Class M-1 (1* SOFR30A + 200) (b)(d)	2.926%	01/25/51	$9,827,426	$9,141,314
MultiFamily Structured Credit Risk, Series 2021-MN3, Class M1 (1* SOFR30A + 230) (b)(d)	2.884%	11/25/51	16,558,281	15,170,098
MultiFamily Structured Credit Risk, Series 2021-MN3, Class B1 (d)	7.434%	11/25/51	2,500,000	2,213,000
MultiFamily Structured Credit Risk, Series 2022-MN4, Class M1 (1* SOFR30A + 425) (b)(d)	5.176%	05/25/52	6,818,000	6,804,573
				117,958,862
Non-Agency MBS CMO — 0.4%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3	2.476%	02/25/50	2,473,561	2,372,707
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR30A + 130) (b)(d)	2.226%	02/26/71	2,081,132	1,970,178
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR30A + 180) (b)(d)	2.726%	02/26/71	1,570,744	1,478,439
				5,821,324

	Coupon	Maturity	Shares / Par Value	Fair Value
Non-Performing Loan — 0.1%
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class M3 (d)	3.086%	11/25/50	$1,662,000	$1,611,922

Non-QM — 0.4%
Angel Oak Mortgage Trust, Series 2019-1, Class B1 (d)	5.400%	11/25/48	5,250,000	5,160,177
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (b)	2.032%	08/25/34	4,571	4,447
				5,164,624

Office — 0.3%
Drop Mortgage Trust, Series 2021-FILE, Class C (1* 1MO LIBOR + 225) (b)(d)	3.120%	04/15/26	4,600,000	4,345,858

Residential Transition Loan — 6.1%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (d)	3.280%	03/25/25	6,275,000	6,086,453
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (d)	5.610%	03/25/25	9,500,000	9,234,856
Antler Mortgage Trust, Series 2021-RTL1, Class M (b)(d)	5.438%	05/25/25	16,188,000	15,470,826
Colony American Finance Ltd., Series 2021-RTL1, Class A2 (d)	3.104%	03/26/29	7,500,000	6,995,194
LHOME Mortgage Trust, Series 2021-RTL3, Class A2 (d)	3.228%	09/25/26	8,250,000	7,792,863
LHOME Mortgage Trust, Series 2021-RTL1, Class M (b)(d)	4.458%	09/25/26	5,750,000	5,251,182

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 27

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.3% continued
Residential Transition Loan — 6.1% continued
LHOME Mortgage Trust, Series 2021-RTL3, Class M (d)	5.193%	09/25/26	$5,000,000	$4,670,627
LHOME Mortgage Trust, Series 2022-RTL1, Class M (d)	6.900%	02/25/27	7,250,000	6,984,833
New York Mortgage Trust, Series 2022-BPL1, Class A2 (d)	4.948%	11/25/27	5,500,000	5,266,411
ROC Securities Trust, Series 2021-RTL1, Class A2 (d)	3.351%	08/25/26	3,200,000	2,978,889
ROC Securities Trust, Series 2021-RTL1, Class M (d)	5.682%	08/25/26	6,745,000	6,303,875
Toorak Mortgage Corp., Series 2022-1, Class A2 (d)	4.948%	03/25/29	8,000,000	7,755,130
				84,791,139
Retail — 3.5%
BB-UBS Trust, Series 2012-SHOW, Class A (d)	3.430%	11/05/36	5,000,000	4,810,161
BX Trust, Series 2021-VIEW, Class E (1* 1MO LIBOR + 360) (b)(d)	4.475%	06/15/36	5,840,500	5,407,965
BX Trust, Series 2018-EXCL, Class A (1* 1MO LIBOR + 109) (b)(d)	1.963%	09/15/37	4,311,469	4,128,012
BX Trust, Series 2018-EXCL, Class B (1* 1MO LIBOR + 133) (b)(d)	2.200%	09/15/37	525,000	496,068
BX Trust, Series 2018-EXCL, Class C (1* 1MO LIBOR + 198) (b)(d)	2.850%	09/15/37	9,946,678	9,298,473

	Coupon	Maturity	Shares / Par Value	Fair Value
Retail — 3.5% continued
Citigroup Commercial Mortgage, Series 2017-MDRB, Class A (1* 1MO LIBOR + 110) (b)(d)	1.975%	07/15/30	$190,335	$190,237
Citigroup Commercial Mortgage, Series 2017-MDRB, Class D (1* 1MO LIBOR + 325) (b)(d)	4.125%	07/15/30	9,650,000	9,641,288
Credit Suisse First Boston, Series 2018-SITE, Class C (b)(d)	4.782%	04/17/36	4,575,000	4,371,970
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* 1MO LIBOR + 180) (b)(d)	2.675%	02/15/40	2,318,006	2,163,886
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* 1MO LIBOR + 250) (b)(d)	3.375%	02/15/40	1,704,416	1,578,412
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class E (1* 1MO LIBOR + 365) (b)(d)	4.525%	02/15/40	6,226,800	5,749,863
				47,836,335
Single Family Rental — 2.4%
American Homes 4 Rent, Series 2015-SFR2, Class D (d)	5.036%	10/18/52	1,171,000	1,167,313
AMSR Trust, Series 2020-SFR2, Class G (d)	4.000%	07/17/37	500,000	466,342
Colony American Finance Ltd., Series 2020-4, Class B (d)	1.707%	12/15/52	4,750,000	4,226,451
Home Partners of America Trust, Series 2021-2, Class D (d)	2.652%	12/17/26	6,381,664	5,666,400

28 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.3% continued
Single Family Rental — 2.4% continued
Progress Residential Trust, Series 2021-SFR1, Class B (d)	1.303%	04/17/38	$2,500,000	$2,216,873
Progress Residential Trust, Series 2021-SFR1, Class E (d)	2.106%	04/17/38	1,900,000	1,641,135
Star Trust, Series 2021-SFR1, Class E (1* 1MO LIBOR + 170) (b)(d)	3.224%	04/17/38	18,300,000	17,309,181
				32,693,695
Small Business — 4.7%
Credibility Asset Securitization, Series 2021-1A, Class A (d)	2.390%	04/15/26	8,000,000	7,607,707
Credibility Asset Securitization, Series 2021-1A, Class C (d)	3.380%	04/15/26	3,650,000	3,333,754
Credibility Asset Securitization, Series 2021-1A, Class B (d)	5.930%	04/15/26	2,676,000	2,460,745
FORA Financial Asset Securitization, Series 2021-1A, Class A (d)	2.620%	05/15/27	11,000,000	10,114,530
FORA Financial Asset Securitization, Series 2021-1A, Class B (d)	2.970%	05/15/27	2,600,000	2,389,432
FORA Financial Asset Securitization, Series 2021-1A, Class C (d)	3.850%	05/15/27	3,000,000	2,747,923
Newtek Small Business Loan Trust, Series 2018-1, Class A (1* Prime — 55) (b)(d)	4.200%	02/25/44	826,998	817,950

	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business — 4.7% continued
Newtek Small Business Loan Trust, Series 2018-1, Class B (1* Prime + 75) (b)(d)	5.500%	02/25/44	$1,819,396	$1,803,893
Newtek Small Business Loan Trust, Series 2019-01, Class A (1* Prime — 90) (b)(d)	3.850%	12/25/44	2,326,442	2,295,811
OnDeck Asset Securitization Trust, Series 2021-1A, Class B (d)	2.280%	05/17/27	3,500,000	3,124,646
OnDeck Asset Securitization Trust, Series 2021-1A, Class C (d)	2.970%	05/17/27	3,250,000	2,899,460
OnDeck Asset Securitization Trust, Series 2021-1A, Class D (d)	4.940%	05/17/27	5,000,000	4,467,250
Small Business Lending Trust, Series 2019-A, Class C (d)	4.310%	07/15/26	1,672,412	1,672,037
Small Business Lending Trust, Series 2019-A, Class D (d)	6.300%	07/15/26	5,000,000	4,977,148
Small Business Lending Trust, Series 2020-A, Class B (d)	3.200%	12/15/26	2,209,677	2,207,863
Small Business Lending Trust, Series 2020-A, Class C (d)	5.010%	12/15/26	12,550,000	12,315,832
				65,235,981
Student Loan — 0.9%
College Ave Student Loans, Series 2018-A, Class B (d)	4.750%	12/26/47	1,011,391	973,604
College Ave Student Loans, Series 2018-A, Class C (d)	5.500%	12/26/47	616,679	591,842

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 29

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.3% continued
Student Loan — 0.9% continued
College Ave Student Loans, Series 2019-A, Class C (d)	4.460%	12/28/48	$3,158,637	$3,073,182
College Ave Student Loans, Series 2021-A, Class B (d)	2.320%	07/25/51	2,500,000	2,290,044
College Ave Student Loans, Series 2021-A, Class D (d)	4.120%	07/25/51	1,250,000	1,142,387
CommonBond Student Loan Trust, Series 2017-BGS, Class C (d)	4.440%	09/25/42	77,821	76,037
Earnest Student Loan Program, LLC, Series 2016-D, Class R (d)(e)(f)	0.000%	01/25/41	5,000	0
Laurel Road Prime Student Loan, Series 2019-A, Class BFX (d)	3.000%	10/25/48	1,842,378	1,747,427
Prodigy Finance, Series 2021-1A, Class A (d)	2.874%	07/25/51	1,801,924	1,770,341
				11,664,864
Unsecured Consumer — 13.5%
Affirm, Inc., Series 2022-Z1, Class A (d)	4.550%	06/15/27	6,000,000	5,952,191
Avant Loans Funding Trust, Series 2021-REV1, Class C (d)	2.300%	07/15/30	10,750,000	9,816,309
Freedom Financial Trust, Series 2021-1CP, Class C (d)	2.830%	03/20/28	4,000,000	3,916,067
Freedom Financial Trust, Series 2021-3FP, Class C (d)	1.600%	11/20/28	5,300,000	4,983,915
Freedom Financial Trust, Series 2022-3FP, Class D (d)	7.360%	08/20/29	8,500,000	8,206,351

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 13.5% continued
Lendmark Funding Trust, Series 2020-2A, Class C (d)	4.690%	04/21/31	$1,000,000	$949,017
Liberty Lending Services, Series 2021-1A, Class C (d)	3.540%	05/15/29	6,700,000	6,126,309
LL ABS Trust, Series 2020-1, Class C (d)	6.540%	11/15/23	4,400,000	4,378,016
LL ABS Trust, Series 2019-1, Class C (d)	5.070%	03/15/27	3,656,348	3,656,147
LL ABS Trust, Series 2021-1A, Class A (d)	1.070%	05/15/29	7,887,852	7,606,442
LL ABS Trust, Series 2021-1A, Class B (d)	2.170%	05/15/29	3,800,000	3,485,461
Mariner Finance Issuance Trust, Series 2019-A, Class C (d)	4.010%	07/20/32	2,120,000	2,034,166
Mariner Finance Issuance Trust, Series 2020-A, Class D (d)	5.750%	08/21/34	8,230,000	7,957,373
Mariner Finance Issuance Trust, Series 2021-AA, Class D (d)	4.340%	03/20/36	1,850,000	1,623,250
Oportun Funding XIII, LLC, Series 2019-13, Class B (d)	3.870%	08/08/25	1,354,000	1,333,099
Oportun Funding XIV, LLC, Series 2021-A, Class C (d)	3.440%	03/08/28	8,175,000	7,697,156
Oportun Funding, LLC, Series 2020-1, Class C (d)	5.660%	05/15/24	2,500,000	2,497,787
Oportun Funding, LLC, Series 2022-1, Class C (d)	6.000%	06/15/29	9,000,000	8,772,442
Oportun Funding, LLC, Series 2021-B, Class A (d)	1.470%	05/08/31	3,500,000	3,245,862

30 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.3% continued
Unsecured Consumer — 13.5% continued
Oportun Funding, LLC, Series 2021-B, Class C (d)	3.650%	05/08/31	$8,350,000	$7,823,553
Oportun Funding, LLC, Series 2021-B, Class D (d)	5.410%	05/08/31	4,160,000	3,933,857
Oportun Funding, LLC, Series 2021-C, Class C (d)	3.610%	10/08/31	3,750,000	3,363,629
Oportun Funding, LLC, Series 2021-C, Class D (d)	5.570%	10/08/31	1,750,000	1,567,910
Opportunity Funding, LLC, Series 2022-A, Class C (d)	7.400%	06/09/31	7,600,000	7,475,215
Prosper Marketplace Issuance Trust, Series 2019-3A, Class CERT (b)(d)	0.000%	07/15/25	81,061,702	550,004
Regional Management Issuance Trust, Series 2020-1, Class A (d)	2.340%	10/15/30	2,000,000	1,899,053
Regional Management Issuance Trust, Series 2020-1, Class B (d)	3.230%	10/15/30	2,500,000	2,346,505
Regional Management Issuance Trust, Series 2021-1, Class B (d)	2.420%	03/17/31	895,000	800,333
Regional Management Issuance Trust, Series 2021-1, Class C (d)	3.040%	03/17/31	4,650,000	4,093,600
Regional Mortgage Issuance Trust, Series 2021-1, Class D (d)	5.070%	03/17/31	1,300,000	1,119,001
Upgrade Master Pass-Thru Trust, Series 2019-ST1, Class A (d)	4.000%	07/15/25	346,215	341,749

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 13.5% continued
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A (d)	3.750%	11/15/25	$312,727	$312,676
Upstart Pass-Through Trust, Series 2020-ST5, Class A (d)	3.000%	12/20/26	1,362,103	1,308,628
Upstart Pass-Through Trust, Series 2020-ST6, Class A (d)	3.000%	01/20/27	3,656,521	3,522,898
Upstart Pass-Through Trust, Series 2021-ST2, Class A (d)	2.500%	04/20/27	4,896,527	4,700,491
Upstart Pass-Through Trust, Series 2021-ST4, Class A (d)	2.000%	07/20/27	15,339,980	14,498,730
Upstart Pass-Through Trust, Series 2021-1A, Class C (d)	1.750%	10/20/29	2,994,757	2,800,645
Upstart Pass-Through Trust, Series 2021-ST9, Class A (d)	1.700%	11/20/29	3,942,274	3,640,891
Upstart Pass-Through Trust, Series 2021-ST10, Class A (d)	2.250%	01/20/30	10,968,964	10,605,086
Upstart Pass-Through Trust, Series 2022-ST1, Class A (d)	2.600%	03/20/30	3,566,941	3,415,776
Upstart Securitization Trust, Series 2021-ST1, Class A (d)	2.750%	02/20/27	1,492,798	1,442,865
Upstart Securitization Trust, Series 2021-1, Class B (d)	1.890%	03/20/31	1,850,000	1,779,242
Upstart Securitization Trust, Series 2021-1, Class C (d)	4.060%	03/20/31	1,000,000	921,764

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 31

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.3% continued
Unsecured Consumer — 13.5% continued
Upstart Securitization Trust, Series 2021-2, Class B (d)	1.750%	06/20/31	$3,250,000	$3,055,861
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A	4.250%	02/15/46	5,753,428	5,647,797
				187,205,119

Total Securitized
(Cost $1,208,100,729)				$1,153,882,762

Treasury — 5.2%
U.S. Treasury Notes	0.125%	10/15/23	10,000,000	9,640,625
U.S. Treasury Notes	2.750%	11/15/23	10,000,000	9,969,922
U.S. Treasury Notes	2.625%	12/31/23	10,000,000	9,950,000
U.S. Treasury Notes	1.750%	06/30/24	15,000,000	14,640,234
U.S. Treasury Notes	0.375%	09/15/24	10,000,000	9,438,281
U.S. Treasury Notes	0.625%	10/15/24	10,000,000	9,474,609
U.S. Treasury Notes	0.750%	11/15/24	10,000,000	9,482,031
Total Treasury
(Cost $75,735,737)				$72,595,702

Registered Investment Companies — 7.0%
State Street Institutional Liquid Reserves Fund - Premier Class, 1.49% (g)	89,308,696	89,308,696
State Street Navigator Securities Lending Portfolio I, 1.64% (g)(h)	7,906,405	7,906,405
Total Registered Investment Companies
(Cost $97,205,057)		$97,215,101

Total Investment Securities — 101.6%
(Cost $1,469,503,951)		$1,408,286,982

Liabilities in Excess of Other Assets — (1.6)%		(22,220,245)

Net Assets — 100.0%		$1,386,066,737

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2022 was $7,723,966.
(b)

Variable rate security. The rate shown is the effective interest rate as of June 30, 2022. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(c)	Percentage rounds to less than 0.1%.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of 6/30/2022 was $1,143,584,431, representing 82.5% of net assets.

(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of June 30, 2022 was $31,502,084, representing 2.3% of net assets.
(f)	Security is fair valued under procedures established by the Board of Trustees. This security has received its final distribution and is valued at $0, which represents 0.0% of net assets.
(g)	The rate shown is the 7-day effective yield as of June 30, 2022.
(h)	This security was purchased using cash collateral held from securities on loan.

IO — Interest Only

LIBOR — London Interbank Offered Rate

NA — National Association

PO — Principal Only

Prime — Short-term interest rate in the banking system of the U.S.

SOFR — Secured Overnight Financing Rate

See accompanying Notes to Financial Statements.

32 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.9%
Banking — 5.8%
American Express Co.	3.375%	05/03/24	$400,000	$397,121
Bank of America Corp.	1.486%	05/19/24	830,000	811,116
Bank of America Corp. (1* 3MO LIBOR + 97) (a)	3.458%	03/15/25	425,000	418,868
Bank of America Corp. (b)	3.875%	08/01/25	300,000	298,697
Bank of America Corp. (1* 3MO LIBOR + 64) (a)	2.015%	02/13/26	400,000	374,892
Bank of America Corp. (1* SOFR + 115) (a)	1.319%	06/19/26	150,000	136,356
Bank of America Corp. (1* 3MO LIBOR + 158) (a)	3.824%	01/20/28	100,000	95,888
Bank of America Corp. (1* 3MO LIBOR + 104) (a)	3.419%	12/20/28	750,000	699,574
Bank of America Corp. (1* SOFR + 215) (a)	2.592%	04/29/31	450,000	381,664
Bank of America Corp.	4.571%	04/27/33	700,000	681,248
Bank of Montreal France	0.949%	01/22/27	630,000	560,622
Bank of Nova Scotia (b)	3.450%	04/11/25	200,000	197,360
Bank of NY Mellon Corp.	2.050%	01/26/27	650,000	597,220
Canadian Imperial Bank of Commerce (1* 3MO LIBOR + 79) (a)	2.606%	07/22/23	100,000	99,952
Capital One Financial Corp.	1.878%	11/02/27	1,000,000	877,067
Citigroup, Inc. (1* 3MO LIBOR + 90) (a)	3.352%	04/24/25	200,000	195,890
Citigroup, Inc. (b)	3.300%	04/27/25	100,000	98,085
Citigroup, Inc. (a)	0.981%	05/01/25	500,000	468,415
Citigroup, Inc. (1* 3MO LIBOR + 125) (a)	1.464%	07/01/26	100,000	97,979
Citigroup, Inc. (1* 3MO LIBOR + 156) (a)	3.887%	01/10/28	900,000	865,308
Citigroup, Inc.	3.070%	02/24/28	800,000	742,153
Citigroup, Inc. (b)	4.125%	07/25/28	150,000	143,882

	Coupon	Maturity	Shares / Par Value	Fair Value
Banking — 5.8% continued
Citigroup, Inc. (1* SOFR + 142) (a)	2.976%	11/05/30	$180,000	$157,106
Citizens Financial Group	2.850%	07/27/26	225,000	211,125
Comerica Bank, Series BKNT	2.500%	07/23/24	250,000	242,836
Cooperative Rabobank UA (c)	2.625%	07/22/24	250,000	241,977
Discover Bank	4.650%	09/13/28	700,000	674,809
Discover Bank	2.700%	02/06/30	250,000	208,771
Discover Financial Services	4.100%	02/09/27	100,000	95,905
Eaton Vance Corp.	3.625%	06/15/23	478,000	477,079
Fifth Third Bancorp (b)	2.375%	01/28/25	275,000	263,358
Fifth Third Bancorp	1.707%	11/01/27	450,000	399,221
First Horizon Bank	5.750%	05/01/30	250,000	256,614
Goldman Sachs Group, Inc.	0.657%	09/10/24	375,000	358,784
Goldman Sachs Group, Inc.	3.500%	01/23/25	405,000	398,989
Goldman Sachs Group, Inc.	3.500%	04/01/25	250,000	245,064
Goldman Sachs Group, Inc. (b)	3.500%	11/16/26	350,000	335,792
Goldman Sachs Group, Inc. (1* SOFR + 79) (a)	1.093%	12/09/26	250,000	222,665
Goldman Sachs Group, Inc. (b)	3.800%	03/15/30	500,000	463,635
Goldman Sachs Group, Inc. (1* SOFR + 128) (a)(b)	2.615%	04/22/32	1,300,000	1,079,306
Huntington Bancshares, Inc. (b)	2.625%	08/06/24	125,000	121,382
Huntington Bancshares, Inc.	5.023%	05/17/33	400,000	398,680
JPMorgan Chase & Co. (1* SOFR + 60) (a)	0.653%	09/16/24	150,000	143,757
JPMorgan Chase & Co. (1* 3MO LIBOR + 100) (a)	4.023%	12/05/24	550,000	548,114
JPMorgan Chase & Co.	2.595%	02/24/26	200,000	190,088
JPMorgan Chase & Co. (1* SOFR + 80) (a)	1.045%	11/19/26	500,000	444,475
JPMorgan Chase & Co. (1* SOFR + 89) (a)	1.578%	04/22/27	400,000	355,967

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 33

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.9% continued
Banking — 5.8% continued
JPMorgan Chase & Co.	1.470%	09/22/27	$400,000	$350,824
JPMorgan Chase & Co. (1* 3MO LIBOR + 134) (a)	3.782%	02/01/28	100,000	96,027
JPMorgan Chase & Co. (1* 3MO LIBOR + 95) (a)	3.509%	01/23/29	425,000	397,525
JPMorgan Chase & Co. (1* SOFR + 151) (a)	2.739%	10/15/30	450,000	392,627
JPMorgan Chase & Co. (1* SOFR + 204) (a)	2.522%	04/22/31	750,000	638,789
KeyBank NA (1* SOFR + 34) (a)	0.423%	01/03/24	500,000	492,350
KeyCorp	2.550%	10/01/29	385,000	334,012
KeyCorp	4.789%	06/01/33	300,000	295,982
Morgan Stanley (1* SOFR + 46) (a)	0.529%	01/25/24	500,000	490,129
Morgan Stanley (1* 3MO LIBOR + 85) (a)	3.737%	04/24/24	100,000	99,652
Morgan Stanley	3.620%	04/17/25	100,000	98,720
Morgan Stanley	3.875%	01/27/26	500,000	492,427
Morgan Stanley (b)	3.125%	07/27/26	100,000	95,395
Morgan Stanley (b)	3.625%	01/20/27	100,000	96,856
Morgan Stanley, Series GMTN (1* SOFR + 114) (a)	2.699%	01/22/31	175,000	151,571
Morgan Stanley (1* SOFR + 103) (a)(b)	1.794%	02/13/32	1,000,000	786,597
PNC Bank NA (b)	2.700%	10/22/29	250,000	217,850
PNC Financial Services Group, Inc. (b)	2.600%	07/23/26	250,000	236,662
Regions Financial Corp.	2.250%	05/18/25	275,000	262,354
Royal Bank of Canada	1.150%	06/10/25	365,000	337,685
Royal Bank of Canada (b)	1.150%	07/14/26	200,000	178,486
Royal Bank of Canada (b)	3.875%	05/04/32	300,000	286,151
State Street Corp. (1* SOFR + 94) (a)	2.354%	11/01/25	175,000	168,304
State Street Corp.	4.421%	05/13/33	200,000	197,123
Toronto Dominion Bank (b)	3.200%	03/10/32	236,000	210,634

	Coupon	Maturity	Shares / Par Value	Fair Value
Banking — 5.8% continued
Toronto-Dominion Bank (The)	0.750%	01/06/26	$350,000	$312,795
Toronto-Dominion Bank (The)	1.200%	06/03/26	200,000	178,885
Truist Financial Corp. (b)	2.150%	12/06/24	250,000	240,472
Truist Financial Corp. (1* SOFR + 61) (a)	1.267%	03/02/27	600,000	537,405
Truist Financial Corp. (b)	1.887%	06/07/29	500,000	429,757
US Bancorp (b)	2.400%	07/30/24	350,000	341,394
US Bancorp	2.215%	01/27/28	800,000	732,887
Wells Fargo & Co.	3.550%	09/29/25	925,000	908,501
Wells Fargo & Co.	3.908%	04/25/26	625,000	614,678
Wells Fargo & Co. (1* SOFR + 200) (a)	2.188%	04/30/26	500,000	467,776
Wells Fargo & Co. (1* SOFR + 210) (a)	2.393%	06/02/28	650,000	582,094
Wells Fargo & Co. (a)(b)	3.350%	03/02/33	250,000	221,866
				30,748,098
Basic Industry — 0.2%
FMC Corp.	3.450%	10/01/29	300,000	272,146
Nucor Corp., CV	2.000%	06/01/25	250,000	235,259
Nucor Corp.	3.125%	04/01/32	250,000	217,303
PPG Industries, Inc. (b)	2.400%	08/15/24	110,000	107,038
PPG Industries, Inc. (b)	2.550%	06/15/30	300,000	264,046
Sherwin-Williams Co.	2.300%	05/15/30	250,000	210,974
				1,306,766
Brokerage Asset Managers Exchanges — 0.4%
Ameriprise Financial, Inc. (b)	3.000%	04/02/25	250,000	244,122
Ameriprise Financial, Inc.	4.500%	05/13/32	400,000	393,158
CBOE Holdings, Inc. (b)	3.650%	01/12/27	100,000	97,644
Charles Schwab Corp. (The) (b)	0.900%	03/11/26	500,000	448,551
Intercontinental Exchange, Inc.	4.950%	06/15/52	875,000	863,492
				2,046,967
Capital Goods — 0.3%
Carrier Global Corp. (b)	2.700%	02/15/31	250,000	211,514

34 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.9% continued
Capital Goods — 0.3% continued
General Electric Capital Corp. (b)	6.750%	03/15/32	$162,000	$181,233
Johnson Controls International plc (b)	2.000%	09/16/31	500,000	397,806
L3 Harris Technologies, Inc. (b)	3.850%	12/15/26	50,000	48,993
Lennox International, Inc.	3.000%	11/15/23	100,000	98,935
Republic Services, Inc.	2.500%	08/15/24	200,000	193,653
Waste Management, Inc.	1.150%	03/15/28	300,000	255,663
				1,387,797
Communications — 1.2%
American Tower Corp.	1.450%	09/15/26	300,000	262,381
American Tower Corp.	3.800%	08/15/29	100,000	91,788
American Tower Corp.	2.100%	06/15/30	100,000	80,085
AT&T Inc.	4.300%	12/15/42	500,000	435,863
AT&T, Inc.	2.300%	06/01/27	650,000	593,349
AT&T, Inc.	2.550%	12/01/33	114,000	92,481
AT&T, Inc.	4.500%	05/15/35	100,000	95,026
British Telecommunications plc (b)(c)	3.250%	11/08/29	275,000	245,308
Comcast Corp. (b)	2.650%	02/01/30	100,000	89,481
Comcast Corp. (b)	1.950%	01/15/31	1,025,000	852,651
Comcast Corp.	3.969%	11/01/47	144,000	124,520
Deutsche Telekom International Finance BV (c)	4.750%	06/21/38	100,000	95,465
Magallanes, Inc. (c)	4.054%	03/15/29	300,000	274,793
Netflix, Inc.	6.375%	05/15/29	350,000	353,483
Twenty-First Century Fox, Inc.	4.030%	01/25/24	50,000	50,004
Verizon Communications, Inc. (1* 3MO LIBOR + 110) (a)	2.511%	05/15/25	100,000	99,388
Verizon Communications, Inc. (b)	4.125%	03/16/27	100,000	99,758
Verizon Communications, Inc.	3.000%	03/22/27	120,000	113,978

	Coupon	Maturity	Shares / Par Value	Fair Value
Communications — 1.2% continued
Verizon Communications, Inc. (b)	1.750%	01/20/31	$500,000	$401,611
Verizon Communications, Inc. (b)	2.355%	03/15/32	1,237,000	1,025,645
Verizon Communications, Inc.	2.987%	10/30/56	143,000	99,281
Walt Disney Co. (The)	1.750%	08/30/24	175,000	168,647
Walt Disney Co. (The)	2.000%	09/01/29	550,000	472,645
Walt Disney Co. (The) (b)	3.800%	03/22/30	100,000	96,686
				6,314,317
Consumer Cyclical — 1.2%
Amazon.com, Inc. (b)	3.450%	04/13/29	675,000	656,156
BMW US Capital, LLC (c)	3.900%	04/09/25	300,000	299,037
CVS Health Corp.	3.750%	04/01/30	500,000	467,679
CVS Health Corp.	5.050%	03/25/48	250,000	239,312
Daimler Finance, LLC (c)	1.750%	03/10/23	275,000	271,710
Expedia Group, Inc.	3.250%	02/15/30	500,000	416,989
Ford Motor Co. (b)	4.346%	12/08/26	100,000	92,683
General Motors Co. (b)	4.200%	10/01/27	950,000	901,337
Honda Motor Co.	2.534%	03/10/27	200,000	187,121
Lowes Cos., Inc. (b)	1.700%	09/15/28	450,000	383,112
Lowes Cos., Inc. (b)	2.625%	04/01/31	500,000	427,951
Lowes Cos., Inc. (b)	4.250%	04/01/52	375,000	324,730
Ross Stores, Inc.	1.875%	04/15/31	400,000	316,205
Toyota Motor Credit Corp.	0.500%	06/18/24	500,000	471,912
Toyota Motor Credit Corp.	0.800%	01/09/26	300,000	270,866
Toyota Motor Credit Corp.	4.450%	06/29/29	300,000	303,646
Walgreens Boots Alliance, Inc. (b)	3.200%	04/15/30	250,000	220,691
				6,251,137
Consumer Non-Cyclical — 1.1%
Abbott Laboratories (b)	4.750%	11/30/36	100,000	105,948
AbbVie, Inc.	3.600%	05/14/25	500,000	491,869
AbbVie, Inc.	2.950%	11/21/26	335,000	317,428
AbbVie, Inc.	4.550%	03/15/35	100,000	97,270
Amgen, Inc.	1.900%	02/21/25	310,000	295,828

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 35

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.9% continued
Consumer Non-Cyclical — 1.1% continued
Amgen, Inc. (b)	3.000%	02/22/29	$500,000	$461,188
Anheuser-Busch Cos., LLC	4.700%	02/01/36	800,000	766,422
Anheuser-Busch InBev SA/NV (b)	4.750%	01/23/29	100,000	101,736
Anheuser-Busch InBev SA/NV	3.500%	06/01/30	300,000	281,209
Baxter International, Inc.	1.915%	02/01/27	300,000	268,658
Bristol-Myers Squibb Co. (b)	2.950%	03/15/32	300,000	274,809
Constellation Brands, Inc.	3.150%	08/01/29	525,000	472,533
Kroger Co. (The)	2.650%	10/15/26	100,000	93,544
Kroger Co. (The) (b)	2.200%	05/01/30	125,000	105,493
Kroger Co. (The) (b)	1.700%	01/15/31	550,000	438,531
Laboratory Corp. of American Holdings (b)	1.550%	06/01/26	375,000	336,432
Mondelez International, Inc. (c)	1.250%	09/24/26	300,000	266,710
Mondelez International, Inc.	3.000%	03/17/32	300,000	260,853
Zoetics, Inc., Series 4006	2.000%	05/15/30	525,000	439,523
				5,875,984
Electric — 1.4%
Ameren Corp.	2.500%	09/15/24	130,000	125,995
American Electric Power, Inc.	1.000%	11/01/25	500,000	449,571
CMS Energy Corp.	2.950%	02/15/27	100,000	94,059
Dominion Energy, Inc.	1.450%	04/15/26	750,000	678,210
DTE Energy Co., Series C	2.529%	10/01/24	150,000	144,453
DTE Energy Co., Series E (b)	2.850%	10/01/26	100,000	94,540
DTE Energy Co., Series H	2.950%	03/01/30	125,000	110,647
Duke Energy Indiana, LLC	2.750%	04/01/50	370,000	261,965
Duke Energy Progress, Inc. (b)	2.000%	08/15/31	600,000	496,882
Georgia Power Co., Series 2020-A (b)	2.100%	07/30/23	230,000	226,675
MidAmerican Energy Co. (b)	3.650%	04/15/29	350,000	340,024

	Coupon	Maturity	Shares / Par Value	Fair Value
Electric — 1.4% continued
NextEra Energy Cap Holdings, Inc.	4.625%	07/15/27	$1,535,000	$1,555,954
Northern States Power Co. of Wisconsin (b)	2.250%	04/01/31	500,000	437,085
Oncor Electric Delivery Co., LLC	3.750%	04/01/45	490,000	420,601
PECO Energy Co.	3.000%	09/15/49	200,000	151,518
PPL Electric Utilities Corp.	3.000%	10/01/49	160,000	120,725
Public Service Co. of Colorado	4.500%	06/01/52	400,000	390,798
Public Service Electric & Gas Co.	2.250%	09/15/26	100,000	93,804
Southwestern Electric Power Co. (b)	2.750%	10/01/26	100,000	93,551
WEC Energy Group, Inc.	0.800%	03/15/24	700,000	664,713
Wisconsin Power & Light Co. (b)	1.950%	09/16/31	800,000	664,317
				7,616,087
Energy — 0.4%
BP Capital Markets plc	3.194%	04/06/25	175,000	172,762
Coterra Energy, Inc. (c)	3.900%	05/15/27	100,000	95,878
Diamondback Energy, Inc.	3.250%	12/01/26	200,000	195,128
Energy Transfer Operating LP	4.500%	04/15/24	75,000	75,034
Exxon Mobil Corp.	2.992%	03/19/25	240,000	236,298
Helmerich & Payne, Inc. (b)	2.900%	09/29/31	650,000	557,031
Phillips 66	3.700%	04/06/23	250,000	249,981
Phillips 66 (c)	2.450%	12/15/24	100,000	95,869
Phillips 66 (c)	3.550%	10/01/26	100,000	97,117
Royal Dutch Shell plc (b)	2.375%	11/07/29	320,000	282,485
Shell International Finance BV	6.375%	12/15/38	73,000	84,737
Total Capital International SA	2.829%	01/10/30	120,000	108,723
				2,251,043
Insurance — 1.5%
Athene Global Funding (c)	2.500%	01/14/25	225,000	213,916

36 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.9% continued
Insurance — 1.5% continued
Berkshire Hathaway Financial Corp. (b)	4.400%	05/15/42	$135,000	$127,098
Equitable Financial Life (b)(c)	1.800%	03/08/28	609,000	527,887
Lincoln National Corp.	3.625%	12/12/26	100,000	96,836
MassMutual Global Funding (c)	1.200%	07/16/26	400,000	359,617
MassMutual Global Funding (c)	2.150%	03/09/31	500,000	418,148
Met Life Global Funding I (c)	1.550%	01/07/31	900,000	716,718
Met Tower Global Funding (c)	3.700%	06/13/25	350,000	347,140
New York Life Global Funding (c)	2.900%	01/17/24	100,000	99,064
New York Life Global Funding (c)	2.350%	07/14/26	50,000	47,219
New York Life Global Funding (c)	1.200%	08/07/30	1,250,000	985,408
Northwestern Mutual Global Funding (c)	4.000%	07/01/25	400,000	402,082
Pacific Life Global Fund II (c)	1.450%	01/20/28	500,000	421,892
Pricoa Global Funding (c)	3.450%	09/01/23	160,000	159,966
Principal Life Global Funding II (c)	1.250%	06/23/25	525,000	482,154
Principal Life Global Funding II (c)	0.875%	01/12/26	500,000	442,726
Progressive Corp.	3.200%	03/26/30	240,000	223,270
Protective Life Global Funding (c)	1.900%	07/05/28	650,000	562,283
Protective Life Global Funding (c)	1.737%	09/21/30	1,100,000	879,461
UnitedHealth Group, Inc. (b)	4.750%	05/15/52	400,000	399,796
				7,912,681
Natural Gas — 0.1%
Atmos Energy Corp. (b)	2.625%	09/15/29	310,000	276,355

	Coupon	Maturity	Shares / Par Value	Fair Value
Other Utility — 0.2%
American Water Capital Corp. (b)	2.800%	05/01/30	$300,000	$268,979
American Water Capital Corp. (b)	2.300%	06/01/31	825,000	698,717
				967,696
REITS — 0.7%
Alexandria Real Estate Equities, Inc. (b)	3.950%	01/15/28	100,000	96,804
American Campus Communities Operating Partnership LP	3.625%	11/15/27	100,000	98,120
American Campus Communities Operating Partnership LP	2.250%	01/15/29	350,000	324,101
American Homes 4 Rent	4.250%	02/15/28	100,000	95,504
Boston Properties LP	2.750%	10/01/26	50,000	46,604
CubeSmart LP	3.125%	09/01/26	50,000	47,544
CubeSmart LP	2.250%	12/15/28	500,000	427,225
CubeSmart LP	3.000%	02/15/30	280,000	246,322
CubeSmart LP	2.000%	02/15/31	200,000	159,002
ERP Operating LP (b)	2.850%	11/01/26	100,000	94,839
ERP Operating LP (b)	2.500%	02/15/30	150,000	131,087
Life Storage LP (b)	3.875%	12/15/27	100,000	95,238
Public Storage (b)	1.850%	05/01/28	800,000	692,794
Realty Income Corp. (b)	3.875%	04/15/25	100,000	99,259
Realty Income Corp.	0.750%	03/15/26	625,000	549,736
Realty Income Corp.	3.000%	01/15/27	100,000	94,671
Spirit Realty LP	4.450%	09/15/26	100,000	98,341
Spirit Realty LP	2.100%	03/15/28	250,000	209,571
Spirit Realty LP	4.000%	07/15/29	60,000	54,840
Spirit Realty LP	3.200%	02/15/31	250,000	209,347
				3,870,949
Technology — 0.6%
Apple, Inc.	2.200%	09/11/29	250,000	225,112
Apple, Inc.	1.650%	05/11/30	300,000	254,264
Dell International, LLC/EMC Corp.	5.300%	10/01/29	100,000	98,583
Fidelity National Information Services	1.650%	03/01/28	300,000	255,912
HP, Inc.	4.200%	04/15/32	400,000	357,054
Oracle Corp.	2.800%	04/01/27	300,000	273,602

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 37

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.9% continued
Technology — 0.6% continued
Oracle Corp.	2.300%	03/25/28	$300,000	$258,117
Oracle Corp. (b)	3.250%	05/15/30	500,000	433,556
Visa, Inc.	3.150%	12/14/25	800,000	787,525
				2,943,725
Transportation — 0.8%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (c)	4.800%	08/15/27	132,363	130,600
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	333,900	305,193
Burlington North Santa Fe, LLC	5.050%	03/01/41	500,000	509,018
CSX Corp.	4.250%	11/01/66	100,000	84,232
FedEx Corp. (b)	2.400%	05/15/31	500,000	420,793
FedEx Corp., CV	1.875%	02/20/34	482,890	418,912
Kirby Corp.	4.200%	03/01/28	100,000	93,378
Norfolk Southern Corp. (b)	3.000%	03/15/32	600,000	540,896
Ryder System, Inc. (b)	2.850%	03/01/27	500,000	466,110
Southwest Airlines Co. (b)	2.625%	02/10/30	400,000	337,867
U.S. Airways Pass-Through Trust, Series 2011-1, Class A	7.125%	04/22/25	26,031	26,253
United Airlines Pass-Through Trust, Series 2020-1, Class B	4.875%	07/15/27	415,000	394,088
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	254,053	249,604
				3,976,944

Total Corporate Credit
(Cost $91,703,888)				$83,746,546

Government Related — 0.1%
Government Owned, No Guarantee — 0.1%
Tennessee Valley Authority, Pool #, Series (Cost $768,372)	4.625%	09/15/60	525,000	579,387

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 58.5%
ABS-Other — 3.3%
BXG Receivables Note Trust, Series 2018-A, Class C (c)	4.440%	02/02/34	$258,255	$251,673
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (c)	1.830%	03/20/41	1,000,000	891,654
Diamond Resorts Owner Trust, Series 2019-1, Class B (c)	3.530%	02/20/32	81,186	79,494
Diamond Resorts Owner Trust, Series 2021-1A, Class B (c)	2.050%	11/21/33	398,940	373,735
Diamond Resorts Owner Trust, Series 2021-1A, Class C (c)	2.700%	11/21/33	303,195	284,417
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (a)(c)	4.450%	01/25/26	1,750,000	1,621,246
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (c)	3.620%	07/25/26	1,250,000	1,131,480
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (c)	3.850%	10/26/26	1,000,000	892,939
Gold Key Resorts, LLC, Series 2014-A, Class A (c)	3.220%	03/17/31	9,782	9,647
GoodGreen Trust, Series 2017-1A, Class A (c)	3.740%	10/15/52	55,700	52,975
GoodGreen Trust, Series 2020-1A, Class A (c)	2.630%	04/15/55	323,880	293,350
Helios Issuer, LLC, Series 2019-AA, Class A (c)	3.750%	06/20/46	98,396	95,294
Helios Issuer, LLC, Series 2020-4, Class A (c)	2.980%	06/20/47	234,805	214,506
Helios Issuer, LLC, Series 2021-A, Class A (c)	1.800%	02/20/48	549,032	478,739

38 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 58.5% continued
ABS-Other — 3.3% continued
Hero Funding Trust, Series 2016-2A, Class A (c)	3.750%	09/20/41	$107,520	$106,198
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	163,818	159,492
Hero Funding Trust, Series 2016-3B, Class B (c)	5.240%	09/20/42	12,586	12,528
Hero Funding Trust, Series 2016-4A, Class A1 (c)	3.570%	09/20/47	151,509	149,023
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	115,513	111,534
Hero Funding Trust, Series 2017-3A, Class A1 (c)	3.190%	09/20/48	133,030	127,063
Hero Funding Trust, Series 2018-1A, Class A2 (c)	4.670%	09/20/48	51,529	50,680
Holiday Inn Timeshare Trust, Series 2020-A, Class C (c)	3.420%	10/09/39	395,776	370,915
Loanpal Solar Loan Ltd., Series 2020-3GS, Class B (c)	3.450%	12/20/47	567,747	510,807
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (c)	2.290%	01/20/48	546,413	472,670
Loanpal Solar Loan Ltd., Series 2021-1GS, Class B (c)	2.840%	01/20/48	879,192	757,173
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (c)	2.220%	03/20/48	804,949	687,496
Mill City Solar Loan Ltd., Series 2019-2GS, Class A (c)	3.690%	07/20/43	138,964	130,575

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 3.3% continued
Mosaic Solar Loans, LLC, Series 2018-1, Class A (c)	4.010%	06/22/43	$78,286	$75,456
Mosaic Solar Loans, LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	45,947	44,295
Mosaic Solar Loans, LLC, Series 2020-1, Class A (c)	2.100%	04/20/46	303,584	275,272
NRZ Excess Spread Collateralization, Series 2021-GNT1, Class A (c)	3.474%	11/25/26	683,026	635,909
Ocwen Master Advance Receivables, Series 2020-T1, Class A-T1 (c)	1.300%	08/15/52	606,526	605,026
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class NT (1* 1MO LIBOR + 265) (a)(c)	4.274%	08/25/23	1,000,000	986,784
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A (c)	5.176%	05/25/27	1,500,000	1,497,413
Renew Financial, LLC, Series 2017-1, Class A (c)	3.670%	09/20/52	321,614	300,124
Renew Financial, LLC, Series 2017-1, Class B (c)	5.750%	09/20/52	35,793	34,529
Renew Financial, LLC, Series 2017-2, Class A (c)	3.220%	09/22/53	35,788	33,619
SPS Servicer Advance Receivables, Series 2020-T1, Class DT1 (c)	2.370%	11/15/52	132,667	131,252
SPS Servicer Advance Receivables, Series 2020-T2, Class D (c)	3.160%	11/15/55	494,000	422,266

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 39

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 58.5% continued
ABS-Other — 3.3% continued
Sunnova Solar Issuer, LLC, Series 2020-2A, Class A (c)	2.730%	11/01/55	$1,061,773	$909,996
TES, LLC, Series 2017-1, Class A (c)	4.330%	10/20/47	281,572	263,753
Westgate Resorts, Series 2020-1A, Class C (c)	6.213%	03/20/34	750,461	751,129
				17,284,126
Agency CMBS — 1.6%
FARM Mortgage Trust, Series 2021-1, Class A (c)	2.180%	01/25/51	5,707,747	5,136,921
FNMA, Pool #FN BM6011	3.353%	11/01/26	816,139	813,921
FNMA, Series 2019-M21, Class 1A1	1.950%	04/25/28	135,791	134,148
FNMA, Pool #FN AN3598	2.550%	12/01/28	268,015	254,746
FNMA, Pool #FN BL4548	2.430%	10/01/29	189,358	177,373
FNMA, Pool #FN 464107	4.820%	12/01/29	112,870	118,665
FNMA, Pool #FN AM9491	3.550%	08/01/30	168,856	166,656
FNMA, Pool #FN AN6149	3.140%	07/01/32	750,000	720,282
FNMA, Pool #FN AN7612	3.280%	12/01/32	250,000	241,543
FNMA, Pool #FN 469130	4.870%	10/01/41	125,115	129,887
FNMA, Pool #FN AM5015	4.940%	12/01/43	745,757	771,103
				8,665,245
Agency MBS CMO — 19.5%
FHLMC, Pool #S2-0432 (1* 1MO LIBOR + 30) (a)	1.624%	05/15/28	52,646	52,412
FHLMC, Series 4847, Class CV	3.500%	02/15/30	397,586	395,275
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	128,495	134,707
FHLMC, Series 4265, Class FD (1* 1MO LIBOR + 40) (a)	1.724%	01/15/35	239,344	238,842

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 19.5% continued
FHLMC, Series 2006-71, Class ZH	6.000%	07/25/36	$279,460	$302,743
FHLMC, Series 4613, Class AF (1* 1MO LIBOR + 110) (a)	2.424%	11/15/37	78,361	77,983
FHLMC, Series 3605, Class PB	4.500%	11/15/39	63,973	65,247
FHLMC, Series 3617, Class PC	4.500%	12/15/39	79,344	80,982
FHLMC, Series 3740, Class FC (1* 1MO LIBOR + 50) (a)	1.824%	10/15/40	76,573	76,638
FHLMC, Series 3759, Class ME	4.000%	11/15/40	559,272	555,843
FHLMC, Series 3811, Class TA	5.000%	02/15/41	262,142	273,239
FHLMC, Series 3895, Class BF (1* 1MO LIBOR + 50) (a)	1.824%	07/15/41	78,312	78,418
FHLMC, Series 3959, Class PZ	4.500%	11/15/41	3,565,712	3,686,241
FHLMC, Series 4074, Class JY	2.500%	07/15/42	475,000	427,327
FHLMC, Series 4116, Class YC	2.500%	10/15/42	1,208,000	979,936
FHLMC, Series 5149, Class CA	2.000%	01/15/43	1,049,335	801,656
FHLMC, Series 4165, Class ZT	3.000%	02/15/43	142,801	127,483
FHLMC, Series 4183, Class NQ	3.000%	03/15/43	3,085,738	2,861,068
FHLMC, Series 4210, Class Z	3.000%	05/15/43	323,995	284,881
FHLMC, Series 4447, Class YZ	4.000%	08/15/43	1,310,786	1,325,125
FHLMC, Series 4333, Class GL	3.500%	04/15/44	250,000	236,172
FHLMC, Series 4408, Class BC	3.000%	11/15/44	1,020,410	908,696
FHLMC, Series 4673, Class PH	3.500%	01/15/45	281,451	280,684
FHLMC, Series 4473, Class Z	3.000%	05/15/45	395,660	338,456
FHLMC, Series 4531, Class PZ	3.500%	11/15/45	1,377,020	1,314,468
FHLMC, Series 4623, Class BZ	3.500%	10/15/46	4,032,350	3,912,943
FHLMC, Series 4738, Class TW	3.000%	11/15/46	1,385,000	1,321,666

40 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 58.5% continued
Agency MBS CMO — 19.5% continued
FHLMC, Series 4857, Class H	4.000%	11/15/46	$315,127	$317,492
FHLMC, Series 5099, Class CM	2.000%	07/25/47	3,750,000	2,732,274
FHLMC, Series 4736, Class CL	3.000%	12/15/47	441,240	402,550
FHLMC, Series 4753, Class EZ	3.500%	12/15/47	2,052,544	1,994,572
FHLMC, Series 4745, Class CZ	3.500%	01/15/48	2,691,719	2,600,695
FHLMC, Series 4801, Class ZN	4.000%	05/15/48	974,226	976,301
FHLMC, Series 4941, Class NW	2.500%	05/25/49	758,520	590,572
FHLMC, Series 4911, Class JM	3.500%	09/25/49	1,000,000	905,870
FHLMC, Series 5057, Class DN	2.000%	03/25/50	1,000,000	847,447
FHLMC, Series 5011, Class DB	2.000%	09/25/50	262,000	171,379
FHLMC, Series 5028, Class PW	1.500%	10/25/50	684,000	459,399
FHLMC, Series 5223, Class MZ	4.500%	12/25/50	3,237,143	3,272,251
FHLMC, Series 5146, Class ZW	2.000%	07/25/51	1,600,431	951,230
FHLMC, Series 5202, Class DZ	3.000%	07/25/51	2,516,446	1,879,675
FHLMC, Series 5159, Class PL	1.250%	11/25/51	1,808,705	1,558,216
FHLMC, Series 5162, Class AP	2.000%	11/25/51	2,928,632	2,566,193
FHLMC, Series 5173, Class BZ	2.500%	12/25/51	1,014,675	700,056
FHLMC, Series 4377, Class KZ	3.500%	02/15/52	819,793	780,811
FHLMC, Series 5189, Class ZP	3.000%	02/25/52	9,193,211	7,484,576
FNMA, Series 2010-155, Class JH	4.000%	12/25/28	120,000	120,468
FNMA, Series 2013-35, Class YT	6.500%	09/25/32	167,475	180,770
FNMA, Series 2012-129, Class HT	2.000%	12/25/32	61,395	56,168
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	51,956	54,676
FNMA, Series 2004-56, Class Z	7.500%	03/25/34	106,589	119,680

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 19.5% continued
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	$244,941	$267,125
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	136,599	141,785
FNMA, Series 2005-62, Class ZL	5.500%	07/25/35	242,861	254,600
FNMA, Series 2006-56, Class DC (1* 1MO LIBOR + 65) (a)	2.274%	07/25/36	456,166	460,051
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	80,435	84,089
FNMA, Series 2007-95, Class A3	0.918%	08/27/36	1,600,000	1,398,367
FNMA, Series 2006-108, Class FD (1* 1MO LIBOR + 38) (a)	2.004%	11/25/36	113,821	113,264
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	103,354	106,338
FNMA, Series 2008-60, Class JC	5.000%	07/25/38	174,462	181,091
FNMA, Series 2009-103, Class MB	2.556%	12/25/39	35,947	37,419
FNMA, Series 2010-2, Class LC	5.000%	02/25/40	187,160	196,486
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	532,279	561,088
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	326,202
FNMA, Series 2011-62, Class UA	4.500%	07/25/41	647,913	630,007
FNMA, Series 2012-9, Class FC (1* 1MO LIBOR + 40) (a)	2.024%	02/25/42	112,687	112,188
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	365,363	359,881
FNMA, Series 2012-52, Class PQ	3.500%	05/25/42	1,534,221	1,447,599

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 41

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 58.5% continued
Agency MBS CMO — 19.5% continued
FNMA, Series 2012-79, Class QB	2.000%	07/25/42	$137,005	$126,458
FNMA, Series 2003-W2, Class 1-1A	6.500%	07/25/42	679,834	722,010
FNMA, Series 411, Class A3	3.000%	08/25/42	95,494	90,291
FNMA, Series 2012-99, Class UY	2.500%	09/25/42	329,000	282,958
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	352,000	339,343
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	350,000	330,099
FNMA, Series 2013-13, Class WH	3.500%	03/25/43	1,000,000	891,826
FNMA, Series 2013-31, Class NT	3.000%	04/25/43	38,050	37,203
FNMA, Series 2003-W10, Class 3A-5	4.299%	06/25/43	562,372	557,318
FNMA, Series 2013-84, Class B	4.000%	08/25/43	1,000,000	985,941
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	250,000	265,661
FNMA, Series 2013-115, Class PB	4.500%	11/25/43	300,000	301,019
FNMA, Series 2015-11, Class MZ	4.000%	12/25/43	4,877,118	4,871,504
FNMA, Series 2014-2, Class PB	4.000%	02/25/44	575,732	547,027
FNMA, Series 2017-16, Class UW	3.000%	07/25/45	2,044,494	1,920,517
FNMA, Series 2016-68, Class AL	3.000%	10/25/46	850,000	807,414
FNMA, Series 2016-80, Class CZ	3.000%	11/25/46	598,452	435,976
FNMA, Series 2017-77, Class HZ	3.500%	10/25/47	1,065,324	1,036,190

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 19.5% continued
FNMA, Series 2018-08, Class DZ	3.500%	02/25/48	$754,703	$713,957
FNMA, Series 2018-31, Class KQ	3.500%	05/25/48	838,619	785,351
FNMA, Series 2018-66, Class PZ	4.000%	09/25/48	558,650	513,630
FNMA, Series 2019-01, Class MH	3.000%	02/25/49	237,330	225,322
FNMA, Series 2019-8, Class ZD	3.500%	03/25/49	561,777	550,967
FNMA, Series 2019-038, Class MT	3.000%	07/25/49	1,035,570	989,622
FNMA, Series 2019-40, Class PL	4.000%	07/25/49	318,000	289,378
FNMA, Series 2019-60, Class WZ	2.750%	10/25/49	564,829	462,770
FNMA, Series 2019-83, Class EB	2.000%	01/25/50	171,000	118,430
FNMA, Series 2020-15, Class KY	3.000%	03/25/50	2,077,414	1,777,038
FNMA, Series 2020-22, Class AY	2.000%	04/25/50	1,254,000	849,891
FNMA, Series 2021-73, Class ZD	2.000%	11/25/51	1,401,347	821,198
GNMA, Series 2015-161, Class AV	3.000%	01/20/29	345,114	340,958
GNMA, Series 2018-091, Class VL	3.500%	10/20/29	1,426,506	1,407,509
GNMA, Series 2018-139, Class DV	3.500%	01/20/30	429,317	425,131
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	419,957	447,030
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	202,951	211,969
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	436,000	433,920

42 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 58.5% continued
Agency MBS CMO — 19.5% continued
GNMA, Series 2006-17, Class JN	6.000%	04/20/36	$167,398	$177,829
GNMA, Series 2008-51, Class PH	5.250%	06/20/38	100,076	103,353
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	60,983	62,685
GNMA, Series 2014-79, Class HU	3.000%	02/16/40	430,518	393,020
GNMA, Series 2010-105, Class ZC	4.500%	08/16/40	510,447	529,040
GNMA, Series 2013-22, Class GA	2.500%	10/20/41	462	483
GNMA, Series 2012-74, Class LY	2.500%	06/20/42	318,000	274,969
GNMA, Series 2012-134, Class KM	2.000%	09/20/42	342,000	290,279
GNMA, Series 2012-113, Class NZ	4.500%	09/20/42	282,008	262,274
GNMA, Series 2013-6, Class PE	2.000%	01/20/43	100,000	84,696
GNMA, Series 2013-5, Class GY	3.000%	01/20/43	532,000	489,628
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	57,983	49,103
GNMA, Series 2016-37, Class YA	3.000%	12/20/45	1,052,858	988,244
GNMA, Series 2016-38, Class ZP	3.500%	03/20/46	74,647	66,358
GNMA, Series 2016-74, Class PL	3.000%	05/20/46	1,127,699	1,078,944
GNMA, Series 2016-120, Class YZ	3.000%	09/20/46	1,000,000	936,959
GNMA, Series 2017-080, Class BZ	3.500%	05/20/47	418,046	381,381

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 19.5% continued
GNMA, Series 2017-120, Class JZ	4.000%	08/20/47	$635,598	$591,377
GNMA, Series 2018-006, Class JY	2.750%	01/20/48	284,000	230,709
GNMA, Series 2018-14, Class MZ	3.000%	01/20/48	393,814	339,362
GNMA, Series 2018-097, Class GY	4.000%	07/20/48	1,162,000	1,167,088
GNMA, Series 2018-105, Class ZK	4.000%	08/20/48	466,167	441,199
GNMA, Series 2018-120, Class PY	3.500%	09/20/48	689,379	666,126
GNMA, Series 2018-154, Class ZU	4.000%	11/20/48	497,305	472,106
GNMA, Series 2018-166, Class Z	4.000%	12/20/48	475,708	451,758
GNMA, Series 2019-20, Class JK	3.500%	02/20/49	173,999	172,914
GNMA, Series 2019-031, Class AZ	5.000%	03/20/49	256,634	264,023
GNMA, Series 2019-052, Class HL	4.000%	04/20/49	490,565	462,299
GNMA, Series 2019-99, Class EW	3.000%	08/20/49	540,446	484,637
GNMA, Series 2019-99, Class GP	3.500%	08/20/49	517,000	481,241
GNMA, Series 2020-093, Class AZ	3.000%	04/20/50	824,985	691,843
GNMA, Series 2020-097, Class ML	2.500%	07/20/50	1,975,000	1,529,617
GNMA, Series 2020-133, Class ZM	1.000%	09/20/50	489,437	212,351
GNMA, Series 2020-165, Class BP	1.000%	11/20/50	644,816	585,822
GNMA, Series 2021-121, Class JW	1.500%	07/20/51	1,708,699	1,060,889

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 43

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 58.5% continued
Agency MBS CMO — 19.5% continued
GNMA, Series 2021-149, Class ZB	3.000%	08/20/51	$291,808	$270,024
GNMA, Series 2017-H18, Class EB (a)	4.678%	06/20/63	216,629	217,902
GNMA, Series 2014-H14, Class FA (1* 1MO LIBOR + 50) (a)	0.938%	07/20/64	276,468	273,737
GNMA, Series 2014-H15, Class FA (1* 1MO LIBOR + 50) (a)	1.303%	07/20/64	73,262	72,480
GNMA, Series 2016-H11, Class FD (1* 12MO LIBOR + 40) (a)	2.572%	05/20/66	191,551	188,541
GNMA, Series 2017-H16, Class DB (a)	4.344%	08/20/67	51,634	51,849
				103,001,997
Agency MBS CMO Derivatives — 1.8%
FHLMC, Series 3919, Class QS (IO) (-1* 1MO LIBOR + 670) (a)	5.376%	08/15/30	1,445,404	126,200
FHLMC, Series 4214, Class CI (IO)	3.000%	06/15/31	459,097	15,689
FHLMC, Series 4114, Class IM (IO)	3.500%	07/15/31	611,537	18,896
FHLMC, Series 4169, Class SA (IO) (-1.2* 1MO LIBOR + 546) (a)	4.500%	02/15/33	483,439	414,382
FHLMC, Series 226, Class PO (PO)	0.000%	02/01/34	123,866	108,019
FHLMC, Series 3107, Class DC (IO) (-1* 1MO LIBOR + 670) (a)	5.376%	06/15/35	1,020,662	19,735
FHLMC, Series 3102, Class TA (IO) (-7.5* 1MO LIBOR + 5250) (a)	7.500%	01/15/36	205,381	209,569
FHLMC, Series 3607, Class AO (PO)	0.000%	04/15/36	80,054	67,675

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives — 1.8% continued
FHLMC, Series 237, Class S14 (IO) (-1* 1MO LIBOR + 660) (a)(d)	5.276%	05/15/36	$315,858	$53,935
FHLMC, Series 3199, Class OC (PO)	0.000%	08/15/36	126,014	109,861
FHLMC, Series 379, Class I (PO)	0.000%	05/25/37	42,783	36,628
FHLMC, Series 3607, Class OP (PO)	0.000%	07/15/37	298,559	248,552
FHLMC, Series 4006, Class IA (IO)	4.500%	09/15/41	409,298	41,576
FHLMC, Series 4422, Class DO (PO)	0.000%	10/15/41	935,851	709,249
FHLMC, Series 4116, Class LI (IO)	4.500%	02/15/42	1,208,427	146,016
FHLMC, Series 4074, Class SJ (IO) (-1* 1MO LIBOR + 662) (a)	5.296%	07/15/42	769,161	151,914
FHLMC, Class (PO), Pool #S0-6050	0.000%	08/15/42	166,342	132,875
FHLMC, Class (PO), Pool #S0-6829	0.000%	09/15/43	297,171	245,351
FNMA, Series 2012-128, Class EI (IO)	3.500%	11/25/27	301,045	17,759
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	174,231	11,854
FNMA, Series 2004-91, Class SP (IO) (-2.4* 1MO LIBOR + 1680) (a)	12.903%	11/25/31	172,285	194,152
FNMA, Series 2004-61, Class GO (PO)	0.000%	11/25/32	401,089	354,935
FNMA, Series 2013-89, Class DI (IO)	4.000%	08/25/33	1,332,393	135,366
FNMA, Series 348, Class II (IO)	6.000%	01/25/34	73,281	14,215
FNMA, Series 2015-82, Class AI (IO)	3.500%	06/25/34	812,767	78,551

44 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 58.5% continued
Agency MBS CMO Derivatives — 1.8% continued
FNMA, Series 2016-28, Class DI (IO)	3.500%	03/25/35	$697,827	$75,060
FNMA, Series 384, Class 11 (IO)	5.000%	03/25/35	592,149	95,136
FNMA, Series 2005-52, Class JH (IO) (-1* 1MO LIBOR + 660) (a)	4.976%	05/25/35	333,537	30,774
FNMA, Series 378, Class (IO) (a)	5.000%	06/01/35	640,459	105,841
FNMA, Series 2016-24, Class KI (IO)	3.500%	07/25/35	405,295	44,616
FNMA, Series 368, Class (IO)	5.000%	02/01/36	482,927	66,955
FNMA, Series 2006-96, Class MO (PO)	0.000%	10/25/36	35,508	31,793
FNMA, Series 398, Class C5 (IO)	5.000%	05/25/39	677,628	134,787
FNMA, Series 2010-44, Class CS (IO) (-1* 1MO LIBOR + 655) (a)	4.926%	05/25/40	42,705	5,728
FNMA, Series 2012-63, Class NI (IO)	4.000%	06/25/40	659,862	21,605
FNMA, Series 409, Class C1 (IO)	4.000%	04/01/42	1,016,518	185,746
FNMA, Series 2012-99, Class QS (IO) (-1* 1MO LIBOR + 660) (a)	4.976%	09/25/42	2,006,444	265,488
FNMA, Series 2012-128, Class SH (IO) (-1* 1MO LIBOR + 400) (a)	2.376%	11/25/42	325,429	256,667
FNMA, Series 2016-32, Class GO (PO)	0.000%	01/25/43	11,453	7,313
FNMA, Series 2016-30, Class IN (IO)	3.500%	02/25/43	1,286,229	75,288
FNMA, Series 2003-W10, Class 3IO (IO) (a)	0.212%	06/25/43	9,906,345	94,092

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives — 1.8% continued
FNMA, Series 2013-82, Class SB (IO) (-2.67* 1MO LIBOR + 1173) (a)	9.600%	08/25/43	$350,236	$292,977
FNMA, Series 2013-101, Class DO (PO)	0.000%	10/25/43	107,850	88,829
FNMA, Series 2014-42, Class SN (IO) (-1* 1MO LIBOR + 605) (a)	4.426%	07/25/44	417,700	59,273
FNMA, Series 2019-31, Class CI (IO)	4.000%	02/25/47	1,077,608	83,410
FNMA, Series 2018-11B, Class QI (IO)	4.000%	01/25/48	2,476,874	393,859
FNMA, Series 2018-01, Class AI (IO)	5.000%	02/25/48	1,800,702	338,790
FNMA, Series 2018-24, Class IO (IO)	4.500%	04/25/48	2,053,896	341,409
GNMA, Series 2010-47, Class PX (IO) (-1* 1MO LIBOR + 670) (a)	5.105%	06/20/37	624,799	68,411
GNMA, Series 2012-146, Class AI (IO)	3.000%	10/20/37	1,138,882	39,628
GNMA, Series 2011-139, Class LS (IO)	4.200%	03/16/38	1,704,118	238,810
GNMA, Series 2008-38, Class ID (IO)	6.000%	03/20/38	146,496	8,779
GNMA, Series 2013-124, Class ES (IO) (-1.33* 1MO LIBOR + 867) (a)	6.540%	04/20/39	3,595	3,592
GNMA, Series 2013-147, Class SD (IO) (-1* 1MO LIBOR + 665) (a)	5.055%	12/20/39	1,465,211	191,059
GNMA, Series 2011-21, Class SA (IO) (-1* 1MO LIBOR + 600) (a)	4.491%	02/16/41	1,676,176	224,250

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 45

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 58.5% continued
Agency MBS CMO Derivatives — 1.8% continued
GNMA, Series 2011-145, Class QI (IO)	5.000%	11/16/41	$191,088	$28,305
GNMA, Series 2013-113, Class QS (IO) (-1* 1MO LIBOR + 620) (a)	5.273%	02/20/42	255,959	20,776
GNMA, Series 2013-82, Class NS (IO)	2.405%	05/20/43	1,307,027	907,375
GNMA, Series 2014-141, Class IE (IO)	4.000%	08/20/43	38,427	228
GNMA, Series 2017-004, Class WI (IO)	4.000%	02/20/44	955,420	79,146
GNMA, Series 2016-32, Class MS (IO) (-1* 1MO LIBOR + 605) (a)	4.455%	03/20/46	1,566,784	188,375
GNMA, Series 2019-98, Class BI (IO)	3.000%	06/20/49	847,484	246,475
GNMA, Series 2019-120, Class DI (IO)	3.500%	08/20/49	1,777,645	285,740
GNMA, Series 2021-146, Class XI (IO)	3.500%	08/20/51	2,706,051	432,154
GNMA, Series 2012-H02, Class AI (IO) (a)	1.990%	01/20/62	38,110	1,881
GNMA, Series 2013-H13, Class T1 (IO) (a)	0.464%	05/20/63	1,542,744	10,404
GNMA, Series 2016-H20, Class GI (IO) (a)	1.241%	08/20/66	1,203,992	8,588
GNMA, Series 2017-H11, Class PI (IO) (a)	3.560%	04/20/67	13,109	83
GNMA, Series 2017-H22, Class ID (IO) (a)	4.227%	11/20/67	14,310	472
GNMA, Series 2018-H08, Class NI (IO) (a)	1.744%	05/20/68	886,746	14,511
				9,757,432

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough — 1.1%
FHLMC, Pool #FG G14973	4.000%	12/01/28	$110,106	$112,346
FHLMC, Pool #FG U59010	4.000%	11/01/34	316,398	315,807
FHLMC, Pool #FG G61909	4.500%	12/01/37	424,804	436,772
FHLMC, Pool #FG G06085	6.500%	09/01/38	52,023	56,374
FNMA, Pool #FN 252409	6.500%	03/01/29	61,256	63,743
FNMA, Pool #FN AL5850	3.500%	10/01/29	252,230	253,266
FNMA, Pool #FN AS7287	3.500%	06/01/31	425,480	427,649
FNMA, Pool #FN AL3200	3.500%	02/01/33	291,417	288,579
FNMA, Pool #FN AT7120	3.500%	06/01/33	384,462	380,643
FNMA, Pool #FN AL5166	3.000%	11/01/33	275,658	263,813
FNMA, Pool #FN AL6685	4.000%	01/01/35	461,749	460,466
FNMA, Pool #FN MA2198	3.500%	03/01/35	294,001	294,007
FNMA, Pool #FN MA3050	4.500%	06/01/37	479,590	485,814
FNMA, Pool #FN AS4073	4.000%	12/01/44	195,407	196,794
FNMA, Pool #FN MA2778	3.500%	10/01/46	98,106	94,018
GNMA, Pool #MA5738M	4.000%	02/20/34	215,902	219,248
GNMA, Pool #GN 784279	5.500%	11/15/38	345,360	376,467
GNMA, Pool #711522X	4.500%	07/15/40	269,815	282,096
GNMA, Pool #GN 78541	4.500%	06/15/46	124,751	130,157
GNMA, Pool #G2 784792	4.500%	08/20/49	734,180	733,024
				5,871,083
ARM — 0.0% (e)
Structured Asset Securities Corp., Series 2003-37A, Class 2-A (a)	2.237%	12/25/33	9,361	9,089

Auto Loan — 1.8%
ACC Auto Trust, Series 2021-A, Class A (c)	1.080%	04/15/27	359,029	353,019

46 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 58.5% continued
Auto Loan — 1.8% continued
ACC Trust, Series 2021-1, Class B (c)	1.430%	07/22/24	$1,000,000	$991,598
CarNow Auto Receivables Trust, Series 2021-1A, Class C (c)	2.160%	02/17/26	750,000	726,051
CIG Auto Receivables Trust, Series 2020-1, Class D (c)	2.350%	01/12/26	300,000	292,260
CIG Auto Receivables Trust, Series 2020-1, Class C (c)	1.750%	02/12/26	460,000	453,091
Credit Acceptance Auto Loan Trust, Series 2019-3, Class C (c)	3.060%	03/15/29	400,000	394,091
Credito RL USA, Series 2021-1, Class A (c)	1.350%	02/16/27	541,381	527,693
FHF Trust, Series 2020-1, Class A (c)	2.590%	12/15/23	56,747	56,703
FHF Trust, Series 2021-1, Class A (c)	1.270%	03/15/27	533,060	512,081
First Help Financial, LLC, Series 2021-2A, Class A (c)	0.830%	12/15/26	786,008	753,414
First Help Financial, LLC, Series 2021-2A, Class B (c)	1.630%	09/15/27	1,090,000	998,892
OneMain Direct Auto Receivables, Series 2019-1, Class D (c)	4.680%	04/14/31	675,000	663,236
Santander Consumer Auto Receivables, Series 2020-B, Class D (c)	2.140%	12/15/26	400,000	382,410
Tesla Auto Lease Trust, Series 2021-B, Class D (c)	1.320%	09/22/25	1,400,000	1,289,954

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 1.8% continued
Veros Auto Receivables Trust, Series 2021-1, Class B (c)	1.490%	10/15/26	$1,000,000	$951,270
				9,345,763
CRE/CLO — 5.1%
A10 Securitization, Series 2021-D, Class D (c)(d)	4.409%	10/01/38	1,241,661	1,135,533
A10 Securitization, Series 2021-D, Class E (c)(d)	4.937%	10/01/38	1,266,495	1,137,982
A10 Securitization, Series 2020-C, Class A (c)(d)	2.033%	08/15/40	122,633	120,888
A10 Securitization, Series 2020-C, Class B (c)(d)	2.617%	08/15/40	300,000	284,774
A10 Securitization, Series 2020-C, Class D (c)(d)	4.129%	08/15/40	250,000	234,836
A10 Securitization, Series 2020-C, Class E (c)(d)	5.465%	08/15/40	250,000	232,334
Acre Mortgage Trust, Series 2021-FL4, Class D (1* 1MO LIBOR + 260) (a)(c)	3.536%	12/15/37	1,000,000	971,475
Acre Mortgage Trust, Series 2021-FL4, Class E (1* 1MO LIBOR + 310) (a)(c)	4.036%	12/15/37	675,000	644,755
Arbor Realty Collateralized Loan, Series 2022-FL1, Class D (a)(c)	3.779%	01/15/37	1,250,000	1,178,125
AREIT CRE Trust, Series 2022-CRE6, Class A (1* SOFR30A + 125) (a)(c)	1.715%	01/16/37	1,750,000	1,677,812
AREIT CRE Trust, Series 2021-CRE5, Class A (1* 1MO LIBOR + 108) (a)(c)	1.955%	11/17/38	945,136	911,916

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 47

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 58.5% continued
CRE/CLO — 5.1% continued
AREIT CRE Trust, Series 2022-CRE7, Class C (1* SOFR + 384) (a)(c)	4.843%	06/17/39	$900,000	$893,909
BDS Ltd., Series 2021-FL8, Class D (c)	2.836%	01/18/36	1,000,000	925,454
BXMT Ltd., Series 2020-FL2, Class D (1* 1MO LIBOR + 195) (a)(c)	2.480%	02/16/37	825,000	770,771
BXMT Ltd., Series 2021-FL4, Class D (1* 1MO LIBOR + 225) (a)(c)	3.125%	05/17/38	750,000	721,570
LoanCore Issuer Ltd., Series 2019-CRE3, Class D (c)	3.375%	05/15/36	1,170,000	1,146,951
MF1 Multifamily Housing Mortgage Trust, Series 2020-FL4, Class AS (c)	3.548%	12/17/35	750,000	735,217
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class A (c)	1.760%	07/15/36	958,296	923,872
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class AS (a)(c)	2.648%	07/15/36	777,000	755,849
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL7, Class AS (c)	2.386%	10/16/36	2,100,000	1,987,274
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL8, Class B (c)	2.742%	02/19/37	1,500,000	1,418,415
PFP Ltd., Series 2021-8, Class A (c)	1.875%	08/16/37	1,750,000	1,667,528
PFP Ltd., Series 2021-7, Class B (c)	2.275%	04/14/38	699,965	656,935

	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO — 5.1% continued
PFP Ltd., Series 2021-7, Class D (1* 1MO LIBOR + 240) (a)(c)	3.275%	04/14/38	$749,963	$719,470
PFP Ltd., Series 2021-7, Class A (c)	2.174%	04/16/38	512,845	495,157
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class C (c)	2.000%	07/25/36	500,000	464,240
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class B (c)	2.500%	07/25/36	1,000,000	915,248
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class A (c)	4.524%	07/25/36	1,000,000	924,664
Rialto Real Estate Fund LP, Series 2022-FL8, Class B (c)	3.550%	01/19/27	1,750,000	1,715,366
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class A (c)	1.955%	09/15/36	320,448	312,312
				26,680,632
Credit Cards — 1.9%
Brex Commercial Charge Card Master Trust, Series 2022-1, Class A (c)	4.630%	07/15/25	700,000	686,718
Continental Credit Card, LLC, Series 2019-1, Class A (c)	3.830%	08/15/26	672,744	666,979
Continental Credit Card, LLC, Series 2019-1, Class B (c)	4.950%	08/15/26	300,000	294,903
Continental Credit Card, LLC, Series 2020-A, Class A (c)	2.240%	12/15/28	1,350,000	1,273,466
Continental Credit Card, LLC, Series 2020-A, Class B (c)	3.660%	12/15/28	1,200,000	1,129,367

48 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 58.5% continued
Credit Cards — 1.9% continued
Continental Credit Card, LLC, Series 2021-A, Class B (c)	3.490%	12/17/29	$500,000	$465,518
Continental Credit Card, LLC, Series 2021-A, Class C (c)	4.020%	12/17/29	500,000	463,922
Genesis Private Label Amortization Trust, Series 2020-1, Class D (c)	6.630%	07/20/26	750,000	751,035
Genesis Private Label Amortization Trust, Series 2020-1, Class C (c)	4.190%	07/20/30	91,371	91,502
Genesis Sales Finance Master Trust, Series 2020-AA, Class B (c)	2.240%	09/22/25	535,000	517,487
Genesis Sales Finance Master Trust, Series 2020-AA, Class C (c)	2.990%	09/22/25	300,000	273,485
Genesis Sales Finance Master Trust, Series 2021-AA, Class D (c)	2.090%	12/21/26	750,000	686,453
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class B (c)	2.330%	03/20/26	1,100,000	1,042,780
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A (c)	1.540%	03/23/26	730,000	694,560
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class B (c)	3.200%	09/21/26	880,000	782,471
				9,820,646

	Coupon	Maturity	Shares / Par Value	Fair Value
Equipment — 0.4%
Business Jet Securities, LLC, Series 2020-1, Class B (c)	3.967%	11/15/35	$221,803	$200,606
Business Jet Securities, LLC, Series 2021-1A, Class B (c)	2.918%	04/15/36	318,097	284,199
CLI Funding VI, LLC, Series 2020-1, Class B (c)	3.620%	09/18/45	530,238	489,073
Octane Receivables Trust, Series 2021-1A, Class C (c)	2.230%	11/20/28	550,000	502,142
Stellar Jay Ireland DAC, Series 2021-1, Class B (c)(d)	5.926%	03/15/28	946,940	835,100
				2,311,120
HECM — 3.3%
Boston Lending Trust, Series 2022-1, Class M2 (c)(d)	2.750%	02/25/62	505,445	393,832
Brean ABS Trust, Series 2021-RM2, Class A (c)	1.750%	10/25/61	1,516,979	1,357,683
Brean ABS Trust, Series 2022-RM3, Class A (c)	1.750%	02/25/62	1,598,538	1,415,558
Brean ABS Trust, Series 2022-RM4, Class AZ (c)	3.000%	07/25/62	2,100,000	1,729,055
Cascade Funding Mortgage Trust, Series 2022-HB8, Class A (c)	3.750%	04/25/25	3,215,412	2,994,226
Finance of America HECM, Series 2022-HB1, Class M3 (a)(c)	5.084%	11/25/25	1,650,000	1,582,869
Finance of America HECM, Series 2020-HB2, Class A (a)(c)	1.710%	07/25/30	199,673	196,075
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (c)	3.690%	11/25/31	550,000	502,251

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 49

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 58.5% continued
HECM — 3.3% continued
RMF Buyout Issuance Trust, Series 2020-HB1, Class AI (a)(c)	1.719%	10/25/50	$2,073,540	$1,963,933
RMF Proprietary Issuance Trust, Series 2021-2, Class A (c)	2.125%	09/25/61	1,572,992	1,396,798
RMF Proprietary Issuance Trust, Series 2022-1, Class A (c)	3.000%	01/25/62	1,595,525	1,469,616
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (a)(c)	3.750%	06/25/62	1,100,000	700,196
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (a)(c)(d)	3.000%	01/25/62	1,000,000	841,118
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (c)(d)	3.000%	01/25/62	1,000,000	781,563
				17,324,773
Hospitality — 1.0%
BHMS Mortgage Trust, Series 2018-ATLS, Class A (1* 1MO LIBOR + 125) (a)(c)	2.574%	07/16/35	610,000	586,466
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B (a)(c)	3.544%	03/09/44	1,300,000	1,141,414
BX Trust, Series 2018-GW, Class E (1* 1MO LIBOR + 197) (a)(c)	2.845%	05/15/37	1,200,000	1,127,603
BX Trust, Series 2019-OC11, Class A (c)	3.202%	12/11/41	1,177,000	1,051,605
Extended Stay America Trust, Series 2021-ESH, Class E (1* 1MO LIBOR + 285) (a)(c)	3.725%	07/15/38	993,883	949,899

	Coupon	Maturity	Shares / Par Value	Fair Value
Hospitality — 1.0% continued
Motel 6 Trust, Series 2021-MTL6, Class E (c)	3.575%	09/15/38	$688,363	$654,664
				5,511,651
Industrial — 1.3%
BX Trust, Series 2021-VOLT, Class D (1* 1MO LIBOR + 165) (a)(c)	2.525%	09/15/36	1,500,000	1,402,471
BX Trust, Series 2021-VOLT, Class E (1* 1MO LIBOR + 200) (a)(c)	2.875%	09/15/36	1,255,000	1,169,087
BX Trust, Series 2021-VINO, Class C (1* 1MO LIBOR + 110) (a)(c)	1.977%	05/15/38	1,470,000	1,381,399
BX Trust, Series 2021-VINO, Class A (1* 1MO LIBOR + 65) (a)(c)	1.527%	05/17/38	800,000	761,824
Cold Storage Trust, Series 2020-ICE5, Class E (1* 1MO LIBOR + 277) (a)(c)	3.640%	11/16/37	491,495	475,731
Credit Suisse First Boston, Series 2020-UNFI, Class A (c)	4.168%	12/06/22	1,400,000	1,382,552
SMR Mortgage Trust, Series 2022-IND, Class D (c)	4.732%	02/25/39	482,295	458,901
				7,031,965
Manufactured Housing — 0.0% (e)
Cascade Funding Mortgage Trust, Series 2019-MH1, Class M (a)(c)	5.985%	11/25/44	100,000	93,781

Mixed-Use — 0.1%
20 Times Square Trust, Series 2018-20TS, Class B (a)(c)	3.100%	05/17/35	300,000	290,713

50 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 58.5% continued
Multifamily — 2.2%
Freedom Mortgage Trust, Series 2016-KF17, Class B (c)	6.960%	03/25/23	$238,667	$238,110
Freedom Mortgage Trust, Series 2017-KF39, Class B (1* 1MO LIBOR + 250) (a)(c)	3.620%	11/25/24	330,814	328,937
Freedom Mortgage Trust, Series 2018-KF53, Class B (1* 1MO LIBOR + 205) (a)(c)	3.170%	10/27/25	636,358	631,019
FREMF Mortgage Trust, Series 2018-KF42, Class B (1* 1MO LIBOR + 220) (a)(c)	3.320%	12/25/24	603,756	585,631
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* 1MO LIBOR + 215) (a)(c)	3.270%	02/25/25	213,477	211,772
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* 1MO LIBOR + 215) (a)(c)	3.270%	01/25/28	297,604	287,716
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* 1MO LIBOR + 190) (a)(c)	3.020%	07/25/28	338,254	332,021
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* 1MO LIBOR + 225) (a)(c)	3.370%	01/25/29	1,333,575	1,310,344
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* 1MO LIBOR + 225) (a)(c)	3.370%	08/25/29	415,565	411,137

	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily — 2.2% continued
Multi Family Connecticut Avenue, Series 2019-01, Class M-7 (1* 1MO LIBOR + 170) (a)(c)	3.324%	10/15/49	$76,657	$75,045
Multi Family Connecticut Avenue, Series 2020-01, Class M-7 (1* 1MO LIBOR + 195) (a)(c)	3.574%	03/25/50	138,850	134,111
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M-1 (1* SOFR30A + 180) (a)(c)	2.726%	07/25/41	1,988,959	1,794,825
MultiFamily Structured Credit Risk, Series 2021-MN1, Class M-1 (1* SOFR30A + 200) (a)(c)	2.926%	01/25/51	1,444,439	1,343,594
MultiFamily Structured Credit Risk, Series 2021-MN3, Class M1 (1* SOFR30A + 230) (a)(c)	2.884%	11/25/51	2,175,575	1,993,183
MultiFamily Structured Credit Risk, Series 2022-MN4, Class M1 (1* SOFR30A + 425) (a)(c)	5.176%	05/25/52	2,000,000	1,996,061
				11,673,506
Non-Agency MBS CMO — 0.4%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3	2.476%	02/25/50	758,559	727,630
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR30A + 130) (a)(c)	2.226%	02/26/71	693,711	656,726

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 51

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 58.5% continued
Non-Agency MBS CMO — 0.4% continued
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR30A + 180) (a)(c)	2.726%	02/26/71	$523,581	$492,813
				1,877,169
Non-QM — 0.2%
Angel Oak Mortgage Trust, Series 2019-1, Class B1 (c)	5.400%	11/25/48	1,250,000	1,228,614

Residential Transition Loan — 1.9%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (c)	3.280%	03/25/25	800,000	775,962
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (c)	5.610%	03/25/25	500,000	486,045
Antler Mortgage Trust, Series 2021-RTL1, Class M (a)(c)	5.438%	05/25/25	1,750,000	1,672,470
Colony American Finance Ltd., Series 2021-RTL1, Class A2 (c)	3.104%	03/26/29	1,000,000	932,693
LHFC Depositor, LLC, Series 2020-RTL1, Class A2 (c)	3.721%	10/25/24	750,000	723,130
LHOME Mortgage Trust, Series 2021-RTL1, Class M (a)(c)	4.458%	09/25/26	1,500,000	1,369,870
LHOME Mortgage Trust, Series 2022-RTL1, Class M (c)	6.900%	02/25/27	1,250,000	1,204,282
New York Mortgage Trust, Series 2022-BPL1, Class A2 (c)	4.948%	11/25/27	1,200,000	1,149,035

	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan — 1.9% continued
Toorak Mortgage Corp., Series 2021-1, Class A-1 (c)	2.240%	06/25/24	$510,000	$477,843
Toorak Mortgage Corp., Series 2022-1, Class A2 (c)	4.948%	03/25/29	1,000,000	969,391
				9,760,721
Retail — 1.3%
Aventura Mall Trust, Series 2018-AVM, Class C (a)(c)	4.249%	07/09/40	650,000	580,180
BB-UBS Trust, Series 2012-SHOW, Class A (c)	3.430%	11/05/36	335,000	322,281
BX Trust, Series 2021-VIEW, Class B (c)	2.675%	06/15/36	1,150,000	1,096,329
BX Trust, Series 2021-VIEW, Class E (1* 1MO LIBOR + 360) (a)(c)	4.475%	06/15/36	1,000,000	925,942
BX Trust, Series 2018-EXCL, Class A (1* 1MO LIBOR + 109) (a)(c)	1.963%	09/15/37	580,441	555,743
BX Trust, Series 2018-EXCL, Class B (1* 1MO LIBOR + 133) (a)(c)	2.200%	09/15/37	175,000	165,356
BX Trust, Series 2018-EXCL, Class C (1* 1MO LIBOR + 198) (a)(c)	2.850%	09/15/37	700,000	654,382
Citigroup Commercial Mortgage, Series 2017-MDRB, Class A (1* 1MO LIBOR + 110) (a)(c)	1.975%	07/15/30	63,445	63,412

52 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 58.5% continued
Retail — 1.3% continued
Citigroup Commercial Mortgage, Series 2017-MDRB, Class D (1* 1MO LIBOR + 325) (a)(c)	4.125%	07/15/30	$150,000	$149,865
Credit Suisse First Boston, Series 2018-SITE, Class A (c)	4.284%	04/17/36	127,000	123,247
Credit Suisse First Boston, Series 2018-SITE, Class C (a)(c)	4.782%	04/17/36	535,000	506,411
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class B (1* 1MO LIBOR + 145) (a)(c)	2.325%	02/15/40	681,766	639,825
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* 1MO LIBOR + 180) (a)(c)	2.675%	02/15/40	386,334	360,648
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* 1MO LIBOR + 250) (a)(c)	3.375%	02/15/40	727,217	673,456
				6,817,077
Single Family Rental — 2.5%
American Homes 4 Rent, Series 2014-SFR2, Class E (c)	6.231%	10/17/36	300,000	305,021
American Homes 4 Rent, Series 2014-SFR2, Class D (c)	3.678%	12/17/36	322,531	319,000
American Homes 4 Rent, Series 2014-SFR3, Class E (c)	6.418%	12/18/36	300,000	306,911
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	111,840	109,520

	Coupon	Maturity	Shares / Par Value	Fair Value
Single Family Rental — 2.5% continued
Colony American Finance Ltd., Series 2020-4, Class B (c)	1.707%	12/15/52	$800,000	$711,823
Colony American Finance Ltd., Series 2020-4, Class E (c)	3.379%	12/15/52	750,000	595,230
Firstkey Homes Trust, Series 2022-SFR2, Class D (c)	4.500%	07/17/39	1,250,000	1,167,093
Home Partners of America Trust, Series 2021-2, Class D (c)	2.652%	12/17/26	981,794	871,754
Home Partners of America Trust, Series 2019-1, Class B (c)	3.157%	09/17/27	495,457	460,121
Home Partners of America Trust, Series 2019-2, Class B (c)	2.922%	10/19/39	605,847	542,193
Progress Residential Trust, Series 2021-SFR1, Class B (c)	1.303%	04/17/38	850,000	753,737
Progress Residential Trust, Series 2021-SFR1, Class E (c)	2.106%	04/17/38	1,058,000	913,853
Progress Residential Trust, Series 2022-SFR3, Class D (c)	4.450%	04/17/39	1,550,000	1,464,694
Progress Residential Trust, Series 2022-SFR5, Class D (c)	5.734%	06/17/39	800,000	803,371
Progress Residential Trust, Series 2022-SFR5, Class E1 (c)	6.618%	06/17/39	800,000	800,031
Star Trust, Series 2021-SFR1, Class E (1* 1MO LIBOR + 170) (a)(c)	3.224%	04/17/38	1,200,000	1,135,028

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 53

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 58.5% continued
Single Family Rental — 2.5% continued
Tricon Residential Trust, Series 2022-SFR2, Class D (c)	6.230%	07/17/40	$2,000,000	$1,999,919
				13,259,299
Small Business — 1.2%
Credibility Asset Securitization, Series 2021-1A, Class A (c)	2.390%	04/15/26	1,000,000	950,963
Credibility Asset Securitization, Series 2021-1A, Class C (c)	3.380%	04/15/26	1,250,000	1,141,697
FORA Financial Asset Securitization, Series 2021-1A, Class C (c)	3.850%	05/15/27	418,000	382,877
Newtek Small Business Loan Trust, Series 2018-1, Class A (1* Prime — 55) (a)(c)	4.200%	02/25/44	471,389	466,231
Newtek Small Business Loan Trust, Series 2018-1, Class B (1* Prime + 75) (a)(c)	5.500%	02/25/44	124,050	122,993
Newtek Small Business Loan Trust, Series 2019-01, Class A (1* Prime — 90) (a)(c)	3.850%	12/25/44	582,893	575,218
Newtek Small Business Loan Trust, Series 2019-01, Class B (1* Prime + 25) (a)(c)	5.000%	12/25/44	198,184	196,209
OnDeck Asset Securitization Trust, Series 2021-1A, Class A (c)	1.590%	05/17/27	1,250,000	1,137,782
OnDeck Asset Securitization Trust, Series 2021-1A, Class B (c)	2.280%	05/17/27	750,000	669,567

	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business — 1.2% continued
OnDeck Asset Securitization Trust, Series 2021-1A, Class C (c)	2.970%	05/17/27	$650,000	$579,892
Small Business Lending Trust, Series 2020-A, Class B (c)	3.200%	12/15/26	193,932	193,772
				6,417,201
Student Loan — 0.9%
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	74,524	71,739
College Ave Student Loans, Series 2018-A, Class C (c)	5.500%	12/26/47	68,520	65,760
College Ave Student Loans, Series 2019-A, Class A1 (1* 1MO LIBOR + 140) (a)(c)	3.024%	12/28/48	114,676	113,506
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	197,415	192,074
College Ave Student Loans, Series 2021-A, Class B (c)	2.320%	07/25/51	675,000	618,312
College Ave Student Loans, Series 2021-A, Class D (c)	4.120%	07/25/51	500,000	456,955
Laurel Road Prime Student Loan, Series 2018-B, Class A2 (c)	3.540%	05/26/43	16,797	16,809
Laurel Road Prime Student Loan, Series 2019-A, Class A2FX (c)	2.730%	10/25/48	73,951	73,068
Prodigy Finance, Series 2021-1A, Class A (c)	2.874%	07/25/51	450,481	442,585
SMB Private Education Loan Trust, Series 2018-C, Class B (c)	4.000%	11/17/42	200,000	192,265

54 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 58.5% continued
Student Loan — 0.9% continued
Social Professional Loan Program, Series 2017-B, Class CFX (a)(c)	4.440%	05/25/40	$150,000	$148,541
Social Professional Loan Program, Series 2017-E, Class A-2B (c)	2.720%	11/26/40	31,966	31,862
Social Professional Loan Program, Series 2017-E, Class C (c)	4.160%	11/26/40	700,000	682,656
Social Professional Loan Program, Series 2016-E, Class C (a)(c)	4.430%	10/25/41	193,699	193,895
Social Professional Loan Program, Series 2020-A, Class BFX (c)	3.120%	05/15/46	425,000	387,551
Social Professional Loan Program, Series 2018-D, Class BFX (c)	4.140%	02/25/48	500,000	473,207
Social Professional Loan Program, Series 2019-C, Class BFX (c)	3.050%	11/16/48	730,000	669,235
				4,830,020
Unsecured Consumer — 5.7%
Affirm, Inc., Series 2022-Z1, Class A (c)	4.550%	06/15/27	1,800,000	1,785,657
Avant Loans Funding Trust, Series 2021-REV1, Class C (c)	2.300%	07/15/30	1,800,000	1,643,661
Freedom Financial Trust, Series 2021-1CP, Class C (c)	2.830%	03/20/28	625,000	611,886
Freedom Financial Trust, Series 2022-3FP, Class D (c)	7.360%	08/20/29	2,000,000	1,930,906

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 5.7% continued
Lendmark Funding Trust, Series 2020-2A, Class C (c)	4.690%	04/21/31	$550,000	$521,959
Lendmark Funding Trust, Series 2021-1A, Class C (c)	3.410%	11/20/31	750,000	615,558
LL ABS Trust, Series 2019-1, Class C (c)	5.070%	03/15/27	664,791	664,754
LL ABS Trust, Series 2021-1A, Class A (c)	1.070%	05/15/29	1,177,291	1,135,290
LL ABS Trust, Series 2021-1A, Class B (c)	2.170%	05/15/29	1,500,000	1,375,840
Mariner Finance Issuance Trust, Series 2021-AA, Class D (c)	4.340%	03/20/36	1,000,000	877,432
Oportun Funding XIII, LLC, Series 2019-13, Class B (c)	3.870%	08/08/25	500,000	492,282
Oportun Funding XIV, LLC, Series 2021-A, Class C (c)	3.440%	03/08/28	1,850,000	1,741,864
Oportun Funding, LLC, Series 2022-1, Class C (c)	6.000%	06/15/29	1,000,000	974,716
Oportun Funding, LLC, Series 2021-B, Class A (c)	1.470%	05/08/31	750,000	695,542
Oportun Funding, LLC, Series 2021-B, Class C (c)	3.650%	05/08/31	650,000	609,019
Oportun Funding, LLC, Series 2021-C, Class A (c)	2.180%	10/08/31	500,000	462,502
Opportunity Funding, LLC, Series 2022-A, Class C (c)	7.400%	06/09/31	1,500,000	1,475,371
Regional Management Issuance Trust, Series 2020-1, Class A (c)	2.340%	10/15/30	550,000	522,240

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 55

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 58.5% continued
Unsecured Consumer — 5.7% continued
Regional Management Issuance Trust, Series 2021-1, Class C (c)	3.040%	03/17/31	$1,000,000	$880,344
Regional Management Issuance Trust, Series 2021-2, Class C (c)	3.230%	08/15/33	650,000	539,088
Republic Finance, Series 2020-A, Class B (c)	3.540%	11/20/30	1,185,000	1,113,311
Upgrade Master Pass-Thru Trust, Series 2019-ST1, Class A (c)	4.000%	07/15/25	37,150	36,671
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A (c)	3.750%	11/15/25	20,015	20,011
Upstart Pass-Through Trust, Series 2020-ST6, Class A (c)	3.000%	01/20/27	304,359	293,236
Upstart Pass-Through Trust, Series 2021-ST2, Class A (c)	2.500%	04/20/27	680,073	652,846
Upstart Pass-Through Trust, Series 2021-ST4, Class A (c)	2.000%	07/20/27	1,896,674	1,787,555
Upstart Pass-Through Trust, Series 2021-1A, Class C (c)	1.750%	10/20/29	524,082	490,113
Upstart Pass-Through Trust, Series 2021-ST10, Class A (c)	2.250%	01/20/30	1,687,533	1,631,552
Upstart Pass-Through Trust, Series 2022-ST1, Class A (c)	2.600%	03/20/30	891,735	853,944
Upstart Securitization Trust, Series 2021-ST1, Class A (c)	2.750%	02/20/27	497,599	480,955

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 5.7% continued
Upstart Securitization Trust, Series 2021-2, Class B (c)	1.750%	06/20/31	$1,000,000	$940,265
Upstart Securitization Trust, Series 2021-3, Class B (c)	1.660%	07/20/31	500,000	460,675
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A	4.250%	02/15/46	1,654,111	1,623,742
				29,940,787

Total Securitized
(Cost $328,674,570)				$308,804,410

Treasury — 18.1%
U.S. Treasury Notes (b)	0.375%	09/15/24	300,000	283,148
U.S. Treasury Notes	1.625%	02/15/26	5,000,000	4,752,148
U.S. Treasury Notes	0.500%	10/31/27	5,500,000	4,805,195
U.S. Treasury Notes	2.875%	08/15/28	3,500,000	3,457,344
U.S. Treasury Notes	1.250%	09/30/28	3,500,000	3,134,824
U.S. Treasury Notes	0.625%	08/15/30	4,563,900	3,783,758
U.S. Treasury Notes	0.875%	11/15/30	10,700,000	9,034,395
U.S. Treasury STRIPS	0.000%	11/15/31	2,000,000	1,494,127
U.S. Treasury STRIPS	0.000%	02/15/33	2,000,000	1,432,230
U.S. Treasury STRIPS	0.000%	05/15/33	600,000	426,022
U.S. Treasury STRIPS	0.000%	08/15/34	4,000,000	2,722,561
U.S. Treasury STRIPS	0.000%	11/15/34	3,000,000	2,023,450
U.S. Treasury STRIPS	0.000%	05/15/35	3,000,000	1,988,432
U.S. Treasury STRIPS	0.000%	02/15/36	10,250,000	6,622,678
U.S. Treasury STRIPS	0.000%	02/15/37	6,500,000	4,074,604
U.S. Treasury STRIPS	0.000%	02/15/38	6,000,000	3,619,075
U.S. Treasury STRIPS	0.000%	11/15/38	6,000,000	3,502,471

56 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Treasury — 18.1% continued
U.S. Treasury Bonds	1.125%	08/15/40	$13,500,000	$9,326,602
U.S. Treasury Bonds	1.375%	11/15/40	15,500,000	11,163,027
U.S. Treasury STRIPS	0.000%	08/15/41	1,000,000	507,707
U.S. Treasury Bonds (b)	2.750%	11/15/42	4,000,000	3,581,719
U.S. Treasury Bonds	2.250%	08/15/46	1,780,000	1,435,264
U.S. Treasury Bonds	3.000%	02/15/48	3,000,000	2,826,563
U.S. Treasury Bonds	2.000%	02/15/50	4,500,000	3,487,148
U.S. Treasury Bonds	1.250%	05/15/50	10,000,000	6,362,500
Total Treasury
(Cost $110,790,086)				$95,846,992

Registered Investment Companies — 13.6%
State Street Institutional Liquid Reserves Fund — Premier Class, 1.49% (f)	48,823,270	48,823,270
State Street Navigator Securities Lending Portfolio I, 1.64% (f)(g)	23,284,323	23,284,323
Total Registered Investment Companies
(Cost $72,104,767)		$72,107,593

Total Investment Securities — 106.2%
(Cost $604,041,683)		$561,084,928

Liabilities in Excess of Other Assets — (6.2)%		(32,897,117)

Net Assets — 100.0%		$528,187,811

(a)

Variable rate security. The rate shown is the effective interest rate as of June 30, 2022. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2022 was $22,741,066.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of 6/30/2022 was $193,465,258, representing 36.6% of net assets.

(d)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of June 30, 2022 was $6,051,895, representing 1.1% of net assets.
(e)	Percentage rounds to less than 0.1%.
(f)	The rate shown is the 7-day effective yield as of June 30, 2022.
(g)	This security was purchased using cash collateral held from securities on loan.

BV — Besloten Vennootschap

CV — Convertible Security

IO — Interest Only

LIBOR — London Interbank Offered Rate

NA — National Association

NV — Naamloze Vennootschap

plc — Public Limited Company

PO — Principal Only

Prime — Short-term interest rate in the banking system of the U.S.

REIT — Real Estate Investment Trust

SA — Societe Anonyme

SOFR — Secured Overnight Financing Rate

UA — Uitgesloten Aansprakelijkheid

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 57

Diamond Hill Funds
Tabular Presentation of Schedules of Investments
June 30, 2022 (Unaudited)

Diamond Hill Small Cap Fund
Sector Allocation	% of Net Assets
Financials	27.0%
Industrials	15.7%
Consumer Discretionary	14.8%
Consumer Staples	12.6%
Information Technology	7.1%
Materials	6.1%
Real Estate	5.9%
Health Care	4.0%
Energy	2.7%
Utilities	2.5%
Communication Services	0.7%
Registered Investment Companies	13.7%
Other
Net Other Assets (Liabilities)	-12.8%
100.0%

Russell 2000 Index Sector Allocation	% of Index
Financials	17.0%
Industrials	14.9%
Consumer Discretionary	10.1%
Consumer Staples	3.8%
Information Technology	13.8%
Materials	4.1%
Real Estate	7.4%
Health Care	17.0%
Energy	5.6%
Utilities	3.5%
Communication Services	2.8%
100.0%

Diamond Hill Small-Mid Cap Fund
Sector Allocation	% of Net Assets
Financials	25.9%
Industrials	18.6%
Consumer Discretionary	15.1%
Consumer Staples	9.7%
Real Estate	8.4%
Information Technology	5.4%
Utilities	4.6%
Health Care	3.3%
Energy	3.2%
Materials	2.7%
Communication Services	1.4%
Registered Investment Companies	9.2%
Other
Net Other Assets (Liabilities)	-7.5%
100.0%

Russell 2500 Index Sector Allocation	% of Index
Financials	16.0%
Industrials	16.9%
Consumer Discretionary	11.1%
Consumer Staples	3.4%
Real Estate	8.8%
Information Technology	14.7%
Utilities	3.2%
Health Care	13.1%
Energy	4.5%
Materials	5.5%
Communication Services	2.8%
100.0%

58 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2022 (Unaudited)

Diamond Hill Mid Cap Fund
Sector Allocation	% of Net Assets
Financials	27.1%
Industrials	15.3%
Consumer Discretionary	14.4%
Real Estate	9.4%
Consumer Staples	7.7%
Information Technology	7.6%
Materials	5.2%
Utilities	4.7%
Health Care	4.0%
Energy	2.1%
Communication Services	1.4%
Registered Investment Companies	2.5%
Other
Net Other Assets (Liabilities)	-1.4%
100.0%

Russell Midcap Index Sector Allocation	% of Index
Financials	13.6%
Industrials	14.6%
Consumer Discretionary	11.2%
Real Estate	8.6%
Consumer Staples	3.8%
Information Technology	16.4%
Materials	6.2%
Utilities	6.0%
Health Care	10.8%
Energy	4.8%
Communication Services	4.0%
100.0%

Diamond Hill Large Cap Fund
Sector Allocation	% of Net Assets
Financials	22.0%
Health Care	15.1%
Consumer Discretionary	13.6%
Industrials	12.7%
Information Technology	9.8%
Communication Services	8.5%
Materials	5.5%
Consumer Staples	4.1%
Energy	3.5%
Real Estate	2.5%
Utilities	1.5%
Registered Investment Companies	2.0%
Other
Net Other Assets (Liabilities)	-0.8%
100.0%

Russell 1000 Index Sector Allocation	% of Index
Financials	11.3%
Health Care	14.8%
Consumer Discretionary	10.6%
Industrials	8.5%
Information Technology	26.3%
Communication Services	8.4%
Materials	2.8%
Consumer Staples	6.6%
Energy	4.3%
Real Estate	3.4%
Utilities	3.0%
100.0%

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 59

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2022 (Unaudited)

Diamond Hill Large Cap Concentrated Fund
Sector Allocation	% of Net Assets
Financials	22.9%
Consumer Discretionary	17.0%
Health Care	15.6%
Industrials	11.8%
Information Technology	8.5%
Energy	6.7%
Consumer Staples	5.9%
Communication Services	4.5%
Materials	4.0%
Registered Investment Companies	11.7%
Other
Net Other Assets (Liabilities)	-8.6%
100.0%

Russell 1000 Index Sector Allocation	% of Index
Financials	11.3%
Consumer Discretionary	10.6%
Health Care	14.8%
Industrials	8.5%
Information Technology	26.3%
Energy	4.3%
Consumer Staples	6.6%
Communication Services	8.4%
Materials	2.8%
Real Estate	3.4%
Utilities	3.0%
100.0%

Diamond Hill All Cap Select Fund
Sector Allocation	% of Net Assets
Financials	27.5%
Industrials	20.1%
Consumer Discretionary	14.0%
Information Technology	10.2%
Consumer Staples	8.4%
Communication Services	7.6%
Materials	5.9%
Health Care	4.4%
Registered Investment Companies	2.9%
Other
Net Other Assets (Liabilities)	-1.0%
100.0%

Russell 3000 Index Sector Allocation	% of Index
Financials	11.6%
Industrials	8.9%
Consumer Discretionary	10.6%
Information Technology	25.5%
Consumer Staples	6.4%
Communication Services	8.1%
Materials	2.9%
Health Care	14.9%
Energy	4.4%
Real Estate	3.7%
Utilities	3.0%
100.0%

60 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2022 (Unaudited)

Diamond Hill Long-Short Fund
Long Portfolio Sector Allocation	% of Net Assets
Financials	20.6%
Health Care	14.7%
Information Technology	12.9%
Communication Services	12.6%
Industrials	9.6%
Consumer Discretionary	6.2%
Consumer Staples	3.4%
Energy	3.4%
Materials	2.1%
Utilities	0.9%
Registered Investment Companies	40.9%

Short Portfolio Sector Allocation	% of Net Assets
Consumer Discretionary	-4.4%
Information Technology	-4.3%
Industrials	-4.3%
Consumer Staples	-4.3%
Financials	-3.2%
Utilities	-2.5%
Health Care	-2.2%
Materials	-0.6%
Communication Services	-0.4%
Real Estate	-0.4%
Energy	-0.2%
Other
Segregated Cash With Custodian	27.6%
Net Other Assets (Liabilities)	-28.1%
100.0%

Russell 1000 Index Sector Allocation	% of Index
Financials	11.3%
Health Care	14.8%
Information Technology	26.3%
Communication Services	8.4%
Industrials	8.5%
Consumer Discretionary	10.6%
Consumer Staples	6.6%
Energy	4.3%
Materials	2.8%
Utilities	3.0%
Real Estate	3.4%
100.0%

Diamond Hill International Fund
Sector Allocation	% of Net Assets
Communication Services	18.6%
Financials	16.7%
Health Care	15.4%
Consumer Staples	14.7%
Consumer Discretionary	10.4%
Information Technology	9.0%
Industrials	8.6%
Materials	3.5%
Registered Investment Companies	6.8%
Other
Net Other Assets (Liabilities)	-3.7%
100.0%

Morningstar Global Markets ex-U.S. Index	% of Index
Communication Services	6.5%
Financials	20.3%
Health Care	9.8%
Consumer Staples	8.9%
Consumer Discretionary	11.7%
Information Technology	11.0%
Industrials	11.8%
Materials	8.1%
Energy	6.0%
Real Estate	2.5%
Utilities	3.4%
100.0%

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 61

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2022 (Unaudited)

Diamond Hill Short Duration Total Return Fund
Sector Allocation	% of Net Assets
Securitized	83.3%
Corporate Credit	6.1%
Treasury	5.2%
Registered Investment Companies	7.0%
Other
Net Other Assets (Liabilities)	-1.6%
100.0%

Bloomberg U.S. 1-3 Yr. Gov./ Credit Index Sector Allocation	% of Index
Treasury	67.5%
Corporate Credit	22.9%
Non-Corporate Credit	6.2%
Agency	3.4%
100.0%

Diamond Hill Core Bond Fund
Sector Allocation	% of Net Assets
Securitized	58.5%
Treasury	18.1%
Corporate Credit	15.9%
Government Related	0.1%
Registered Investment Companies	13.6%
Other
Net Other Assets (Liabilities)	-6.2%
100.0%

Bloomberg U.S. Aggregate Bond Index
Sector Allocation	% of Index
Treasury	40.5%
Agency RMBS/CMBS	28.7%
Corporate Credit	24.1%
Non-Corporate Credit	4.0%
Agency	1.3%
Non-Agency RMBS/CMBS	1.1%
Asset-Backed Securities	0.3%
100.0%

62 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

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DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 63

Diamond Hill Funds
Statements of Assets & Liabilities
June 30, 2022 (Unaudited)

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund
Assets
Investment in unaffiliated securities, at cost	$327,376,455	$1,691,077,063	$160,424,156
Investment in affiliated securities, at cost	—	9,147,932	—
Investment in unaffiliated securities, at fair value*	$431,765,932	$2,024,374,935	$209,251,522
Investment affiliated securities, at fair value	—	8,795,327	—
Cash	—	—	—
Cash denominated in foreign currency (Cost $—,$—, $—, $—, $—, $—, $—, $11,447, $—, and $—)	—	—	—
Cash deposits with custodian for securities sold short	—	—	—
Receivable for investments sold	—	—	—
Receivable for fund shares issued	119,410	1,744,322	335,836
Receivable for dividends and interest	516,913	2,274,546	293,506
Tax reclaims receivable	—	—	—
Total Assets	432,402,255	2,037,189,130	209,880,864

Liabilities
Investments sold short, at fair value (proceeds $—, $—, $—, $—, $—, $—, $563,687,050, $—, $—, and $—)	—	—	—
Due to custodian	—	—	—
Payable for securities purchased	87,328	—	—
Payable for fund shares redeemed	138,980	2,613,697	100,520
Payable for dividend expense on securities sold short	—	—	—
Payable for return of collateral received for securities on loan	49,114,375	141,498,652	3,288,197
Payable to Investment Adviser	264,801	1,217,476	107,317
Payable to Administrator	55,415	190,845	29,198
Accrued distribution and service fees	20,511	35,240	5,624
Other accrued expenses	200	200	200
Total Liabilities	49,681,610	145,556,110	3,531,056

Net Assets	$382,720,645	$1,891,633,020	$206,349,808

Components of Net Assets
Paid-in capital	$197,043,505	$1,481,466,703	$157,319,265
Accumulated earnings (deficit)	185,677,140	410,166,317	49,030,543
Net Assets	$382,720,645	$1,891,633,020	$206,349,808
Net Assets
Investor Shares	$95,203,849	$161,375,923	$26,118,966
Class I Shares	$248,544,899	$841,361,957	$159,906,678
Class Y Shares	$38,971,897	$888,895,140	$20,324,164
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Investor Shares	3,391,706	6,924,549	1,705,023
Class I Shares	8,664,300	35,653,911	10,385,323
Class Y Shares	1,355,626	37,550,517	1,315,138
Net Asset Value, offering and redemption price per share:
Investor Shares	$28.07	$23.30	$15.32
Class I Shares	$28.69	$23.60	$15.40
Class Y Shares	$28.75	$23.67	$15.45
* Includes value of securities on loan	$49,272,204	$144,717,163	$3,123,944

See accompanying Notes to Financial Statements.

64 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Large Cap Fund	Large Cap Concentrated Fund	All Cap Select Fund	Long-Short Fund	International Fund	Short Duration Securitized Bond Fund	Core Bond Fund

$8,916,012,977	$22,740,984	$335,855,621	$2,023,554,137	$57,285,142	$1,469,503,951	$604,041,683
—	—	—	10,546,636	—	—	—
$9,862,780,618	$21,414,449	$367,108,908	$2,400,529,037	$50,622,295	$1,408,286,982	$561,084,928
—	—	—	10,173,848	—	—	—
—	—	—	—	—	—	1,246,621
—	—	—	—	11,460	—	—
—	—	—	522,108,920	—	—	—
49,877,777	—	2,776,194	20,479,910	778,345	—	4,651,799
9,466,946	4,603	221,798	853,575	—	1,258,686	517,909
6,738,925	11,991	83,714	914,679	86,681	2,529,010	1,680,758
—	—	—	—	34,756	—	—
9,928,864,266	21,431,043	370,190,614	2,955,059,969	51,533,537	1,412,074,678	569,182,015

—	—	—	507,430,820	—	—	—
—	—	—	—	—	19,400	—
—	83,272	2,667,280	10,704,933	723,096	14,476,628	17,185,147
12,595,436	—	317,043	5,214,999	—	3,021,002	335,094
—	—	—	527,145	—	—	—
131,440,919	1,621,469	3,438,220	535,678,223	1,954,006	7,906,405	23,284,323
4,230,481	8,069	221,597	1,444,473	26,703	392,283	121,732
1,198,157	1,407	54,863	275,868	3,061	184,343	64,589
172,557	11	6,452	29,453	76	7,680	3,119
200	200	200	200	2,666	200	200
149,637,750	1,714,428	6,705,655	1,061,306,114	2,709,608	26,007,941	40,994,204

$9,779,226,516	$19,716,615	$363,484,959	$1,893,753,855	$48,823,929	$1,386,066,737	$528,187,811

$7,990,778,536	$21,584,837	$311,717,579	$1,344,638,903	$55,466,273	$1,450,663,163	$574,800,550
1,788,447,980	(1,868,222)	51,776,380	549,114,952	(6,642,344)	(64,596,426)	(46,612,739)
$9,779,226,516	$19,716,615	$363,493,959	$1,893,753,855	$48,823,929	$1,386,066,737	$528,187,811

$807,642,710	$53,649	$29,437,377	$138,246,910	$360,370	$36,853,653	$16,437,767
$6,403,532,974	$6,700,077	$248,372,543	$1,733,485,023	$9,556,983	$1,269,937,290	$461,925,680
$2,568,050,832	$12,962,889	$85,684,039	$22,021,922	$38,906,576	$79,275,794	$49,824,364

27,663,684	5,624	1,702,692	5,476,593	25,773	3,831,732	1,752,019
217,807,486	700,595	14,156,424	66,381,945	681,254	132,061,662	49,308,735
87,215,167	1,354,291	4,859,712	837,774	2,769,224	8,235,228	5,314,975

$29.20	$9.54	$17.29	$25.24	$13.98	$9.62	$9.38
$29.40	$9.56	$17.54	$26.11	$14.03	$9.62	$9.37
$29.45	$9.57	$17.63	$26.29	$14.05	$9.63	$9.37
$249,107,059	$1,588,672	$3,342,016	$518,208,861	$2,090,845	$7,723,966	$22,741,066

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 65

Diamond Hill Funds
Statements of Operations
For the Six Months ended June 30, 2022 (Unaudited)

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund	Large Cap Concentrated Fund
Investment Income
Dividends	$3,120,137	$16,001,433	$2,015,381	$106,374,085	$145,640
Income distributions from affiliated investments	—	245,213	3,806	—	—
Securities lending income	32,289	98,940	2,923	98,169	415
Foreign taxes withheld	—	—	(2,784)	(12,172)	—
Total Investment Income	3,152,426	16,345,586	2,019,326	106,460,082	146,055

Expenses
Investment advisory fees	1,907,433	8,176,452	752,044	28,347,762	44,699
Administration fees	400,664	1,277,405	205,524	8,024,880	6,458
Distribution and service fees — Investor	137,744	237,820	37,446	1,140,145	66
Other fees	1,394	4,442	1,025	20,668	636
Total Expenses	2,447,235	9,696,119	996,039	37,533,455	51,859
Advisory fees waived by Adviser	—	(31,020)	(879)	—	—
Net Expenses	2,447,235	9,665,099	995,160	37,533,455	51,859

Net Investment Income	705,191	6,680,487	1,024,166	68,926,627	94,196

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investment transactions	72,113,608	71,898,400	13,241,166	670,450,187	(497,898)
Net realized gains from in-kind redemptions	—	—	—	302,171	—
Net realized losses on sales from affiliated investments	—	(349,205)	(14,891)	—	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(168,085,035)	(470,368,207)	(59,996,906)	(2,878,463,564)	(3,655,926)
Net change in unrealized appreciation (depreciation) on affiliated investments	—	(504,237)	(4,990)	—	—
Net Realized and Unrealized Losses on Investments	(95,971,427)	(399,323,249)	(46,775,621)	(2,207,711,206)	(4,153,824)

Change in Net Assets from Operations	$(95,266,236)	$(392,642,762)	$(45,751,455)	$(2,138,784,579)	$(4,059,628)

See accompanying Notes to Financial Statements.

66 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Operations
For the Six Months ended June 30, 2022 (Unaudited)

	All Cap Select Fund	Long-Short Fund	International Fund	Short Duration Securitized Bond Fund	Core Bond Fund
Investment Income
Dividends	$2,141,540	$16,122,175	$772,654	$96,916	$53,278
Income distributions from affiliated investments	—	246,581	—	—	—
Securities lending income	1,821	159,174	3,250	17,452	13,180
Foreign taxes withheld	—	—	(67,317)	—	—
Interest	—	—	—	23,453,890	5,980,966
Total Investment Income	2,143,361	16,527,930	708,587	23,568,258	6,047,424

Expenses
Investment advisory fees	1,393,858	9,003,631	172,514	2,528,611	656,501
Administration fees	280,795	1,715,821	19,596	1,172,130	344,034
Distribution and service fees — Investor	40,769	194,104	555	47,642	22,556
Other fees	1,356	6,074	10,262	3,101	1,176
Stock loan fees on securities sold short	—	639,502	—	—	—
Dividend expense	—	4,222,695	—	—	—
Total Expenses	1,716,778	15,781,827	202,927	3,751,484	1,024,267
Advisory fees waived by Adviser	—	(32,343)	—	—	—
Net Expenses	1,716,778	15,749,484	202,927	3,751,484	1,024,267

Net Investment Income	426,583	778,446	505,660	19,816,774	5,023,157

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investment transactions	18,681,756	74,460,353	(345,269)	(1,366,590)	(2,860,112)
Net realized gains on closed short positions	—	6,923,051	—	—	—
Net realized losses on sales from affiliated investments	—	(270,838)	—	—	—
Net realized losses on foreign currency transactions	—	—	(8,721)	—	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments and foreign currency translations	(103,678,627)	(267,849,284)	(9,607,264)	(67,586,493)	(40,947,760)
Net changes in unrealized appreciation (depreciation) on affiliated investments	—	(613,987)	—	—	—
Net Realized and Unrealized Losses on Investments	(84,996,871)	(187,350,705)	(9,961,254)	(68,953,083)	(43,807,872)

Change in Net Assets from Operations	$(84,570,288)	$(186,572,259)	$(9,455,594)	$(49,136,309)	$(38,784,715)

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 67

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2022 (Unaudited)	For the year ended December 31, 2021	For the six months ended June 30, 2022 (Unaudited)	For the year ended December 31, 2021
From Operations
Net investment income	$705,191	$2,612,897	$6,680,487	$10,855,977
Net realized gains on investment transactions	72,113,608	103,273,892	71,898,400	136,375,252
Net realized losses on sales from affiliated investments	—	—	(349,205)	—
Long-term capital gain distributions from investments in affiliates	—	—	—	6,219
Net change in unrealized appreciation (depreciation) on investments	(168,085,035)	56,290,235	(470,872,444)	435,679,616
Change in Net Assets from Operations	(95,266,236)	162,177,024	(392,642,762)	582,917,064

Distributions to Shareholders
Investor	—	(19,007,456)	—	(11,043,927)
Class I	—	(60,282,089)	—	(58,954,716)
Class Y	—	(8,053,914)	—	(56,549,238)
Change in Net Assets from Distributions to Shareholders	—	(87,343,459)	—	(126,547,881)
Change in Net Assets from Capital Transactions	(90,548,658)	(37,671,773)	5,869,636	(133,242,999)

Total Change in Net Assets	(185,814,894)	37,161,792	(386,773,126)	323,126,184

Net Assets:
Beginning of period	568,535,539	531,373,747	2,278,406,146	1,955,279,962
End of period	$382,720,645	$568,535,539	$1,891,633,020	$2,278,406,146

See accompanying Notes to Financial Statements.

68 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2022 (Unaudited)	For the year ended December 31, 2021	For the six months ended June 30, 2022 (Unaudited)	For the year ended December 31, 2021
Capital Transactions
Investor
Proceeds from shares sold	$5,435,984	$16,798,404	$12,231,163	$27,390,076
Reinvested distributions	—	16,131,838	—	10,859,344
Payments for shares redeemed	(11,172,601)	(51,349,042)	(24,767,391)	(47,716,185)
Exchanged from Class C	—	7,261,878	—	14,702,216
Change in Net Assets from Investor Share Transactions	(5,736,617)	(11,156,922)	(12,536,228)	5,235,451
Class C
Proceeds from shares sold	—	—	—	—
Reinvested distributions	—	—	—	—
Payments for shares redeemed	—	(540,169)	—	(1,856,889)
Exchanged for Investor Shares	—	(7,261,878)	—	(14,702,216)
Change in Net Assets from Class C Share Transactions	—	(7,802,047)	—	(16,559,105)
Class I
Proceeds from shares sold	24,583,927	44,143,747	54,091,542	157,380,132
Reinvested distributions	—	55,432,012	—	47,435,035
Payments for shares redeemed	(105,104,488)	(106,129,791)	(97,895,569)	(242,286,208)
Change in Net Assets from Class I Share Transactions	(80,520,561)	(6,554,032)	(43,804,027)	(37,471,041)
Class Y
Proceeds from shares sold	6,224,191	10,556,918	188,493,614	144,991,118
Reinvested distributions	—	8,053,857	—	54,959,250
Payments for shares redeemed	(10,515,671)	(30,769,547)	(126,283,723)	(284,398,672)
Change in Net Assets from Class Y Share Transactions	(4,291,480)	(12,158,772)	62,209,891	(84,448,304)
Change in Net Assets from Capital Transactions	$(90,548,658)	$(37,671,773)	$5,869,636	$(133,242,999)

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 69

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2022 (Unaudited)	For the year ended December 31, 2021	For the six months ended June 30, 2022 (Unaudited)	For the year ended December 31, 2021
Share Transactions:
Investor
Issued	169,758	459,761	451,186	1,073,586
Reinvested	—	480,612	—	399,947
Redeemed	(348,040)	(1,378,049)	(943,607)	(1,811,009)
Exchanged from Class C	—	212,296	—	587,472
Change in Shares Outstanding	(178,282)	(225,380)	(492,421)	249,996
Class C
Redeemed	—	(19,676)	—	(86,902)
Exchanged for Investor Shares	—	(253,200)	—	(653,293)
Change in Shares Outstanding	—	(272,876)	—	(740,195)
Class I
Issued	757,442	1,193,318	2,032,007	5,700,906
Reinvested	—	1,612,614	—	1,720,884
Redeemed	(3,150,306)	(2,875,623)	(3,703,969)	(8,866,009)
Change in Shares Outstanding	(2,392,864)	(69,691)	(1,671,962)	(1,444,219)
Class Y
Issued	184,441	283,071	6,763,802	5,242,139
Reinvested	—	233,583	—	1,985,682
Redeemed	(313,683)	(821,559)	(4,746,744)	(10,342,236)
Change in Shares Outstanding	(129,242)	(304,905)	2,017,058	(3,114,415)
Change in Total Shares Outstanding	(2,700,388)	(872,852)	(147,325)	(5,048,833)

See accompanying Notes to Financial Statements.

70 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the six months ended June 30, 2022 (Unaudited)	For the year ended December 31, 2021	For the six months ended June 30, 2022 (Unaudited)	For the year ended December 31, 2021
From Operations
Net investment income	$1,024,166	$1,595,084	$68,926,627	$108,005,995
Net realized gains on investment transactions	13,241,166	15,385,784	670,752,358	916,028,950
Net realized losses on sales from affiliated investments	(14,891)	—	—	—
Long-term capital gain distributions from investments in affiliates	—	380	—	—
Net change in unrealized appreciation (depreciation) on investments	(60,001,896)	57,931,876	(2,878,463,564)	1,425,650,740
Change in Net Assets from Operations	(45,751,455)	74,913,124	(2,138,784,579)	2,449,685,685

Distributions to Shareholders
Investor	—	(97,307)	—	(68,232,864)
Class I	—	(1,346,510)	—	(584,144,558)
Class Y	—	(164,161)	—	(231,667,679)
Change in Net Assets from Distributions to Shareholders	—	(1,607,978)	—	(884,045,101)
Change in Net Assets from Capital Transactions	(34,341,107)	(37,642,983)	(442,171,483)	2,482,776,230

Total Change in Net Assets	(80,092,562)	35,662,163	(2,580,956,062)	4,048,416,814

Net Assets:
Beginning of period	286,442,370	250,780,207	12,360,182,578	8,311,765,764
End of period	$206,349,808	$286,442,370	$9,779,226,516	$12,360,182,578

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 71

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the six months ended June 30, 2022 (Unaudited)	For the year ended December 31, 2021	For the six months ended June 30, 2022 (Unaudited)	For the year ended December 31, 2021
Capital Transactions
Investor
Proceeds from shares sold	$2,302,056	$7,872,408	$76,985,513	$158,402,643
Reinvested distributions	—	77,675	—	64,318,096
Payments for shares redeemed	(3,548,577)	(17,037,657)	(81,278,457)	(207,723,899)
Exchanged from Class C	—	—	—	68,882,202
Change in Net Assets from Investor Share Transactions	(1,246,521)	(9,087,574)	(4,292,944)	83,879,042
Class C
Proceeds from shares sold	—	—	—	12
Reinvested distributions	—	—	—	—
Payments for shares redeemed	—	—	—	(2,762,175)
Exchanged for Investor Shares	—	—	—	(68,882,202)
Change in Net Assets from Class C Share Transactions	—	—	—	(71,644,365)
Class I
Proceeds from shares sold	13,601,867	37,780,057	895,604,742	3,092,916,270
Reinvested distributions	—	1,261,010	—	466,886,033
Payments for shares redeemed	(47,563,606)	(61,338,468)	(1,260,907,001)	(1,542,375,603)
Change in Net Assets from Class I Share Transactions	(33,961,739)	(22,297,401)	(365,302,259)	2,017,426,700
Class Y
Proceeds from shares sold	2,784,061	3,872,775	272,217,403	833,695,875
Reinvested distributions	—	121,588	—	213,178,870
Payments for shares redeemed	(1,916,908)	(10,252,371)	(344,793,683)	(593,759,892)
Change in Net Assets from Class Y Share Transactions	867,153	(6,258,008)	(72,576,280)	453,114,853
Change in Net Assets from Capital Transactions	$(34,341,107)	$(37,642,983)	$(442,171,483)	$2,482,776,230

See accompanying Notes to Financial Statements.

72 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the six months ended June 30, 2022 (Unaudited)	For the year ended December 31, 2021	For the six months ended June 30, 2022 (Unaudited)	For the year ended December 31, 2021
Share Transactions:
Investor
Issued	131,990	469,070	2,312,567	4,652,274
Reinvested	—	4,181	—	1,848,010
Redeemed	(199,818)	(1,025,969)	(2,443,173)	(5,949,368)
Exchanged from Class C	—	—	—	2,174,100
Change in Shares Outstanding	(67,828)	(552,718)	(130,606)	2,725,016
Class C
Issued	—	—	—	1
Reinvested	—	—	—	—
Redeemed	—	—	—	(95,010)
Exchanged for Investor Shares	—	—	—	(2,315,245)
Change in Shares Outstanding	—	—	—	(2,410,254)
Class I
Issued	768,274	2,260,946	26,785,819	91,420,467
Reinvested	—	67,615	—	13,298,023
Redeemed	(2,675,153)	(3,608,920)	(37,845,066)	(44,007,228)
Change in Shares Outstanding	(1,906,879)	(1,280,359)	(11,059,247)	60,711,262
Class Y
Issued	155,651	241,628	8,097,755	24,114,211
Reinvested	—	6,499	—	6,060,803
Redeemed	(107,020)	(600,204)	(10,604,304)	(16,938,901)
Change in Shares Outstanding	48,631	(352,077)	(2,506,549)	13,236,113
Change in Total Shares Outstanding	(1,926,076)	(2,185,154)	(13,696,402)	74,262,137

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 73

Diamond Hill Funds
Statements of Changes in Net Assets

	Large Cap Concentrated Fund		All Cap Select Fund
	For the six months ended June 30, 2022 (Unaudited)	For the period ended December 31, 2021(A)	For the six months ended June 30, 2022 (Unaudited)	For the year ended December 31, 2021
From Operations
Net investment income	$94,196	$111,710	$426,583	$2,207,210
Net realized gains (losses) on investment transactions	(497,898)	9,882	18,681,756	57,418,119
Net change in unrealized appreciation (depreciation) on investments	(3,655,926)	2,329,391	(103,678,627)	42,373,052
Change in Net Assets from Operations	(4,059,628)	2,450,983	(84,570,288)	101,998,381

Distributions to Shareholders
Investor	—	(408)	—	(3,236,869)
Class I	—	(28,081)	—	(27,370,311)
Class Y	—	(231,281)	—	(14,578,750)
Change in Net Assets from Distributions to Shareholders	—	(259,770)	—	(45,185,930)
Change in Net Assets from Capital Transactions	5,830,432	15,754,598	64,665,514	628,866

Total Change in Net Assets	1,770,804	17,945,811	(19,904,774)	57,441,317

Net Assets:
Beginning of period	17,945,811	—	383,398,733	325,957,416
End of period	$19,716,615	$17,945,811	$363,493,959	$383,398,733

(A)	Fund commenced operations on February 26, 2021.

See accompanying Notes to Financial Statements.

74 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Large Cap Concentrated Fund		All Cap Select Fund
	For the six months ended June 30, 2022 (Unaudited)	For the period ended December 31, 2021(A)	For the six months ended June 30, 2022 (Unaudited)	For the year ended December 31, 2021
Capital Transactions
Investor
Proceeds from shares sold	$48,304	$28,929	$10,286,338	$17,763,304
Reinvested distributions	—	408	—	3,072,437
Payments for shares redeemed	(15,259)	(18)	(4,802,950)	(4,410,555)
Exchanged from Class C	—	—	—	3,270,942
Change in Net Assets from Investor Share Transactions	33,045	29,319	5,483,388	19,696,128
Class C
Proceeds from shares sold	—	—	—	—
Payments for shares redeemed	—	—	—	(239,006)
Exchanged for Investor Shares	—	—	—	(3,270,942)
Change in Net Assets from Class C Share Transactions	—	—	—	(3,509,948)
Class I
Proceeds from shares sold	5,708,666	1,829,726	98,084,846	70,913,609
Reinvested distributions	—	28,081	—	26,990,592
Payments for shares redeemed	(138,452)	(49)	(25,540,994)	(64,762,971)
Change in Net Assets from Class I Share Transactions	5,570,214	1,857,758	72,543,852	33,141,230
Class Y
Proceeds from shares sold	253,872	13,649,517	2,835,708	10,456,599
Reinvested distributions	—	231,281	—	14,399,140
Payments for shares redeemed	(26,699)	(13,277)	(16,197,434)	(73,554,283)
Change in Net Assets from Class Y Share Transactions	227,173	13,867,521	(13,361,726)	(48,698,544)
Change in Net Assets from Capital Transactions	$5,830,432	$15,754,598	$64,665,514	$628,866

(A)	Fund commenced operations on February 26, 2021.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 75

Diamond Hill Funds
Statements of Changes in Net Assets

	Large Cap Concentrated Fund		All Cap Select Fund
	For the six months ended June 30, 2022 (Unaudited)	For the period ended December 31, 2021(A)	For the six months ended June 30, 2022 (Unaudited)	For the year ended December 31, 2021
Share Transactions:
Investor
Issued	4,241	2,705	495,280	783,981
Reinvested	—	35	—	147,635
Redeemed	(1,355)	(2)	(241,325)	(200,218)
Exchanged from Class C	—	—	—	163,425
Change in Shares Outstanding	2,886	2,738	253,955	894,823
Class C
Issued	—	—	—	—
Redeemed	—	—	—	(13,473)
Exchanged for Investor Shares	—	—	—	(177,396)
Change in Shares Outstanding	—	—	—	(190,869)
Class I
Issued	545,223	166,684	4,751,598	3,090,803
Reinvested	—	2,385	—	1,279,252
Redeemed	(13,692)	(5)	(1,276,322)	(2,894,876)
Change in Shares Outstanding	531,531	169,064	3,475,276	1,475,179
Class Y
Issued	23,118	1,314,940	136,703	498,469
Reinvested	—	19,629	—	679,212
Redeemed	(2,270)	(1,126)	(790,563)	(3,231,802)
Change in Shares Outstanding	20,848	1,333,443	(653,860)	(2,054,121)
Change in Total Shares Outstanding	555,265	1,505,245	3,075,371	125,012

(A)	Fund commenced operations on February 26, 2021.

See accompanying Notes to Financial Statements.

76 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Long-Short Fund		International Fund
	For the six months ended June 30, 2022 (Unaudited)	For the year ended December 31, 2021	For the six months ended June 30, 2022 (Unaudited)	For the year ended December 31, 2021
From Operations
Net investment income (loss)	$778,446	$(2,162,041)	$505,660	$696,909
Net realized gains (losses) on investment transactions	74,460,353	377,191,589	(345,269)	1,614,077
Net realized gains (losses) on closed short positions	6,923,051	(102,806,374)	—	—
Net realized gains (losses) on sales from affiliated investments	(270,838)	62,759	—	—
Long-term capital gain distributions from investments in affiliates	—	6,992	—	—
Net realized gains (losses) on foreign currency transactions	—	51	(8,721)	473
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(268,463,271)	86,255,004	(9,607,264)	234,999
Change in Net Assets from Operations	(186,572,259)	358,547,980	(9,455,594)	2,546,458

Distributions to Shareholders
Investor	—	(16,791,269)	—	(15,156)
Class I	—	(180,573,008)	—	(261,170)
Class Y	—	(3,406,687)	—	(1,822,382)
Change in Net Assets from Distributions to Shareholders	—	(200,770,964)	—	(2,098,708)
Change in Net Assets from Capital Transactions	82,339,045	(215,563,549)	2,691,421	38,272,566

Total Change in Net Assets	(104,233,214)	(57,786,533)	(6,764,173)	38,720,316

Net Assets:
Beginning of period	1,997,987,069	2,055,773,602	55,588,102	16,867,786
End of period	$1,893,753,855	$1,997,987,069	$48,823,929	$55,588,102

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 77

Diamond Hill Funds
Statements of Changes in Net Assets

	Long-Short Fund		International Fund
	For the six months ended June 30, 2022 (Unaudited)	For the year ended December 31, 2021	For the six months ended June 30, 2022 (Unaudited)	For the year ended December 31, 2021
Capital Transactions
Investor
Proceeds from shares sold	$7,295,298	$11,903,875	$63,984	$169,101
Reinvested distributions	—	14,843,221	—	15,156
Payments for shares redeemed	(23,647,164)	(58,014,082)	(68,621)	(102,099)
Exchanged from Class C	—	23,084,351	—	—
Change in Net Assets from Investor Share Transactions	(16,351,866)	(8,182,635)	(4,637)	82,158
Class C
Payments for shares redeemed	—	(2,012,571)	—	—
Exchanged for Investor Shares	—	(23,084,351)	—	—
Change in Net Assets from Class C Share Transactions	—	(25,096,922)	—	—
Class I
Proceeds from shares sold	273,060,570	264,577,589	2,981,600	4,721,918
Reinvested distributions	—	143,862,280	—	221,495
Payments for shares redeemed	(160,953,301)	(543,968,163)	(668,420)	(197,622)
Change in Net Assets from Class I Share Transactions	112,107,269	(135,528,294)	2,313,180	4,745,791
Class Y
Proceeds from shares sold	1,336,548	5,577,406	822,130	32,277,497
Reinvested distributions	—	3,262,981	—	1,822,382
Payments for shares redeemed	(14,752,906)	(55,596,085)	(439,252)	(655,262)
Change in Net Assets from Class Y Share Transactions	(13,416,358)	(46,755,698)	382,878	33,444,617
Change in Net Assets from Capital Transactions	$82,339,045	$(215,563,549)	$2,691,421	$38,272,566

See accompanying Notes to Financial Statements.

78 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Long-Short Fund		International Fund
	For the six months ended June 30, 2022 (Unaudited)	For the year ended December 31, 2021	For the six months ended June 30, 2022 (Unaudited)	For the year ended December 31, 2021
Share Transactions:
Investor
Issued	262,465	422,488	3,848	10,095
Reinvested	—	544,505	—	927
Redeemed	(854,666)	(2,032,391)	(4,888)	(6,069)
Exchanged from Class C	—	865,791	—	—
Change in Shares Outstanding	(592,201)	(199,607)	(1,040)	4,953
Class C
Redeemed	—	(88,225)	—	—
Exchanged for Investor Shares	—	(993,908)	—	—
Change in Shares Outstanding	—	(1,082,133)	—	—
Class I
Issued	9,618,257	8,921,724	188,403	282,350
Reinvested	—	5,108,746	—	13,476
Redeemed	(5,738,533)	(19,025,356)	(43,807)	(11,551)
Change in Shares Outstanding	3,879,724	(4,994,886)	144,596	284,275
Class Y
Issued	46,436	188,330	51,976	1,858,838
Reinvested	—	115,218	—	110,694
Redeemed	(499,747)	(1,822,548)	(27,728)	(37,912)
Change in Shares Outstanding	(453,311)	(1,519,000)	24,248	1,931,620
Change in Total Shares Outstanding	2,834,212	(7,795,626)	167,804	2,220,848

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 79

Diamond Hill Funds
Statements of Changes in Net Assets

	Short Duration Securitized Bond Fund		Core Bond Fund
	For the six months ended June 30, 2022 (Unaudited)	For the year ended December 31, 2021	For the six months ended June 30, 2022 (Unaudited)	For the year ended December 31, 2021
From Operations
Net investment income	$19,816,774	$34,339,308	$5,023,157	$8,097,997
Net realized gains (losses) on investment transactions	(1,366,590)	8,213,378	(2,860,112)	144,588
Net change in unrealized appreciation (depreciation) on investments	(67,586,493)	(9,622,308)	(40,947,760)	(11,721,241)
Change in Net Assets from Operations	(49,136,309)	32,930,378	(38,784,715)	(3,478,656)

Distributions to Shareholders
Investor	(511,545)	(1,014,436)	(188,770)	(494,552)
Class I	(19,625,722)	(29,997,903)	(4,396,575)	(6,937,784)
Class Y	(1,538,528)	(4,460,361)	(636,601)	(1,520,485)
Change in Net Assets from Distributions to Shareholders	(21,675,795)	(35,472,700)	(5,221,946)	(8,952,821)
Change in Net Assets from Capital Transactions	(41,831,216)	368,786,448	172,769,065	74,612,134

Total Change in Net Assets	(112,643,320)	366,244,126	128,762,404	62,180,657

Net Assets:
Beginning of period	1,498,710,057	1,132,465,931	399,425,407	337,244,750
End of period	$1,386,066,737	$1,498,710,057	$528,187,811	$399,425,407

See accompanying Notes to Financial Statements.

80 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Short Duration Securitized Bond Fund		Core Bond Fund
	For the six months ended June 30, 2022 (Unaudited)	For the year ended December 31, 2021	For the six months ended June 30, 2022 (Unaudited)	For the year ended December 31, 2021
Capital Transactions
Investor
Proceeds from shares sold	$5,117,011	$15,385,631	$15,083,757	$31,191,335
Reinvested distributions	504,624	1,004,386	188,198	493,030
Payments for shares redeemed	(6,940,507)	(23,496,660)	(7,046,352)	(37,931,802)
Change in Net Assets from Investor Share Transactions	(1,318,872)	(7,106,643)	8,225,603	(6,247,437)
Class I
Proceeds from shares sold	471,566,355	908,885,299	237,252,075	152,107,527
Reinvested distributions	14,730,077	21,607,786	3,855,116	6,388,424
Payments for shares redeemed	(466,341,792)	(510,769,552)	(73,221,151)	(78,595,612)
Change in Net Assets from Class I Share Transactions	19,954,640	419,723,533	167,886,040	79,900,339
Class Y
Proceeds from shares sold	17,369,225	39,410,005	91,544	9,460,470
Reinvested distributions	1,494,327	4,413,617	584,705	1,360,043
Payments for shares redeemed	(79,330,536)	(87,654,064)	(4,018,827)	(9,861,281)
Change in Net Assets from Class Y Share Transactions	(60,466,984)	(43,830,442)	(3,342,578)	959,232
Change in Net Assets from Capital Transactions	$(41,831,216)	$368,786,448	$172,769,065	$74,612,134
Share Transactions:
Investor
Issued	519,348	1,512,678	1,500,651	2,972,547
Reinvested	51,499	98,877	19,291	47,020
Redeemed	(704,589)	(2,310,327)	(38,206)	(3,633,825)
Change in Shares Outstanding	(133,742)	(698,772)	1,481,736	(614,258)
Class I
Issued	47,836,400	89,370,537	24,626,725	14,475,570
Reinvested	1,503,500	2,127,770	398,244	610,214
Redeemed	(47,421,164)	(50,272,163)	(7,554,154)	(7,488,937)
Change in Shares Outstanding	1,918,736	41,226,144	17,470,815	7,596,847
Class Y
Issued	1,787,685	3,870,691	9,183	889,349
Reinvested	151,951	434,055	60,091	129,805
Redeemed	(8,031,941)	(8,607,135)	(399,298)	(942,446)
Change in Shares Outstanding	(6,092,305)	(4,302,389)	(330,024)	76,708
Change in Total Shares Outstanding	(4,307,311)	36,224,983	18,622,527	7,059,297

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 81

Small Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small Cap Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the six months ended June 30, 2022 (Unaudited)	$34.73	0.01	(6.67)	(6.66)	—
For the year ended December 31, 2021	$30.96	0.07	9.75	9.82	(0.07)
For the year ended December 31, 2020	$31.23	0.01	(0.18)	(0.17)	(0.10)
For the year ended December 31, 2019	$27.54	0.06	5.80	5.86	(0.34)
For the year ended December 31, 2018	$35.62	0.12	(5.37)	(5.25)	—
For the year ended December 31, 2017	$34.39	0.06	3.55	3.61	(0.13)

Class I
For the six months ended June 30, 2022 (Unaudited)	$35.44	0.06	(6.81)	(6.75)	—
For the year ended December 31, 2021	$31.49	0.19	9.92	10.11	(0.18)
For the year ended December 31, 2020	$31.77	0.09	(0.18)	(0.09)	(0.19)
For the year ended December 31, 2019	$27.98	0.16	5.90	6.06	(0.44)
For the year ended December 31, 2018	$36.15	0.23	(5.48)	(5.25)	(0.09)
For the year ended December 31, 2017	$34.87	0.17	3.61	3.78	(0.25)

Class Y
For the six months ended June 30, 2022 (Unaudited)	$35.49	0.08	(6.82)	(6.74)	—
For the year ended December 31, 2021	$31.52	0.22	9.95	10.17	(0.22)
For the year ended December 31, 2020	$31.80	0.12	(0.17)	(0.05)	(0.23)
For the year ended December 31, 2019	$28.01	0.19	5.91	6.10	(0.48)
For the year ended December 31, 2018	$36.17	0.27	(5.48)	(5.21)	(0.12)
For the year ended December 31, 2017	$34.89	0.20	3.62	3.82	(0.29)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

82 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—	—	$28.07	(19.18	)%(E)	$95,204	1.26	%(F)	1.26	%(F)	0.08	%(F)	24	%(E)
(5.98)	(6.05)	$34.73	32.45%		$123,975	1.26%		1.26%		0.20%		20%
—	(0.10)	$30.96	(0.55)%		$117,491	1.26%		1.26%		0.05%		34%
(1.83)	(2.17)	$31.23	21.36%		$165,339	1.27%		1.27%		0.23%		22%
(2.83)	(2.83)	$27.54	(15.12)%		$214,831	1.25%		1.26%		0.31%		23%
(2.25)	(2.38)	$35.62	10.62%		$357,512	1.27%		1.28%		0.11%		7%

—	—	$28.69	(19.05	)%(E)	$248,545	0.97	%(F)	0.97	%(F)	0.34	%(F)	24	%(E)
(5.98)	(6.16)	$35.44	32.83%		$391,856	0.97%		0.97%		0.52%		20%
—	(0.19)	$31.49	(0.28)%		$350,375	0.97%		0.97%		0.33%		34%
(1.83)	(2.27)	$31.77	21.75%		$469,014	0.98%		0.98%		0.52%		22%
(2.83)	(2.92)	$27.98	(14.88)%		$633,323	0.96%		0.97%		0.64%		23%
(2.25)	(2.50)	$36.15	10.95%		$877,913	0.97%		0.98%		0.41%		7%

—	—	$28.75	(18.99	)%(E)	$38,972	0.85	%(F)	0.85	%(F)	0.05	%(F)	24	%(E)
(5.98)	(6.20)	$35.49	32.98%		$52,704	0.85%		0.85%		0.59%		20%
—	(0.23)	$31.52	(0.17)%		$56,417	0.85%		0.85%		0.46%		34%
(1.83)	(2.31)	$31.80	21.88%		$105,030	0.86%		0.86%		0.62%		22%
(2.83)	(2.95)	$28.01	(14.79)%		$147,363	0.84%		0.85%		0.74%		23%
(2.25)	(2.54)	$36.17	11.06%		$207,770	0.87%		0.88%		0.53%		7%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 83

Small-Mid Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small-Mid Cap Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the six months ended June 30, 2022 (Unaudited)	$28.06	0.04	(4.80)	(4.76)	—
For the year ended December 31, 2021	$22.69	0.05	6.87	6.92	(0.05)
For the year ended December 31, 2020	$22.57	0.03	0.20	0.23	(0.10)
For the year ended December 31, 2019	$18.59	0.04	5.02	5.06	(0.14)
For the year ended December 31, 2018	$22.24	0.05	(2.86)	(2.81)	(0.04)
For the year ended December 31, 2017	$21.18	0.03	1.73	1.76	(0.03)

Class I
For the six months ended June 30, 2022 (Unaudited)	$28.38	0.08	(4.86)	(4.78)	—
For the year ended December 31, 2021	$22.93	0.12	6.96	7.08	(0.13)
For the year ended December 31, 2020	$22.80	0.09	0.21	0.30	(0.16)
For the year ended December 31, 2019	$18.76	0.11	5.08	5.19	(0.21)
For the year ended December 31, 2018	$22.45	0.12	(2.91)	(2.79)	(0.10)
For the year ended December 31, 2017	$21.39	0.10	1.74	1.84	(0.11)

Class Y
For the six months ended June 30, 2022 (Unaudited)	$28.45	0.09	(4.87)	(4.78)	—
For the year ended December 31, 2021	$22.99	0.16	6.96	7.12	(0.16)
For the year ended December 31, 2020	$22.84	0.12	0.22	0.34	(0.18)
For the year ended December 31, 2019	$18.80	0.13	5.08	5.21	(0.23)
For the year ended December 31, 2018	$22.49	0.15	(2.91)	(2.76)	(0.13)
For the year ended December 31, 2017	$21.42	0.12	1.75	1.87	(0.13)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

84 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—	—	$23.30	(16.96	)%(E)	$161,376	1.21	%(F)	1.21	%(F)	0.29	%(F)	15	%(E)
(1.50)	(1.55)	$28.06	30.78%		$208,110	1.20%		1.21%		0.18%		14%
(0.01)	(0.11)	$22.69	1.03%		$162,637	1.20%		1.21%		0.19%		31	%(G)
(0.94)	(1.08)	$22.57	27.33%		$183,914	1.21%		1.22%		0.21%		14%
(0.80)	(0.84)	$18.59	(12.80)%		$164,037	1.20%		1.21%		0.21%		26%
(0.67)	(0.70)	$22.24	8.35%		$229,411	1.22%		1.23%		0.09%		15%

—	—	$23.60	(16.84	)%(E)	$841,362	0.92	%(F)	0.92	%(F)	0.58	%(F)	15	%(E)
(1.50)	(1.63)	$28.38	31.14%		$1,059,287	0.91%		0.92%		0.45%		14%
(0.01)	(0.17)	$22.93	1.31%		$889,148	0.91%		0.92%		0.49%		31	%(G)
(0.94)	(1.15)	$22.80	27.74%		$1,081,619	0.92%		0.93%		0.50%		14%
(0.80)	(0.90)	$18.76	(12.56)%		$889,471	0.91%		0.92%		0.52%		26%
(0.67)	(0.78)	$22.45	8.63%		$1,114,337	0.92%		0.93%		0.41%		15%

—	—	$23.67	(16.80	)%(E)	$888,895	0.80	%(F)	0.80	%(F)	0.70	%(F)	15	%(E)
(1.50)	(1.66)	$28.45	31.24%		$1,011,010	0.79%		0.80%		0.59%		14%
(0.01)	(0.19)	$22.99	1.50%		$888,375	0.79%		0.80%		0.61%		31	%(G)
(0.94)	(1.17)	$22.84	27.82%		$1,147,458	0.80%		0.81%		0.62%		14%
(0.80)	(0.93)	$18.80	(12.42)%		$924,995	0.79%		0.80%		0.63%		26%
(0.67)	(0.80)	$22.49	8.77%		$1,131,583	0.82%		0.83%		0.51%		15%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

(G)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 85

Mid Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Mid Cap Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the six months ended June 30, 2022 (Unaudited)	$18.62	0.05	(3.35)	(3.30)	—
For the year ended December 31, 2021	$14.27	0.05	4.36	4.41	(0.06)
For the year ended December 31, 2020	$14.64	0.05	(0.34)	(0.29)	(0.06)
For the year ended December 31, 2019	$11.89	0.05	2.96	3.01	(0.05)
For the year ended December 31, 2018	$13.66	0.06	(1.49)	(1.43)	(0.06)
For the year ended December 31, 2017	$12.59	0.04	1.23	1.27	(0.03)

Class I
For the six months ended June 30, 2022 (Unaudited)	$18.69	0.07	(3.36)	(3.29)	—
For the year ended December 31, 2021	$14.32	0.10	4.38	4.48	(0.11)
For the year ended December 31, 2020	$14.69	0.09	(0.35)	(0.26)	(0.09)
For the year ended December 31, 2019	$11.92	0.10	2.97	3.07	(0.09)
For the year ended December 31, 2018	$13.70	0.10	(1.50)	(1.40)	(0.10)
For the year ended December 31, 2017	$12.62	0.08	1.24	1.32	(0.07)

Class Y
For the six months ended June 30, 2022 (Unaudited)	$18.74	0.09	(3.38)	(3.29)	—
For the year ended December 31, 2021	$14.36	0.11	4.40	4.51	(0.13)
For the year ended December 31, 2020	$14.73	0.10	(0.35)	(0.25)	(0.10)
For the year ended December 31, 2019	$11.95	0.11	2.98	3.09	(0.10)
For the year ended December 31, 2018	$13.73	0.12	(1.50)	(1.38)	(0.12)
For the year ended December 31, 2017	$12.65	0.09	1.24	1.33	(0.08)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

86 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—	—	$15.32	(17.72	)%(E)	$26,119	1.06	%(F)	1.06	%(F)	0.56	%(F)	9	%(E)
—	(0.06)	$18.62	30.87%		$33,006	1.06%		1.06%		0.30%		12%
(0.02)	(0.08)	$14.27	(2.01)%		$33,178	1.06%		1.06%		0.41%		52%
(0.21)	(0.26)	$14.64	25.36%		$31,997	1.06%		1.07%		0.36%		31%
(0.28)	(0.34)	$11.89	(10.56)%		$21,085	1.05%		1.06%		0.43%		20%
(0.17)	(0.20)	$13.66	10.13%		$25,853	1.07%		1.08%		0.28%		11%

—	—	$15.40	(17.60	)%(E)	$159,907	0.77	%(F)	0.77	%(F)	0.84	%(F)	9	%(E)
—	(0.11)	$18.69	31.29%		$229,696	0.77%		0.77%		0.60%		12%
(0.02)	(0.11)	$14.32	(1.76)%		$194,354	0.77%		0.77%		0.71%		52%
(0.21)	(0.30)	$14.69	25.82%		$177,536	0.77%		0.78%		0.68%		31%
(0.28)	(0.38)	$11.92	(10.31)%		$55,045	0.76%		0.77%		0.72%		20%
(0.17)	(0.24)	$13.70	10.47%		$63,298	0.77%		0.79%		0.57%		11%

—	—	$15.45	(17.56	)%(E)	$20,324	0.65	%(F)	0.65	%(F)	0.98	%(F)	9	%(E)
—	(0.13)	$18.74	31.41%		$23,739	0.65%		0.65%		0.69%		12%
(0.02)	(0.12)	$14.36	(1.66)%		$23,248	0.65%		0.65%		0.82%		52%
(0.21)	(0.31)	$14.73	25.91%		$20,454	0.65%		0.66%		0.74%		31%
(0.28)	(0.40)	$11.95	(10.17)%		$27,761	0.64%		0.65%		0.83%		20%
(0.17)	(0.25)	$13.73	10.51%		$32,943	0.67%		0.68%		0.65%		11%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 87

Large Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Large Cap Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2022 (Unaudited)	$35.50	0.15	(6.45)	(6.30)
For the year ended December 31, 2021	$30.42	0.23	7.43	7.66
For the year ended December 31, 2020	$28.86	0.28	2.19	2.47
For the year ended December 31, 2019	$22.89	0.28	6.99	7.27
For the year ended December 31, 2018	$26.45	0.25	(2.83)	(2.58)
For the year ended December 31, 2017	$23.06	0.24	4.35	4.59

Class I
For the six months ended June 30, 2022 (Unaudited)	$35.69	0.20	(6.49)	(6.29)
For the year ended December 31, 2021	$30.57	0.34	7.46	7.80
For the year ended December 31, 2020	$29.05	0.36	2.22	2.58
For the year ended December 31, 2019	$23.03	0.36	7.04	7.40
For the year ended December 31, 2018	$26.62	0.33	(2.86)	(2.53)
For the year ended December 31, 2017	$23.20	0.32	4.38	4.70

Class Y
For the six months ended June 30, 2022 (Unaudited)	$35.72	0.22	(6.49)	(6.27)
For the year ended December 31, 2021	$30.59	0.38	7.47	7.85
For the year ended December 31, 2020	$29.07	0.40	2.21	2.61
For the year ended December 31, 2019	$23.04	0.40	7.05	7.45
For the year ended December 31, 2018	$26.64	0.36	(2.87)	(2.51)
For the year ended December 31, 2017	$23.21	0.35	4.38	4.73

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

88 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000,000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

—	—	—	$29.20	(17.75	)%(D)	$807	0.96	%(E)	0.92	%(E)	26	%(D)(F)
(0.21)	(2.37)	(2.58)	$35.50	25.42%		$987	0.96%		0.68%		22	%(F)
(0.18)	(0.73)	(0.91)	$30.42	8.65%		$763	0.96%		1.04%		33%
(0.26)	(1.04)	(1.30)	$28.86	31.80%		$1,243	0.97%		1.03%		22	%(G)
(0.26)	(0.72)	(0.98)	$22.89	(9.88)%		$1,031	0.96%		0.95%		29	%(F)
(0.20)	(1.00)	(1.20)	$26.45	19.95%		$1,347	0.98%		0.96%		18%

—	—	—	$29.40	(17.62	)%(D)	$6,404	0.67	%(E)	1.21	%(E)	26	%(D)(F)
(0.31)	(2.37)	(2.68)	$35.69	25.75%		$8,168	0.67%		0.97%		22	%(F)
(0.33)	(0.73)	(1.06)	$30.57	8.97%		$5,140	0.67%		1.33%		33%
(0.34)	(1.04)	(1.38)	$29.05	32.18%		$3,878	0.68%		1.32%		22	%(G)
(0.34)	(0.72)	(1.06)	$23.03	(9.63)%		$2,978	0.67%		1.23%		29	%(F)
(0.28)	(1.00)	(1.28)	$26.62	20.30%		$3,539	0.68%		1.25%		18%

—	—	—	$29.45	(17.55	)%(D)	$2,568	0.55	%(E)	1.33	%(E)	26	%(D)(F)
(0.35)	(2.37)	(2.72)	$35.72	25.89%		$3,205	0.55%		1.09%		22	%(F)
(0.36)	(0.73)	(1.09)	$30.59	9.07%		$2,340	0.55%		1.45%		33%
(0.38)	(1.04)	(1.42)	$29.07	32.34%		$1,568	0.56%		1.44%		22	%(G)
(0.37)	(0.72)	(1.09)	$23.04	(9.53)%		$992	0.55%		1.35%		29	%(F)
(0.30)	(1.00)	(1.30)	$26.64	20.42%		$845	0.58%		1.36%		18%

(D)	Not annualized.

(E)	Annualized.

(F)	Portfolio turnover does not include redemptions in-kind.

(G)	Portfolio turnover does not include in-kind subscriptions.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 89

Large Cap Concentrated Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Large Cap Concentrated Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2022 (Unaudited)	$11.90	0.04	(2.40)	(2.36)
For the period ended December 31, 2021	$10.00	0.05	2.00	2.05

Class I
For the six months ended June 30, 2022 (Unaudited)	$11.92	0.06	(2.42)	(2.36)
For the period ended December 31, 2021	$10.00	0.07	2.02	2.09

Class Y
For the six months ended June 30, 2022 (Unaudited)	$11.92	0.06	(2.41)	(2.35)
For the period ended December 31, 2021	$10.00	0.09	2.01	2.10

(A)	Inception date of the Fund is February 26, 2021. Fund commenced public offering on May 3, 2021.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

90 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

—	—	—	$9.54	(19.83	)%(D)	$54	0.97	%(E)	0.71	%(E)	37	%(D)
(0.05)	(0.10)	(0.15)	$11.90	20.53	%(D)	$33	0.96	%(E)	0.56	%(E)	18	%(D)

—	—	—	$9.56	(19.80	)%(D)	$6,700	0.68	%(E)	1.07	%(E)	37	%(D)
(0.07)	(0.10)	(0.17)	$11.92	20.92	%(D)	$2,015	0.67	%(E)	0.77	%(E)	18	%(D)

—	—	—	$9.57	(19.71	)%(D)	$12,963	0.56	%(E)	1.05	%(E)	37	%(D)
(0.08)	(0.10)	(0.18)	$11.92	20.98	%(D)	$15,898	0.55	%(E)	1.00	%(E)	18	%(D)

(D)	Not annualized.

(E)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 91

All Cap Select Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

All Cap Select Fund	Net asset value, beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the six months ended June 30, 2022 (Unaudited)	$21.44	(0.01)	(4.14)	(4.15)	—
For the year ended December 31, 2021	$18.43	0.10	5.85	5.95	(0.17)
For the year ended December 31, 2020	$16.17	0.05	2.26	2.31	(0.05)
For the year ended December 31, 2019	$12.64	0.06	3.78	3.84	—
For the year ended December 31, 2018	$16.01	0.05	(1.96)	(1.91)	(0.06)
For the year ended December 31, 2017	$13.35	0.03	2.63	2.66	—

Class I
For the six months ended June 30, 2022 (Unaudited)	$21.73	0.02	(4.21)	(4.19)	—
For the year ended December 31, 2021	$18.60	0.14	5.96	6.10	(0.20)
For the year ended December 31, 2020	$16.32	0.09	2.29	2.38	(0.10)
For the year ended December 31, 2019	$12.72	0.11	3.80	3.91	—
For the year ended December 31, 2018	$16.11	0.10	(1.97)	(1.87)	(0.12)
For the year ended December 31, 2017	$13.40	0.07	2.65	2.72	(0.01)

Class Y
For the six months ended June 30, 2022 (Unaudited)	$21.82	0.03	(4.22)	(4.19)	—
For the year ended December 31, 2021	$18.66	0.14	6.01	6.15	(0.22)
For the year ended December 31, 2020	$16.37	0.11	2.30	2.41	(0.12)
For the year ended December 31, 2019	$12.74	0.13	3.81	3.94	—
For the year ended December 31, 2018	$16.14	0.12	(1.99)	(1.87)	(0.13)
For the year ended December 31, 2017	$13.42	0.09	2.65	2.74	(0.02)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

92 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(D)

—	—	$17.29	(19.36	)%(E)	$29,437	1.16	%(F)	1.16	%(F)	(0.09	)%(F)	45	%(E)
(2.77)	(2.94)	$21.44	32.91%		$31,064	1.16%		1.16%		0.44%		55%
—	(0.05)	$18.43	14.30%		$10,207	1.16%		1.16%		0.33%		76%
(0.31)	(0.31)	$16.17	30.41%		$11,049	1.17%		1.17%		0.46%		45%
(1.40)	(1.46)	$12.64	(12.31)%		$8,963	1.16%		1.16%		0.29%		84%
—	—	$16.01	19.93%		$13,480	1.17%		1.18%		0.21%		52%

—	—	$17.54	(19.28	)%(E)	$248,373	0.87	%(F)	0.87	%(F)	0.21	%(F)	45	%(E)
(2.77)	(2.97)	$21.73	33.39%		$232,051	0.87%		0.87%		0.61%		55%
—	(0.10)	$18.60	14.57%		$171,263	0.87%		0.87%		0.62%		76%
(0.31)	(0.31)	$16.32	30.77%		$152,591	0.88%		0.88%		0.75%		45%
(1.40)	(1.52)	$12.72	(12.02)%		$114,571	0.87%		0.87%		0.60%		84%
—	(0.01)	$16.11	20.33%		$136,233	0.87%		0.88%		0.52%		52%

—	—	$17.63	(19.20	)%(E)	$85,684	0.75	%(F)	0.75	%(F)	0.31	%(F)	45	%(E)
(2.77)	(2.99)	$21.82	33.55%		$120,283	0.75%		0.75%		0.64%		55%
—	(0.12)	$18.66	14.70%		$141,244	0.75%		0.75%		0.74%		76%
(0.31)	(0.31)	$16.37	30.96%		$103,963	0.76%		0.76%		0.86%		45%
(1.40)	(1.53)	$12.74	(11.95)%		$65,218	0.75%		0.75%		0.73%		84%
—	(0.02)	$16.14	20.45%		$21,628	0.77%		0.78%		0.61%		52%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 93

Long-Short Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Long-Short Fund	Net asset value, beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the six months ended June 30, 2022 (Unaudited)	$27.76	(0.03)	(2.49)	(2.52)	—
For the year ended December 31, 2021	$25.89	(0.11)	4.98	4.87	—
For the year ended December 31, 2020	$26.29	0.02	(0.17)	(0.15)	(0.05)
For the year ended December 31, 2019	$22.78	0.13	5.04	5.17	(0.17)
For the year ended December 31, 2018	$25.76	0.10	(1.96)	(1.86)	(0.07)
For the year ended December 31, 2017	$24.91	(0.05)	1.45	1.40	—

Class I
For the six months ended June 30, 2022 (Unaudited)	$28.68	0.01	(2.58)	(2.57)	—
For the year ended December 31, 2021	$26.58	(0.03)	5.13	5.10	—
For the year ended December 31, 2020	$26.98	0.09	(0.17)	(0.08)	(0.12)
For the year ended December 31, 2019	$23.32	0.22	5.16	5.38	(0.23)
For the year ended December 31, 2018	$26.39	0.18	(2.01)	(1.83)	(0.19)
For the year ended December 31, 2017	$25.43	0.02	1.50	1.52	(0.01)

Class Y
For the six months ended June 30, 2022 (Unaudited)	$28.85	0.03	(2.59)	(2.56)	—
For the year ended December 31, 2021	$26.69	0.02	5.14	5.16	—
For the year ended December 31, 2020	$27.10	0.14	(0.20)	(0.06)	(0.15)
For the year ended December 31, 2019	$23.42	0.25	5.18	5.43	(0.26)
For the year ended December 31, 2018	$26.49	0.21	(2.01)	(1.80)	(0.22)
For the year ended December 31, 2017	$25.53	0.05	1.49	1.54	(0.03)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)

This Fund invests in short positions and as such incurs certain expenses and fees. If such expenses and fees had not occurred, the ratios of total expenses to average net assets would have been 1.36% for Investor, 1.07% for Class I, and 0.95% for Class Y.

94 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000,000’s)	Ratio of total net expenses to average net assets(C)		Ratio of total gross expenses to average net assets(D)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(E)(F)

—	—	$25.24	(9.08	)%(G)	$138	1.84	%(H)	1.85	%(H)	(0.19	)%(H)	22	%(G)
(3.00)	(3.00)	$27.76	19.03%		$168	1.92%		1.93%		(0.38)%		33%
(0.20)	(0.25)	$25.89	(0.55)%		$162	1.81%		1.82%		0.09%		65%
(1.49)	(1.66)	$26.29	22.74%		$235	1.85%		1.86%		0.51%		54%
(1.05)	(1.12)	$22.78	(7.30)%		$189	1.72%		1.73%		0.38%		64%
(0.55)	(0.55)	$25.76	5.65%		$358	1.95%		1.96%		(0.22)%		43%

—	—	$26.11	(8.96	)%(G)	$1,733	1.55	%(H)	1.56	%(H)	0.10	%(H)	22	%(G)
(3.00)	(3.00)	$28.68	19.40%		$1,792	1.63%		1.64%		(0.08)%		33%
(0.20)	(0.32)	$26.58	(0.27)%		$1,794	1.52%		1.53%		0.39%		65%
(1.49)	(1.72)	$26.98	23.11%		$2,960	1.56%		1.57%		0.84%		54%
(1.05)	(1.24)	$23.32	(7.04)%		$3,111	1.43%		1.44%		0.68%		64%
(0.55)	(0.56)	$26.39	5.99%		$4,033	1.65%		1.66%		0.09%		43%

—	—	$26.29	(8.87	)%(G)	$22	1.43	%(H)	1.44	%(H)	0.19	%(H)	22	%(G)
(3.00)	(3.00)	$28.85	19.55%		$37	1.51%		1.52%		0.08%		33%
(0.20)	(0.35)	$26.69	(0.19)%		$75	1.40%		1.41%		0.57%		65%
(1.49)	(1.75)	$27.10	23.23%		$292	1.44%		1.45%		0.93%		54%
(1.05)	(1.27)	$23.42	(6.89)%		$214	1.31%		1.32%		0.80%		64%
(0.55)	(0.58)	$26.49	6.07%		$261	1.55%		1.56%		0.19%		43%

(D)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

(E)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(F)

The portfolio turnover rate for 2022, 2021, 2020, 2019, 2018 and 2017 would have been 21%(G) 30%, 47%, 42%, 51% and 32%, respectively, if the absolute value of securities sold short liability was included in the denominator of the calculation.

(G)	Not annualized.

(H)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 95

International Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

International Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2022 (Unaudited)	$16.76	0.12	(2.90)	(2.78)
For the year ended December 31, 2021	$15.48	0.38	1.52	1.90
For the year ended December 31, 2020	$14.67	0.05	0.90	0.95
For the period ended December 31, 2019	$13.55	0.02	1.15	1.17

Class I
For the six months ended June 30, 2022 (Unaudited)	$16.79	0.14	(2.90)	(2.76)
For the year ended December 31, 2021	$15.51	0.42	1.53	1.95
For the year ended December 31, 2020	$14.69	0.09	0.90	0.99
For the period ended December 31, 2019	$13.55	0.04	1.15	1.19

Class Y
For the six months ended June 30, 2022 (Unaudited)	$16.80	0.15	(2.90)	(2.75)
For the year ended December 31, 2021	$15.51	0.47	1.51	1.98
For the year ended December 31, 2020	$14.69	0.11	0.89	1.00
For the period ended December 31, 2019	$13.55	0.05	1.15	1.20

(A)	Inception date of the Fund is June 28, 2019. Fund commenced public offering and operations on July 1, 2019.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges for periods prior to December 31, 2021.

96 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(C)		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—	—	—	$13.98	(16.59	)%(E)	$360	1.15	%(F)	1.51	%(F)	14	%(E)
(0.15)	(0.47)	(0.62)	$16.76	12.43%		$449	1.13%		2.20%		33%
(0.06)	(0.08)	(0.14)	$15.48	6.48%		$338	1.14%		0.43%		49%
(0.04)	(0.01)	(0.05)	$14.67	8.64	%(E)	$45	1.21	%(F)	0.25	%(F)	8	%(E)

—	—	—	$14.03	(16.44	)%(E)	$9,557	0.86	%(F)	1.79	%(F)	14	%(E)
(0.20)	(0.47)	(0.67)	$16.79	12.74%		$9,010	0.84%		2.43%		33%
(0.09)	(0.08)	(0.17)	$15.51	6.74%		$3,913	0.85%		0.74%		49%
(0.04)	(0.01)	(0.05)	$14.69	8.80	%(E)	$3,828	0.92	%(F)	0.61	%(F)	8	%(E)

—	—	—	$14.05	(16.37	)%(E)	$38,907	0.74	%(F)	1.90	%(F)	14	%(E)
(0.22)	(0.47)	(0.69)	$16.80	12.88%		$46,129	0.72%		2.74%		33%
(0.10)	(0.08)	(0.18)	$15.51	6.81%		$12,616	0.73%		0.87%		49%
(0.05)	(0.01)	(0.06)	$14.69	8.85	%(E)	$9,616	0.80	%(F)	0.70	%(F)	8	%(E)

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 97

Short Duration Securitized Bond Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Short Duration Securitized Bond Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2022 (Unaudited)	$10.10	0.12	(0.47)	(0.35)
For the year ended December 31, 2021	$10.09	0.23	0.01	0.24
For the year ended December 31, 2020	$10.11	0.26	0.02	0.28
For the year ended December 31, 2019	$10.05	0.38	0.06	0.44
For the year ended December 31, 2018	$10.11	0.33	(0.04)	0.29
For the year ended December 31, 2017	$10.04	0.30	0.09	0.39

Class I
For the six months ended June 30, 2022 (Unaudited)	$10.10	0.13	(0.46)	(0.33)
For the year ended December 31, 2021	$10.09	0.25	0.02	0.27
For the year ended December 31, 2020	$10.12	0.28	0.02	0.30
For the year ended December 31, 2019	$10.05	0.41	0.07	0.48
For the year ended December 31, 2018	$10.11	0.36	(0.04)	0.32
For the year ended December 31, 2017	$10.03	0.33	0.10	0.43

Class Y
For the six months ended June 30, 2022 (Unaudited)	$10.11	0.14	(0.47)	(0.33)
For the year ended December 31, 2021	$10.10	0.27	0.01	0.28
For the year ended December 31, 2020	$10.12	0.30	0.02	0.32
For the year ended December 31, 2019	$10.06	0.42	0.06	0.48
For the year ended December 31, 2018	$10.11	0.38	(0.04)	0.34
For the year ended December 31, 2017	$10.03	0.34	0.10	0.44

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

98 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains		Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

(0.13)	—		(0.13)	$9.62	(3.46	)%(D)	$36,854	0.81	%(E)	2.46	%(E)	25	%(D)
(0.23)	(0.00	)(F)	(0.23)	$10.10	2.42%		$40,035	0.81%		2.26%		48%
(0.30)	—		(0.30)	$10.09	2.87%		$47,059	0.82%		2.68%		72%
(0.38)	(0.00	)(F)	(0.38)	$10.11	4.44%		$55,727	0.82%		3.72%		54%
(0.34)	(0.01)		(0.35)	$10.05	2.88%		$18,789	0.81%		3.30%		67%
(0.31)	(0.01)		(0.32)	$10.11	3.97%		$20,511	0.83%		3.03%		82%

(0.15)	—		(0.15)	$9.62	(3.30	)%(D)	$1,269,937	0.52	%(E)	2.75	%(E)	25	%(D)
(0.26)	(0.00	)(F)	(0.26)	$10.10	2.74%		$1,313,888	0.52%		2.50%		48%
(0.33)	—		(0.33)	$10.09	3.08%		$897,232	0.53%		2.93%		72%
(0.41)	(0.00	)(F)	(0.41)	$10.12	4.85%		$525,994	0.53%		4.00%		54%
(0.37)	(0.01)		(0.38)	$10.05	3.18%		$308,341	0.52%		3.62%		67%
(0.34)	(0.01)		(0.35)	$10.11	4.33%		$61,136	0.53%		3.29%		82%

(0.15)	—		(0.15)	$9.63	(3.25	)%(D)	$79,276	0.40	%(E)	2.81	%(E)	25	%(D)
(0.27)	(0.00	)(F)	(0.27)	$10.11	2.85%		$144,787	0.40%		2.68%		48%
(0.34)	—		(0.34)	$10.10	3.29%		$188,175	0.41%		3.09%		72%
(0.42)	(0.00	)(F)	(0.42)	$10.12	4.84%		$226,938	0.41%		4.09%		54%
(0.38)	(0.01)		(0.39)	$10.06	3.38%		$252,137	0.40%		3.72%		67%
(0.35)	(0.01)		(0.36)	$10.11	4.43%		$231,290	0.43%		3.33%		82%

(D)	Not annualized.

(E)	Annualized.

(F)	Amount is less than $0.005.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 99

Core Bond Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Core Bond Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the six months ended June 30, 2022 (Unaudited)	$10.40	0.10	(1.02)	(0.92)
For the year ended December 31, 2021	$10.74	0.19	(0.32)	(0.13)
For the year ended December 31, 2020	$10.19	0.21	0.56	0.77
For the year ended December 31, 2019	$9.71	0.24	0.49	0.73
For the year ended December 31, 2018	$9.85	0.25	(0.13)	0.12
For the year ended December 31, 2017	$9.70	0.21	0.16	0.37

Class I
For the six months ended June 30, 2022 (Unaudited)	$10.39	0.11	(1.02)	(0.91)
For the year ended December 31, 2021	$10.74	0.22	(0.33)	(0.11)
For the year ended December 31, 2020	$10.19	0.24	0.56	0.80
For the year ended December 31, 2019	$9.71	0.26	0.50	0.76
For the year ended December 31, 2018	$9.85	0.28	(0.13)	0.15
For the year ended December 31, 2017	$9.70	0.24	0.16	0.40

Class Y
For the six months ended June 30, 2022 (Unaudited)	$10.39	0.12	(1.02)	(0.90)
For the year ended December 31, 2021	$10.75	0.23	(0.33)	(0.10)
For the year ended December 31, 2020	$10.20	0.26	0.55	0.81
For the year ended December 31, 2019	$9.71	0.28	0.50	0.78
For the year ended December 31, 2018	$9.85	0.29	(0.13)	0.16
For the year ended December 31, 2017	$9.70	0.25	0.16	0.41

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

100 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

(0.10)	—	(0.10)	$9.38	(8.88	)%(D)	$16,438	0.76	%(E)	1.98	%(E)	17	%(D)
(0.21)	—	(0.21)	$10.40	(1.24)%		$10,091	0.76%		1.78%		37%
(0.22)	—	(0.22)	$10.74	7.60%		$17,024	0.76%		1.98%		28%
(0.25)	—	(0.25)	$10.19	7.63%		$3,599	0.77%		2.43%		29%
(0.26)	—	(0.26)	$9.71	1.28%		$2,976	0.76%		2.60%		25%
(0.22)	—	(0.22)	$9.85	3.85%		$3,480	0.78%		2.10%		35%

(0.11)	—	(0.11)	$9.37	(8.77	)%(D)	$461,926	0.47	%(E)	2.29	%(E)	17	%(D)
(0.24)	—	(0.24)	$10.39	(0.99)%		$330,666	0.47%		2.08%		37%
(0.25)	—	(0.25)	$10.74	7.94%		$260,365	0.47%		2.28%		28%
(0.28)	—	(0.28)	$10.19	7.93%		$66,174	0.48%		2.61%		29%
(0.29)	—	(0.29)	$9.71	1.59%		$14,574	0.47%		2.92%		25%
(0.25)	—	(0.25)	$9.85	4.17%		$9,604	0.48%		2.40%		35%

(0.12)	—	(0.12)	$9.37	(8.72	)%(D)	$49,824	0.35	%(E)	2.38	%(E)	17	%(D)
(0.26)	—	(0.26)	$10.39	(0.95)%		$58,668	0.35%		2.21%		37%
(0.26)	—	(0.26)	$10.75	8.04%		$59,856	0.35%		2.46%		28%
(0.29)	—	(0.29)	$10.20	8.15%		$52,275	0.36%		2.83%		29%
(0.30)	—	(0.30)	$9.71	1.69%		$37,713	0.35%		3.03%		25%
(0.26)	—	(0.26)	$9.85	4.22%		$30,740	0.38%		2.49%		35%

(D)	Not annualized.

(E)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 101

Diamond Hill Funds
Notes to Financial Statements
June 30, 2022 (Unaudited)

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Large Cap Concentrated Fund (“Large Cap Concentrated Fund”), Diamond Hill All Cap Select Fund (“All Cap Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill International Fund (“International Fund”), Diamond Hill Short Duration Securitized Bond Fund (“Short Duration Fund”) and Diamond Hill Core Bond Fund (“Core Bond Fund”) are each a diversified series, except for All Cap Select Fund and Large Cap Concentrated Fund which are non-diversified, of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

All Funds currently offer three classes of shares: Investor, Class I and Class Y. Prior to February 22, 2021, the Small Cap Fund, Small-Mid Cap Fund, Large Cap Fund, All Cap Select Fund and Long-Short Fund offered four classes of shares including Class C (sold with a contingent deferred sales charge of 1.00% for shares redeemed within one year of the purchase date). On February 22, 2021, all existing Class C shares were converted to Investor shares at the Investor shares NAV per share as of February 22, 2021. On February 28, 2021, all Class A shares were renamed to Investor shares and the initial sales charge on the shares was eliminated. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares.

New Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”. ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates at the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. The Funds will consider this optional guidance prospectively, if applicable.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities

102 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2022 (Unaudited)

and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid (long positions) or ask (short positions) price in the principal market where such securities are normally traded. Investments in other open-end investment companies are valued at their reported NAV per share. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity (i.e., market transactions for normal, institutional-size trading units of similar securities), readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, if amortized cost is determined to approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price becomes stale, or an event occurs that materially affects the furnished price) are valued by the Valuation & Liquidity Committee. In these cases, the Valuation & Liquidity Committee, established and appointed by the Board of Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 103

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2022 (Unaudited)

caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Trust’s Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign equity securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAVs are calculated. The Funds use a systematic valuation model, provided daily by an independent third party, to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The following is a summary of the Funds’ investments and the inputs used to value the investments as of June 30, 2022:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities (Assets)
Small Cap Fund
Common Stocks*	$379,284,529	$—	$—	$379,284,529
Registered Investment Companies	52,481,403	—	—	52,481,403
Total	$431,765,932	$—	$—	$431,765,932
Small-Mid Cap Fund
Common Stocks*	$1,858,500,647	$—	$—	$1,858,500,647
Registered Investment Companies	174,669,615	—	—	174,669,615
Total	$2,033,170,262	$—	$—	$2,033,170,262
Mid Cap Fund
Common Stocks*	$204,172,543	$—	$—	$204,172,543
Registered Investment Companies	5,078,979	—	—	5,078,979
Total	$209,251,522	$—	$—	$209,251,522
Large Cap Fund
Common Stocks*	$9,665,108,180	$—	$—	$9,665,108,180
Registered Investment Companies	197,672,438	—	—	197,672,438
Total	$9,862,780,618	$—	$—	$9,862,780,618

104 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2022 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Large Cap Concentrated Fund
Common Stocks*	$19,115,485	$—	$—	$19,115,485
Registered Investment Companies	2,298,964	—	—	2,298,964
Total	$21,414,449	$—	$—	$21,414,449
All Cap Select Fund
Common Stocks*	$356,717,070	$—	$—	$356,717,070
Registered Investment Companies	10,391,838	—	—	10,391,838
Total	$367,108,908	$—	$—	$367,108,908
Long-Short Fund
Common Stocks*	$1,635,529,485	$—	$—	$1,635,529,485
Registered Investment Companies	775,173,400	—	—	775,173,400
Total	$2,410,702,885	$—	$—	$2,410,702,885
International Fund
Common Stocks	$15,237,003	$32,076,198	$—	$47,313,201
Warrants	4,532	—	—	4,532
Registered Investment Companies	3,304,562	—	—	3,304,562
Total	$18,546,097	$32,076,198	$—	$50,622,295
Short Duration Fund
Corporate Credit*	$—	$84,593,417	$—	$84,593,417
Securitized*	—	1,153,882,762	—	1,153,882,762
Treasury	—	72,595,702	—	72,595,702
Registered Investment Companies	97,215,101	—	—	97,215,101
Total	$97,215,101	$1,311,071,881	$—	$1,408,286,982
Core Bond Fund
Corporate Credit*	$—	$83,746,546	$—	$83,746,546
Government Related*	—	579,387	—	579,387
Securitized*	—	308,804,410	—	308,804,410
Treasury	—	95,846,992	—	95,846,992
Registered Investment Companies	72,107,593	—	—	72,107,593
Total	$72,107,593	$488,977,335	$—	$561,084,928
Investments in Securities Sold Short (Liabilities)
Long-Short Fund
Common Stocks*	$(507,430,820)	$—	$—	$(507,430,820)
Total	$(507,430,820)	$—	$—	$(507,430,820)

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

There were no transfers into or out of Level 3 for the six months ended June 30, 2022.

Short sales — The Long-Short Fund and International Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline and involves the sale of a security that the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2022 (Unaudited)

Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales and other liquid securities are maintained by the custodian and are used as collateral. Cash collateral is shown as “Cash deposits with custodian for securities sold short” on the Statements of Assets & Liabilities and “Segregated Cash With Custodian” on the Schedules of Investments. Liquid securities pledged as collateral are noted on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. The use of short sales may cause a Fund to have higher expenses (specifically dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Funds’ investment adviser, Diamond Hill Capital Management, Inc. (“DHCM”), to accurately anticipate the future value of a security.

A Fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions. A Fund may also earn rebates as an element of the custodian arrangement, which are recorded as an offset to stock loan fees on short sales transactions. The stock loan fees on short sales are recognized on the Statements of Operations. In the event that rebates exceed the stock loan fees on short sales, the net rebates are recognized as a component of investment income on the Statements of Operations.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions is on an overnight and continuous basis. In exchange, the Funds receive cash and/or U.S. Treasury and government agency securities as collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay State Street the remaining portion. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into a master netting agreement and collateral agreement with State Street that provide the Funds, in the event of default (such as bankruptcy or borrower’s failure to pay or perform), the right to net rights and obligations under such agreements and liquidate and set off collateral against the net amount owed to the Funds.

106 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2022 (Unaudited)

As of June 30, 2022, the fair value of securities on loan and the collateral held were as follows:

		Fair Value of Collateral
	Fair Value of Securities Loaned	Cash Collateral	Non-Cash Collateral*	Total Collateral
Small Cap Fund	$49,272,204	$49,114,375	$2,254,421	$51,368,796
Small-Mid Cap Fund	144,717,163	141,498,652	8,812,718	150,311,370
Mid Cap Fund	3,123,944	3,288,197	—	3,288,197
Large Cap Fund	249,107,059	131,440,919	127,356,962	258,797,881
Large Cap Concentrated Fund	1,588,672	1,621,469	—	1,621,469
All Cap Select Fund	3,342,016	3,438,220	—	3,438,220
Long-Short Fund	518,208,861	535,678,223	—	535,678,223
International Fund	2,090,845	1,954,006	190,300	2,144,306
Short Duration Fund	7,723,966	7,906,405	—	7,906,405
Core Bond Fund	22,741,066	23,284,323	—	23,284,323

*

These securities are held for the benefit of the Funds at the Funds’ custodian. The Funds cannot repledge or resell this collateral. As such, collateral is excluded from the Statements of Assets and Liabilities.

Security transactions — Throughout the reporting period, investment transactions are generally recorded on trade date but no later than the first business day following trade date. For financial reporting purposes, investments are recorded on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income and expense are recognized on the ex-dividend date and interest income is recognized on an accrual basis. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Taxes on foreign dividends and/or capital gains have been recorded for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized using the daily effective yield method and included in interest income. The Funds record distributions received from investments in real estate investment trusts (also known as “REITs”) and partnerships in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions. Interest only stripped mortgage-backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2022 (Unaudited)

Income taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

Each Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable), and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended June 30, 2022, the Funds did not incur any interest or penalties.

Distributions to shareholders — Dividends from net investment income are declared and paid monthly for the Short Duration Fund and Core Bond Fund. Dividends from net investment income are declared and paid on an annual basis for the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Large Cap Concentrated Fund, All Cap Select Fund, Long-Short Fund and International Fund. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in the expenses of each class. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for paydown gains and losses on mortgage-backed securities and deferrals of certain losses. Permanent book and tax basis differences are reclassified among the components of net assets. Certain Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

108 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2022 (Unaudited)

Foreign securities risk — Investing in non-U.S. securities may entail risk due to foreign economic and political developments; this risk may be higher when investing in emerging markets. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (losses) on investments on the Statements of Operations. Net realized and unrealized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Investment Transactions

For the six months ended June 30, 2022, purchases and sales (including maturities) of investment securities (excluding short-term securities, U.S. government obligations and in-kind transactions) were as follows:

	Purchases	Sales
Small Cap Fund	$112,351,363	$200,051,668
Small-Mid Cap Fund	370,136,629	329,860,510
Mid Cap Fund	22,727,477	48,044,067
Large Cap Fund	2,884,490,720	3,195,464,035
Large Cap Concentrated Fund	12,345,296	6,515,002
All Cap Select Fund	252,104,092	176,373,452
Long-Short Fund	655,864,711	48,311,437
International Fund	11,954,177	7,425,389
Short Duration Fund	352,893,315	404,663,797
Core Bond Fund	143,095,004	56,626,775

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2022 (Unaudited)

The Funds pay commissions on the purchase and sale of investment securities. The commissions are treated as transaction costs and, therefore, are included as part of the cost of purchases or net proceeds on the sale of investment securities and are not included in the presentation of Fund expenses on the Statements of Operations. The Funds paid the following commissions during the six months ended June 30, 2022:

	Total Commissions	Commissions as a % of Average Net Assets
Small Cap Fund	$289,083	0.06%
Small-Mid Cap Fund	290,163	0.01%
Mid Cap Fund	21,331	0.01%
Large Cap Fund	1,225,531	0.01%
Large Cap Concentrated Fund	3,596	0.02%
All Cap Select Fund	176,665	0.04%
Long-Short Fund	389,620	0.02%
International Fund	24,860	0.05%

Investment Advisory Fees and Other Transactions with Affiliates

As of June 30, 2022, the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Large Cap Concentrated Fund, All Cap Select Fund, Long-Short Fund, International Fund, Short Duration Fund and Core Bond Fund each receive investment management and advisory services from DHCM under management agreements that provide for fees to be paid monthly at an annual rate of 0.80%, 0.75%, 0.60%, 0.50%, 0.50%, 0.70%, 0.90%, 0.65%, 0.35% and 0.30%, respectively, of each Fund’s average daily net assets. The management agreements are subject to annual approval by the Board of Trustees. In addition, each Fund has entered into an administrative services agreement whereby DHCM is paid a fee monthly at an annual rate of 0.21% for Investor shares, 0.17% for Class I shares and 0.05% for Class Y shares of each class’ average daily net assets. These administrative fees are used to pay most of the Funds’ operating expenses except advisory fees, distribution fees, custody fees, brokerage fees, taxes, interest and dividend expense on securities sold short and extraordinary expenses.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan on behalf of each Fund’s Investor shares (the “Plan”). Under the Plan, Investor shares pay a distribution fee monthly at an annual rate of 0.25% of Investor shares average daily net assets. Class I and Class Y shares are not subject to any distribution fees. The Trust has entered into a Distribution Agreement on behalf of the Funds with Foreside Financial Services, LLC (“Distributor”). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund’s shares.

110 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2022 (Unaudited)

The Funds may invest in one or more Diamond Hill Funds. The Funds’ adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Funds. This fee waiver is accrued daily and settled monthly. During the six months ended June 30, 2022, the Funds reduced investment advisory fees as follows:

Small-Mid Cap Fund	$31,020
Mid Cap Fund	879
Long-Short Fund	32,343

The Small-Mid Cap Fund, Mid Cap Fund and Long-Short Fund each own or had owned Class Y shares of the Short Duration Fund, thereby making the Short Duration Fund an affiliated company as defined by the 1940 Act.

Information regarding the Funds’ holdings in the Short Duration Fund during the six months ended June 30, 2022 is as follows:

Affiliated Fund	Small-Mid Cap Fund	Mid Cap Fund	Long-Short Fund
Diamond Hill Short Duration Securitized Bond Fund
Value, December 31, 2021	$27,403,556	$1,673,091	$30,812,092
Purchases	245,213	3,806	246,581
Sales	(18,000,000)	(1,657,016)	(20,000,000)
Realized Losses	(349,205)	(14,891)	(270,838)
Change in Unrealized Appreciation (Depreciation)	(504,237)	(4,990)	(613,987)
Value, June 30, 2022	$8,795,327	$—	$10,173,848
Income Distributions	$245,213	$3,806	$246,581

DHCM is a majority shareholder of the Large Cap Concentrated, International and Core Bond Funds.

The Officers of the Trust are affiliated with DHCM. Such Officers receive no compensation from the Funds for serving in their respective roles.

Trustee Fees

The Independent Trustees are compensated for their services to the Funds by DHCM as part of the administration services agreement. The Independent Trustees were paid $314,625 in fees during the six months ended June 30, 2022. In addition, DHCM reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

Commitments and Contingencies

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2022 (Unaudited)

under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Federal Tax Information

The amount and character of income and capital gain distributions paid by the Funds are determined in accordance with Federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the years or period ended December 31, 2021 was as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund
Distributions paid from:
Ordinary income	$4,964,628	$11,018,560	$1,591,509
Long-term capital gains	82,378,831	115,529,321	16,469
Total distributions	$87,343,459	$126,547,881	$1,607,978

	Large Cap Fund	Large Cap Concentrated Fund	All Cap Select Fund
Distributions paid from:
Ordinary income	$168,926,355	$259,770	$12,924,865
Long-term capital gains	715,118,746	—	32,261,065
Total distributions	$884,045,101	$259,770	$45,185,930

	Long-Short Fund	International Fund	Short Duration Fund
Distributions paid from:
Ordinary income	$—	$1,499,231	$35,095,985
Long-term capital gains	200,770,964	599,477	376,715
Total distributions	$200,770,964	$2,098,708	$35,472,700

Core Bond Fund
Distributions paid from:
Ordinary income	$8,952,821
Long-term capital gains	—
Total distributions	$8,952,821

112 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2022 (Unaudited)

The following information was computed on a tax basis for each item as of December 31, 2021:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Net unrealized appreciation on portfolio investments	$272,053,825	$797,101,753	$93,992,587	$3,808,484,562
Undistributed ordinary income	—	200,223	—	2,246,248
Undistributed capital gains	8,889,551	5,507,103	789,411	116,803,920
Distributable earnings	$280,943,376	$802,809,079	$94,781,998	$3,927,534,730

	Large Cap Concentrated Fund	All Cap Select Fund	Long-Short Fund	International Fund
Net unrealized appreciation on portfolio investments	$2,329,308	$131,060,003	$684,497,840	$2,679,259
Undistributed ordinary income	—	341,941	—	—
Undistributed capital gains	—	4,944,724	51,189,371	133,991
Post October capital losses	(137,902)	—	—	—
Distributable earnings	$2,191,406	$136,346,668	$735,687,211	$2,813,250

	Short Duration Fund	Core Bond Fund
Net unrealized appreciation (depreciation) on portfolio investments	$6,369,524	$(2,129,594)
Post October capital losses	(153,846)	—
Accumulated capital and other losses	—	(476,484)
Distributable earnings (accumulated deficit)	$6,215,678	$(2,606,078)

As of June 30, 2022, the Funds’ federal tax cost of portfolio investments and net unrealized appreciation (depreciation) on portfolio investments including short sales, where applicable, were as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Tax cost of portfolio investments	$327,798,083	$1,705,637,872	$173,402,749	$8,933,233,761
Gross unrealized appreciation	122,836,701	476,313,776	49,847,576	1,742,185,646
Gross unrealized depreciation	(18,868,852)	(148,781,386)	(13,998,803)	(812,638,789)
Net unrealized appreciation on portfolio investments	$103,967,849	$327,532,390	$35,848,773	$929,546,857

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2022 (Unaudited)

	Large Cap Concentrated Fund	All Cap Select Fund	Long-Short Fund	International Fund
Tax cost of portfolio investments	$22,749,643	$340,353,795	$1,486,790,040	$57,297,842
Gross unrealized appreciation	742,575	68,565,285	557,635,818	2,052,236
Gross unrealized depreciation	(2,077,769)	(41,810,172)	(141,153,793)	(8,727,783)
Net unrealized appreciation (depreciation) on portfolio investments	$(1,335,194)	$26,755,113	$416,482,025	$(6,675,547)

	Short Duration Fund	Core Bond Fund
Tax cost of portfolio investments	$1,469,756,850	$605,251,669
Gross unrealized appreciation	14,410,119	3,208,490
Gross unrealized depreciation	(75,879,987)	(47,375,231)
Net unrealized depreciation on portfolio investments	$(61,469,868)	$(44,166,741)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For the latest tax year ended December 31, 2021, the following Fund has capital loss carry forwards (“CLCFs”) as summarized below.

CLCFs not subject to expiration:

Core Bond Fund
No expiration - short-term	$476,484
No expiration - long-term	—
$476,484

In-Kind Redemption Transactions

During the six months ended June 30, 2022, Large Cap Fund realized $302,171 of net capital gains resulting from in-kind redemptions (redemptions in which shareholders who redeemed Fund shares received investment securities held by the Fund rather than cash). The Fund recognizes a gain on in-kind redemptions to the extent that the value of the distributed investment securities on the date of redemption exceeds the cost of those investment securities. Such gains are not taxable to the Fund and are not required to be distributed to shareholders. The Fund has reclassified this amount against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the Fund’s net assets or NAV per share.

114 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2022 (Unaudited)

Borrowings

The Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Large Cap Concentrated Fund, All Cap Select Fund, Long-Short Fund, International Fund, Short Duration Fund and Core Bond Fund each has an unsecured line of credit up to 20.0%, 20.0%, 20.0%, 33.3%, 20.0%, 25.0%, 15.0%, 20.0%, 20.0% and 20.0%, respectively, of its net assets, with a total maximum of $40,000,000.

Borrowings under the agreement bear interest at the sum of 0.10% plus the higher of Federal Funds Effective Rate or the Overnight Bank Funding Rate plus 1.25%. The line of credit is available until June 1, 2023, unless extended, when any advances are to be repaid. During the six months ended June 30, 2022, no amounts were drawn from the available line.

In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. A lending fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to anyone borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board. During the six months ended June 30, 2022, none of the Funds participated in the Interfund Lending Program.

Other Matters

The global spread of novel coronavirus disease (COVID-19) was declared a pandemic by the World Health Organization. This pandemic has resulted in significant disruptions to economies and markets, adversely impacting individual companies, sectors, industries, currencies, interest and inflation rates, credit ratings, and investor sentiment. COVID-19 has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Funds hold, and may adversely affect the Funds’ investments and operations. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. There have been no comparable recent events that provide guidance as to the effect the spread of COVID-19 as a global pandemic may have on the Funds’ financial performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a Fund’s investments. Management continues to monitor and evaluate this situation.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 115

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2022 (Unaudited)

Subsequent Events

The Funds evaluated events from June 30, 2022 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

116 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Other Items
June 30, 2022 (Unaudited)

Proxy Voting

The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve-month period ended June 30 are available without charge upon request by calling toll free number 1-888-226-5595, or through the Funds’ website, or on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Part F to Form N-PORT. The complete listing is available on the Commission’s website. Monthly portfolio holdings are also available on
www.diamond-hill.com.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 117

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges (loads) as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs or other fees that may apply, such as sales charges and fees for low balance accounts. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at January 1, 2022 and held for the entire period from January 1, 2022 through June 30, 2022.

The Actual Expense example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense example below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Small Cap Fund
Investor	1,000.00	1,000.00	808.20	1,018.53	5.66	6.32	1.26%
Class I	1,000.00	1,000.00	809.50	1,019.97	4.36	4.87	0.97%
Class Y	1,000.00	1,000.00	810.10	1,020.57	3.83	4.27	0.85%
Small-Mid Cap Fund
Investor	1,000.00	1,000.00	830.40	1,018.80	5.49	6.05	1.21%
Class I	1,000.00	1,000.00	831.60	1,020.24	4.17	4.60	0.92%
Class Y	1,000.00	1,000.00	832.00	1,020.84	3.63	4.00	0.80%
Mid Cap Fund
Investor	1,000.00	1,000.00	822.80	1,019.53	4.80	5.32	1.06%
Class I	1,000.00	1,000.00	824.00	1,020.97	3.49	3.87	0.77%
Class Y	1,000.00	1,000.00	824.40	1,021.57	2.95	3.26	0.65%

118 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited) (Continued)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Large Cap Fund
Investor	1,000.00	1,000.00	822.50	1,020.03	4.34	4.82	0.96%
Class I	1,000.00	1,000.00	823.80	1,021.47	3.04	3.36	0.67%
Class Y	1,000.00	1,000.00	824.50	1,022.06	2.49	2.76	0.55%
Large Cap Concentrated Fund
Investor	1,000.00	1,000.00	801.70	1,020.00	4.32	4.84	0.97%
Class I	1,000.00	1,000.00	802.00	1,021.44	3.02	3.39	0.68%
Class Y	1,000.00	1,000.00	802.90	1,022.03	2.49	2.79	0.56%
All Cap Select Fund
Investor	1,000.00	1,000.00	806.40	1,019.04	5.20	5.81	1.16%
Class I	1,000.00	1,000.00	807.20	1,020.48	3.90	4.36	0.87%
Class Y	1,000.00	1,000.00	808.00	1,021.07	3.37	3.76	0.75%
Long-Short Fund
Investor	1,000.00	1,000.00	909.20	1,015.65	8.73	9.22	1.84%
Class I	1,000.00	1,000.00	910.40	1,017.09	7.36	7.77	1.55%
Class Y	1,000.00	1,000.00	911.30	1,017.68	6.80	7.17	1.43%
International Fund
Investor	1,000.00	1,000.00	834.10	1,019.09	5.23	5.76	1.15%
Class I	1,000.00	1,000.00	835.60	1,020.53	3.91	4.30	0.86%
Class Y	1,000.00	1,000.00	836.30	1,021.13	3.37	3.70	0.74%
Short Duration Fund
Investor	1,000.00	1,000.00	965.40	1,020.77	3.95	4.06	0.81%
Class I	1,000.00	1,000.00	967.00	1,022.21	2.54	2.61	0.52%
Class Y	1,000.00	1,000.00	967.50	1,022.81	1.95	2.01	0.40%
Core Bond Fund
Investor	1,000.00	1,000.00	911.20	1,021.03	3.60	3.80	0.76%
Class I	1,000.00	1,000.00	912.30	1,022.47	2.23	2.36	0.47%
Class Y	1,000.00	1,000.00	912.80	1,023.06	1.66	1.76	0.35%

*

Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

You can find more information about the Fund’s expenses, including annual expense ratios for historical periods in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. The standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2022 | DIAMOND-HILL.COM 119

Diamond Hill Funds
Operation and Effectiveness of the Funds’ Liquidity Risk Management Program
(Unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Diamond Hill Funds Board of Trustees (the “Board”) met on May 19, 2022 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Diamond Hill Funds (each, a “Fund”), pursuant to the Liquidity Rule. The Board has appointed the Diamond Hill Capital Management, Inc. Valuation & Liquidity Committee (the “Committee”) as the program administrator for the Program. At the Meeting, the Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, and any material changes to the Program (the “Report”). The Report covered the period from April 1, 2021 through March 31, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments into one of four liquidity buckets: Highly Liquid, Moderately Liquid, Less Liquid and Illiquid. These classifications are reported to the SEC on Form N-PORT.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure. The Committee also factored a Fund’s concentration in an issuer into the liquidity analysis by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed historical gross redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). The Committee also considered a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the likelihood of advance notice for large redemptions.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: The Committee considered the terms of the credit facility applicable to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds. The Committee also considered other types of borrowing available to the Funds, such as the ability to use interfund lending. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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INVESTMENT ADVISER: DIAMOND HILL CAPITAL MANAGEMENT, INC.

DISTRIBUTOR: FORESIDE FINANCIAL SERVICES, LLC (MEMBER FINRA)

DIAMOND-HILL.COM | 855.255.8955 | 325 JOHN H. MCCONNELL BLVD | SUITE 200 | COLUMBUS, OHIO | 43215

DH-SAR063022

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reporting period.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included in the Semi-Annual Report to Shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affected, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)(1)	Not applicable for semi-annual reporting period.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) (a)(4)	Not applicable. Change in registrant’s independent public accountants: Not applicable.

(b)	Certification required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Diamond Hill Funds

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, President

Date:	August 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, President

Date:	August 25, 2022

By (Signature and Title)	/s/ Julie A. Roach
Julie A. Roach, Principal Financial Officer

Date:	August 25, 2022